As filed with the Securities and Exchange Commission on September 18, 2006.

                       1933 Act Registration No. 33-87244
                       1940 Act Registration No. 811-8894

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

                  Pre-Effective Amendment No.                     [ ]
                  Post-Effective Amendment No.   44               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                  [ ]
                  Amendment No.    45                             [X]

                                JNL SERIES TRUST
          --------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                    1 Corporate Way, Lansing, Michigan 48951
          --------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (517) 381-5500
         ---------------------------------------------------------------

                                             with a copy to:

Susan S. Rhee, Esq.                          Jorden Burt LLP
JNL Series Trust                             1025 Thomas Jefferson Street, N.W.
Vice President, Counsel & Secretary          Suite 400 East
1 Corporate Way                              Washington, D.C. 20007
Lansing, Michigan 48951                      Attn:  Gary O. Cohen

                     (Name and Address of Agent for Service)

 It is proposed that this filing will become effective (check appropriate box)

____ immediately upon filing pursuant to paragraph (b)

____ on May 1, 2006 pursuant to paragraph (b)

____ 60 days after filing pursuant to paragraph (a)(1)

____ on (date) pursuant to paragraph (a)(1)

__X__ 75 days after filing pursuant to paragraph (a)(2) -

____ on May 1, 2006 pursuant to paragraph (a)(2) of Rule 485.

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                JNL SERIES TRUST
                    REFERENCE TO ITEMS REQUIRED BY FORM N-1A

                                                                              Caption in Prospectus or Statement of
                                                                              Additional Information relating to
                                                                              each Item
        N-1A Item

        Part A.  Information Required in a Prospectus                         Prospectus

1.      Front and Back Cover Pages                                            Front and Back Cover Pages

2.      Risk/Return Summary: Investments, Risks, and Performance              About the Funds of the Trust

3.      Risk/Return Summary: Fee Table                                        About the Funds of the Trust

4.      Investment Objectives, Principal Investment Strategies, Related       About the Funds of the Trust; "Market
        Risks And Disclosure of Portfolio Holdings                            Timing" Policy

5.      Management, Organization and Capital Structure                        Management of the Trust; About the
                                                                              Funds of the Trust

6.      Shareholder Information                                               Investment of Trust Shares; Share
                                                                              Redemption; Tax Status

7.      Distribution Arrangements                                             The Distributor; Distribution Plan

8.      Financial Highlights Information                                      Financial Highlights

        Part B. Information Required in a Statement of Additional              Statement of Additional Information
        Information

9.      Cover Page and Table Of Contents                                      Cover Page and Table of Contents

10.     Fund History                                                          General Information and History

11.     Description of the Fund and Its Investments and Risks                 Common Types of Investments and
                                                                              Management Practices; Additional Risk
                                                                              Considerations; Investment
                                                                              Restrictions Applicable to All Funds

12.     Management of the Fund                                                Trustees and Officers of the Trust

13.     Control Persons and Principal Holders                                 Trustees and Officers of the Trust;
                                                                              Ownership of Trustees of Shares in the
                                                                              Funds of the Trust; Principal Holders
                                                                              of Trust Shares

14.     Investment Advisory and Other Services                                Investment Adviser, Sub-Advisers and
                                                                              Other Service Providers

15.     Portfolio Managers                                                    Portfolio Manager Compensation
                                                                              Structure

16.     Brokerage Allocation and Other Practices                              Fund Transactions and Brokerage

17.     Capital Stock and Other Securities                                    Purchases, Redemptions and Pricing of
                                                                              Shares

18.     Purchase, Redemption and Pricing of Shares                            Purchases, Redemptions and Pricing of
                                                                              Shares

19.     Taxation of the Fund                                                  Tax Status

20.     Underwriters                                                          The Distributor; Distribution Plan

21.     Calculation of Performance                                            Not Applicable

22.     Financial Statements                                                  Financial Statements


Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.


This Amendment to the Registration Statement on Form N1-A (the "Registration Statement") is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended. This Amendment is being filed to describe in a supplement (i) the replacement of Putnam Investment Management, LLC with PPM America, Inc. as a sub-adviser for the JNL/Putnam Value Equity Fund, which was previously sub-advised by Putnam Investment Management, LLC; (ii) the addition of eleven funds; and iii) to reflect other changes to the Prospectus dated May 1, 2006 for the JNL Series Trust and to the Statement of Additional Information dated May 1, 2006 both of which were filed with the Commission on April 12, 2006, as part of Post-Effective Amendment No. 44 to the Registration Statement and to file exhibits to the Registration Statement. This Amendment does not otherwise delete, amend or supercede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statemen t.

 THE INFORMATION IN THE SUPPLEMENT TO THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS SUPPLEMENT IS NOT
  AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE
       SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

              SUPPLEMENT DATED DECEMBER 29, 2006 TO THE PROSPECTUS
                                DATED MAY 1, 2006

                               JNL(R) SERIES TRUST

Please note that the changes are effective January 16, 2007.

ALL REFERENCES TO JACKSON NATIONAL LIFE DISTRIBUTORS, INC. SHOULD BE CHANGED TO JACKSON NATIONAL LIFE DISTRIBUTORS LLC.


PLEASE DELETE ALL REFERENCES TO THE JNL/PUTNAM VALUE EQUITY FUND.


PLEASE CHANGE ALL REFERENCES IN THE PROSPECTUS FOR THE "JNL/WESTERN HIGH YIELD BOND FUND" TO "JNL/WESTERN ASSET HIGH YIELD BOND FUND."

PLEASE CHANGE ALL REFERENCES IN THE PROSPECTUS FOR THE "JNL/WESTERN STRATEGIC BOND FUND" TO "JNL/WESTERN ASSET STRATEGIC BOND FUND."

PLEASE CHANGE ALL REFERENCES IN THE PROSPECTUS FOR THE "JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND" TO "JNL/WESTERN ASSET U.S. GOVERNMENT & QUALITY BOND FUND."


PLEASE ADD THE FOLLOWING DISCLOSURES TO THE COVER PAGE:

iShares(R) is a registered mark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make ANY representations regarding the advisability of investing in the Fund.

SPDRs(R) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by PDR Services LLC ("PDR") and the American Stock Exchange LLC ("AMEX") in connection with the listing and trading of SPDRs on the AMEX. These products are not sponsored, sold or endorsed by S&P, a division of The McGraw-Hill companies, Inc., and S&P makes no representation regarding the advisability of investing in them. The Funds are not sponsored, endorsed, sold or promoted by PDR. PDR makes no representations or warranties to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the SPDRs. PDR has no obligation or liability in connection with the operation, marketing, or trading of the Funds.

Vanguard(R) and VIPERs(R) are trademarks of The Vanguard Group, Inc. ("Vanguard"). The Funds are not sponsored, endorsed, sold, or promoted by Vanguard. Vanguard makes no representations or warranties to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the VIPERs. Vanguard has not obligation or liability in connection with the operation, marketing, or trading of the Funds.


THE FOLLOWING FUNDS SHOULD BE ADDED TO THE LIST OF FUNDS ON THE COVER PAGE:

JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/PPM America Value Equity Fund (FORMERLY, JNL/PUTNAM VALUE EQUITY FUND) JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P Moderate Retirement Strategy
JNL/S&P Moderate Growth Retirement Strategy
JNL/S&P Growth Retirement Strategy

THE TABLE(S) ENTITLED "AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005" FOR THE JNL/AIM REAL ESTATE FUND SHOULD BE DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
------------------------------------------------------------------------------------------ --------------------
                                                                                              Life of Fund*
------------------------------------------------------------------------------------------ --------------------
JNL/AIM Real Estate Fund (Class A)                                                                17.00%
MSCI US REIT Index                                                                                14.61%
------------------------------------------------------------------------------------------ --------------------

The MSCI US REIT Index is a broad-based, unmanaged index. *The Fund began operations on May 2, 2005.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
------------------------------------------------------------------------------------------ --------------------
                                                                                             Life of Class*
------------------------------------------------------------------------------------------ --------------------
JNL/AIM Real Estate Fund (Class B)                                                                17.20%
MSCI US REIT Index                                                                                14.61%
------------------------------------------------------------------------------------------ --------------------

The MSCI US REIT Index is a broad-based, unmanaged index. *The Fund began operations on May 2, 2005.


IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" FOR THE JNL/LAZARD EMERGING MARKETS FUND, PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index, which generally currently includes: Argentina, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Netherlands, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Credit Suisse Global Natural Resources Fund is long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests under normal conditions a minimum of 95% (or the majority of its assets) of its assets in worldwide companies active in the extraction, production, processing and trading of the following products: chemicals, building materials, metal and other raw materials, timber and paper products, containers and packaging as well as companies in the energy resources sector. Futhermore, the Fund may invest in companies which obtain the majority of their revenues by financing the above activities.

The Fund may invest up to 15% of its net assets, irrespective of currency and regardless of the issuer's country of origin, in convertible and warrant bonds, providing the associated rights confer entitlement to the subscription of shares in companies in which the Fund is permitted to invest under terms of its investment policy.

Furthermore, the Fund may invest in listed and equity-linked notes, providing the underlying equities relate to companies permitted under the terms of the Fund's investment policy. Investments in equity-linked notes, together with convertible and warrant bonds, may not exceed 15% of the net assets of the Fund.

No single holding of the Fund may be in excess of 10% of a company's total value. It is required that 70% of the Fund assets are to be held in stocks that are included in the MSCI Index customized benchmark. The exposure to a stock, which is not included in the benchmark, may not be actively increased beyond 3% of the Fund's assets at the time of purchase. The Fund is not permitted to hold more than 4% of its assets in a single position that is not included in the benchmark. The Fund pursues a target of 2.0% excess return over the benchmark, with a range of active risk ("Tracking Error") of 3.0-6.0%.

Below are the sub-sector investment guidelines for the Fund and its MSCI Index customized benchmark:

MSCI Metals & Mining Index: Benchmark Weighting = 50% Fund Range = 35 - 65% MSCI Oil & Gas Index: Benchmark Weighting = 25% Fund Range = 15 - 35% MSCI Paper & Forest Index: Benchmark Weighting = 15% Fund Range = 10 - 20% MSCI Chemicals
Index: Benchmark Weighting = 10% Fund Range = 5 - 15%

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. The market price of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging countries, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o DERIVATIVES RISK. Investing in derivative instruments, such as swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's Sub-Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

     o INTEREST RATE RISK. When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to changes in interest rates. The Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

     o CREDIT RISK. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

     o INDUSTRY CONCENTRATION RISK. Because the Fund may be concentrated in a certain industry, the Fund's performance is closely tied to, and affected by, the specific industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Fund invests, than a mixture of stocks of companies from a wide variety of industries.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

          MAXIMUM SALES LOAD IMPOSED ON PURCHASES                 NOT APPLICABLE

          MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS      NOT APPLICABLE

          DEFERRED SALES LOAD                                     NOT APPLICABLE

          REDEMPTION FEE                                          NOT APPLICABLE

          EXCHANGE FEE                                            NOT APPLICABLE

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---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.85%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  1.06%
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.85%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  0.86%
--------------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $108
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                           $337
-------------------------------------------------------------------------------------- --------------------------

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-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                             $88
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                           $274
-------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques. These securities and techniques may subject the Fund to additional risks.

TEMPORARY DEFENSIVE POSITION. When the Sub-Adviser believes market or economic conditions are unfavorable for investors, the Sub-Adviser may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include U.S. government securities, bank time deposits denominated in the currency of any major country, commercial paper, and repurchase agreements. The Sub-Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to pursue its investment goal.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Credit Suisse Global Natural Resources Fund is Credit Suisse Asset Management, LLC ("CSAM"), located at 466 Lexington Avenue, New York, New York 10017. CSAM is a subsidiary of Credit Suisse Group ("CSG"). CSG's office is located at Giesshubelstrasse 30, PO Box 800, Zurich, Switzerland, CH-8070.

In connection with CSAM's service as Sub-Adviser to the Fund, Credit Suisse Asset Management Limited ("CSAM Limited") will provide investment advisory and portfolio management advice to all or that portion of the Fund's assets designated by CSAM from time to time. CSAM Limited is compensated by CSAM at no additional expense to the Trust. CSAM Limited is located at One Cabot Square, London, UK E14 4QJ.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are Jay Bhutani and Neil Gregson.

Jay Bhutani, Director, is a global energy analyst, European mining analyst and portfolio manager of the Credit Suisse Global Natural Resources Portfolios. Jay joined Credit Suisse from Lehman Brothers where he was a Senior Oil & Gas Analyst and frequently highly ranked in institutional investor surveys. Prior to joining Lehman, Jay worked as an Oil & Gas Analyst at Donaldson, Lufkin & Jenrette and at Caspian Securities. Prior to joining the securities industry, he worked as an oil industry consultant at Petroleum Finance Co. and as an Editor of Petroleum Intelligence Weekly in Washington and New York. Jay holds a BA in International Relations (Summa Cum Laude) from the University of Pennsylvania and an MBA from Carnegie-Mellon University.

Neil Gregson, Managing Director, is Head of Global Emerging Market Equities and Chief Investment Officer for Equities in Emerging Europe, the Middle East and Africa. Prior to joining Credit Suisse in 1990, Mr. Gregson served as an Investment Analyst in Johannesburg. Previously, Mr. Gregson was a mining engineer with Anglo American Corporation in South Africa. Mr. Gregson earned a BSc (Hons.) in Mining Engineering from Nottingham University. Mr. Gregson is an Associate of the Institute of Investment Management and Research and was a member of its Council from 1997 to early 1999.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory and sub-sub advisory agreements will be available in the Fund's Annual Report dated December 31, 2006.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/CREDIT SUISSE LONG/SHORT FUND

INVESTMENT  OBJECTIVE.   The  investment  objective  of  the  JNL/Credit  Suisse
Long/Short Fund is total return.

PRINCIPAL INVESTMENT STRATEGIES. The Fund's strategy is a quantitative active equity management strategy that allows the portfolio to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks. A natural expansion from enhanced indexing and long/short strategies, the US Equity - Short Extension strategy offers the portfolio management team increased flexibility to express their views on certain equities while maintaining--to a large degree--the underlying index's risk factors, such as sector and industry exposures.

The Sub-Adviser employs symmetric long and short weights around a full market exposure to an underlying equity index. Long positions are typically held at 120% of the underlying stock portfolio, and the short constraint is relaxed to a degree allowing short positions of 20% of the underlying assets pool. The portfolio, including the net short positions, therefore maintains an expected market beta of one while capturing a more efficient translation from stock selection model to portfolio implementation.

With this 120/20 approach, the Sub-Adviser pursues a performance target range of 2.0-3.5% excess return over the underlying portfolio benchmark with a range of active risk ("Tracking Error") of 2.0-4.0%. The Strategy thus strives to achieve an information ratio of 0.75-1.00.

The Sub-Adviser will predominantly invest in large-cap US equities, employing a buy universe encompassing the constituents of the Standard & Poor's 500 Index, Russell 1000 Index, and MSCI USA Index. In addition, the Sub-Adviser in general will maintain characteristics - risk factor exposures, sector and industry weights, etc. - similar to those of the benchmark index.

INVESTMENT PROCESS
     The Sub-Adviser adheres to rigorous and disciplined portfolio construction and risk management. The strategy employs a transparent, disciplined and innovative quantitative equity investment process, encompassing four steps: (I) formulation of investment views, (II) construction of cross-sectional expected returns, (III) portfolio optimization and implementation, (IV) performance monitoring and attribution analysis.

STEP 1: FORMULATING INVESTMENT VIEWS
     The investment process starts with a set of investment views, i.e. fundamental factors or signals that can help forecast cross-sectional returns of stocks. The investment views (also called loosely as alpha drivers) are developed internally through a rigorous research process.

     The Sub-Adviser utilizes five distinct alpha drivers - Valuation, Profitability, Growth, Momentum, and Capital-Use & Balance Sheet Quality. Each one of the five alpha drivers is composed of a set of fundamental characteristics that display broad similarities. For example, the Valuation driver includes factors such as price-to-earnings ratio and enterprise value-to-cash flow ratio, while the Profitability driver includes return on equity and return on invested capital. These five alpha drivers define the Strategy's intended exposure of and drive the difference in the cross-sectional expected returns among stocks.

STEP 2: CONSTRUCTING THE CROSS-SECTIONAL EXPECTED RETURNS
     The second step of the investment process involves calculating the cross-sectional expected returns given the investment views. This involves (a) constructing optimal view portfolios that ensures orthogonality among alpha drivers and eliminates Beta and risk exposures from the alpha drivers, (b) optimally allocating risks among optimal view portfolios to ensure optimal exposure through risk budgeting, and (c) constructing cross-sectional expected returns that are consistent with the alpha exposures as well as that of the risk model. The expected return constructed in the investment process thus reflects the best estimate on the relative attractiveness of the stocks in the universe. It is used as a common input to the portfolio optimization process.

STEP 3: PORTFOLIO CONSTRUCTION AND IMPLEMENTATION
     Portfolio construction and implementation is the third step of the investment process. The expected returns constructed above and the risk model are combined in a mean-variance optimizer with client investment guidelines to derive the optimal portfolio. The portfolio optimization defines the Sub-Adviser's buys and sells. In general, the investment guideline or restrictions on the Short-Extension Strategy will be added as constraints in the portfolio optimization process to ensure the adherence to investment guideline. The portfolio optimization also ensures that risk characteristics of the portfolio, including sector, industry and risk index exposure, to be similar to those of benchmark and to be within that of the investment guideline.

Portfolio implementation follows the portfolio construction. A defined trading strategy is selected and closely followed, with trade controls (post-trade analysis) and implementation based on the principles of best execution being paramount to the successful construction of the client portfolio.

STEP 4: PERFORMANCE MONITORING AND ATTRIBUTION ANALYSIS
     An extensive performance monitoring and attribution analysis process is the final step of the investment process. The performance of the alpha drivers is monitored on a daily basis, as is the portfolio's exposure to those alpha drivers. Expected tracking error, systematic and idiosyncratic risk components, client constraints, benchmark changes, corporate actions, and cash management are among the issues monitored and addressed on a daily basis by the portfolio management team. In addition, regular investment performance attribution reports and refinements to the stock selection process are considered integral to the ongoing management of client assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. The market price of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

     o SHORT SALES RISK. The Fund may take positions by selling borrowed securities that it does not currently own, with the intention of repurchasing them later for a profit on the expectation that the market price will drop. Because they expose the Fund to risks associated with securities it does not own, short positions involve speculative exposure risk. As a result, if the Fund takes short positions in stocks that increase in value, then it will be likely to underperform similar stock mutual funds that do not take short positions. In addition, short positions typically involve increased liquidity risk and transaction costs.

     o SPECULATIVE EXPOSURE RISK. To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

     o DERIVATIVES RISK. Investing in derivative instruments, such as swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's Sub-Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

     o    INDUSTRY  FOCUS  RISK.   While  the  Fund  may  not   concentrate  its
          investments in any one industry or group of related industries, the Fund may, when its long and short positions are combined, have more than 25% of its gross assets exposed to companies in a single industry or group of related industries. As a result, the Fund may be subject to greater volatility with respect to its investments then a fund that is more diversified and may be effected by the factors affecting the relevant industry or group of industries.

     o SMALL AND MID-CAP COMPANIES RISK. Small and mid-cap companies may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. Their securities may carry increased market, liquidity, information and other risks. Key information about the company may be inaccurate or unavailable.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

          MAXIMUM SALES LOAD IMPOSED ON PURCHASES                 NOT APPLICABLE
          MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS      NOT APPLICABLE
          DEFERRED SALES LOAD                                     NOT APPLICABLE
          REDEMPTION FEE                                          NOT APPLICABLE
          EXCHANGE FEE                                            NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         1.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses*                                                                                       0.50%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  1.70%
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         1.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses*                                                                                       0.50%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  1.50%
--------------------------------------------------------------------------------------------- -----------------------

* Amount includes the estimated costs associated with the Fund's short sales on equity securities. The percentage shown represents estimates for the Fund's initial year of operations and assumes that the Fund maintains short equity positions of approximately 20% of its net assets. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. Dividend expense on short sales is estimated to be 0.37% of the 0.50%. In addition, the Fund will incur fees in connection with the borrowing of securities in order to effect the short sale transactions, which is estimated to be 0.12% of the 0.50%. The Fund's actual dividend expenses paid and stock loan fees on securities sold short may be significantly higher or lower than the estimates above due to, among other factors, the actual extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $123
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                           $384
-------------------------------------------------------------------------------------- --------------------------

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $103
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                           $322
-------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the Sub-Adviser believes market or economic conditions are unfavorable for investors, the Sub-Adviser may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper, and repurchase agreements. The Sub-Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to pursue its investment goal.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Credit Suisse Long/Short Fund is Credit Suisse Asset Management, LLC ("CSAM"), located at 466 Lexington Avenue, New York, New York 10017. CSAM is a subsidiary of Credit Suisse Equity Fund Management Company ("CSEFMC"). CSEFMC's registered office is in Luxembourg, at 5 rue Jean Monnet.

The Credit Suisse Quantitative Strategies Group is responsible for the day-to-day management of the Fund. The current group members are Joseph Cherian, William Weng and Todd Jablonski. Mr. Cherian and Mr. Weng are the lead portfolio managers of the Credit Suisse Quantitative Strategies Group. Each portfolio manager has served in such capacity since the Fund's inception.

Joseph Cherian, Managing Director, has been a member of the team since 2006. He is Global Head of the Quantitative Strategies Group, since 2004. Prior to joining Credit Suisse, Mr. Cherian was at Banc of America Capital Management from 2000 to 2004, where he was a Managing Director responsible for managing numerous asset allocation funds and quantitative equity products, as well as quantitative research used by Bank of America's active equities and private bank divisions. Previously, he was an associate professor of Finance at Boston
University. Mr. Cherian holds a BS in Mechanical Engineering from the Massachusetts Institute of Technology, and MS and PhD degrees in Finance from Cornell University. He is a review board member of the Research Foundation of the CFA Institute (AIMR).

William Weng, Director, has been a member of the team since 2006. He is a Senior Quantitative Analyst in the Quantitative Strategies Group, since 2004. Prior to joining Credit Suisse, he was at Banc of America Capital Management from 2001 to 2004, as a Vice President and Senior Quantitative Analyst, where he had primary responsibility for conducting and implementing research on quantitative active equity, investment strategies, and asset allocation. Prior to that, Mr. Weng was a research assistant at the National Bureau of Economic Research and a teaching fellow at Boston's University's Department of Economics from 1995 to 2001. Mr. Weng holds a PhD in economics from Boston University, a MS in systems engineering and a BA in management information systems from Tsinghua University in Beijing, China.

Todd Jablonski, Vice President, has been a member of the team since 2006. He is a portfolio manager in the Quantitative Strategies Group, since 2004, where he focuses on U.S. equity investment products. Prior to joining Credit Suisse, he was at Banc of America Capital Management from 2000 to 2004, where he was an Assistant Vice President and quantitative analyst supporting investment strategy and asset allocation. Previously, Mr. Jablonski worked as an equity analyst in securities research at A.G. Edwards. He holds a B.A. in Economics from the University of Virginia and is currently pursuing an MBA in computational finance at the Stern School of Business at New York University. He is a CFA charterholder and is a member of the New York Society of Security Analysts and the Society of Quantitative Analysts.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Annual Report dated December 31, 2006.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Franklin Templeton Founding Strategy Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund's assets are invested in a combination of mutual funds (Underlying Funds) on a fixed percentage basis. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

The Fund makes equal allocations (approximately 33 1/3%) of its assets to the following three Underlying Funds:

     o JNL/Franklin Templeton Income Fund*; and o JNL/Franklin Templeton Global Growth Fund*; and o JNL/Franklin Templeton Mutual Shares Fund*.

* The investment policies of the Underlying Funds are described elsewhere in this supplement and the JNL Series Trust prospectus.

The investment results of the Underlying Funds will vary. As a result, the percentage allocations to the Underlying Funds will be monitored daily by the Fund's Adviser and the Fund's allocations to the Underlying Funds will be rebalanced whenever the actual allocations exceed plus or minus 3% of the predetermined fixed allocation percentages. Also, the performance and income distributions of the Fund may differ from the performance and income distributions of the Underlying Funds as a result of the small variations in the Fund's allocations.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. The market price of securities owned by the Underlying Fund may fluctuate, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price as anticipated by the Sub-Adviser if other investors fail to recognize the company's value or the factors that the Sub-Adviser believes will increase the price of the security do not occur.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Underlying Fund invests in bonds issued by a foreign government, it may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. An Underlying Fund may invest a portion of its assets in securities of issuers in emerging countries, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o RISK ARBITRAGE SECURITIES AND DISTRESSED COMPANIES. An Underlying Fund may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the Underlying Fund's Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or about to be, involved in reorganizations, financial restructurings or bankruptcy.

          A merger or other restructuring or tender or exchange offer proposed at the time an underlying fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the underlying fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which certain Underlying Funds are likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Securities of such issuers may lack sufficient market liquidity to enable the Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.

     o MID-CAPITALIZATION INVESTING RISK. The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Securities of such issuers may lack sufficient market liquidity to enable an Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.

     o DERIVATIVES RISK. Investing in derivative instruments, such as swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Underlying Fund's Sub-Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Underlying Fund, depending on the nature and extent of the derivatives in the Underlying Fund's portfolio. If the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

     o INTEREST RATE RISK. When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to changes in interest rates. The Underlying Funds may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

     o CREDIT RISK. The Underlying Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

     o LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. An Underlying Fund's investments in illiquid securities may reduce the returns of the Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Underlying Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Underlying Fund's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

          MAXIMUM SALES LOAD IMPOSED ON PURCHASES                 NOT APPLICABLE
          MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS      NOT APPLICABLE
          DEFERRED SALES LOAD                                     NOT APPLICABLE
          REDEMPTION FEE                                          NOT APPLICABLE
          EXCHANGE FEE                                            NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.05%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  0.06%
--------------------------------------------------------------------------------------------- -----------------------

The expenses shown above are the annual operating expenses for the JNL/Franklin Templeton Founding Strategy Fund. Because the JNL/Franklin Templeton Founding Strategy Fund invests in the JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Global Growth Fund, and the JNL/Franklin Templeton Mutual Shares Fund, the JNL/Franklin Templeton Founding Strategy Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the expenses shown. The JNL/Franklin Templeton Founding Strategy Fund expense including the expenses for the Underlying Funds is 1.15%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $6
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                            $19
-------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE ADVISER AND PORTFOLIO MANAGEMENT. The allocations for the JNL/Franklin Templeton Founding Strategy Fund are made by Jackson National Asset Management, LLC ("JNAM"). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and provides the Trust with professional investment supervision and management for each of its current 60 portfolios. JNAM currently manages approximately $21 billion in assets. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial Inc.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o Mark D. Nerud, Vice President, has been associated with JNAM and/or its affiliates since 1996.

     o William V. Simon, Assistant Vice President, has been associated with JNAM and/or its affiliates since 1996.

     o Daniel W. Koors, Assistant Vice President, has been associated with JNAM and/or its affiliates since August 2006.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Annual Report dated December 31, 2006.

REGULATORY AND LITIGATION MATTERS

On August 2, 2004, Franklin Resources, Inc. announced that Advisers (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission (SEC) that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. Such a distribution plan has been prepared and submitted to the SEC for approval. The SEC anticipates that notice of this distribution plan will be published on or after September 15, 2006. After publication and comment, the proposed distribution plan will be submitted to the SEC for approval. When the SEC approves the proposed distribution plan, with modifications as appropriate, distributions will begin pursuant to that plan. The SEC anticipates the distribution will begin in the fall of 2006.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC's findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the Judicial Panel) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled "In re Mutual Funds Investment Litigation" (the MDL). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. (Distributors) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan will be completed in August 2006, in accordance with the terms and conditions of the SEC's order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

In addition, various subsidiaries of Franklin Resources, Inc., as well as certain Templeton funds, have also been named in several class action lawsuits originally filed in state courts in Illinois, alleging breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by such subsidiaries, and seeking, among other relief, monetary damages and attorneys' fees and costs. In April 2005, these lawsuits were removed to the United States District Court for the Southern District of Illinois. On July 12, 2005, the court dismissed one of these lawsuits and dismissed the remaining lawsuits on August 25, 2005. Plaintiffs are appealing the dismissals to the United States Court of Appeals.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.'s website at franklintempleton.com under "Statement on Current Industry Issues."


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Franklin Templeton Global Growth Fund is long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.

An equity security or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company's business, any income paid to shareholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Fund also invests in depository receipts. These are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

In addition to the Fund's main investments, depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally to pay interest to the holder. Bonds, notes and debentures are examples of debt securities. In order to increase income to the Fund, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

The Fund may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the Fund's total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment). With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for this Fund, the Sub-Adviser applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Sub-Adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

          o MARKET RISK. The market price of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

          o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging countries, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

          o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o DERIVATIVES RISK. Investing in derivative instruments, such as swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's Sub-Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

          o INTEREST RATE RISK. When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to changes in interest rates. The Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

          o CREDIT RISK. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

          MAXIMUM SALES LOAD IMPOSED ON PURCHASES                 NOT APPLICABLE
          MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS      NOT APPLICABLE
          DEFERRED SALES LOAD                                     NOT APPLICABLE
          REDEMPTION FEE                                          NOT APPLICABLE
          EXCHANGE FEE                                            NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.90%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  1.11%
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.90%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  0.91%
--------------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $113
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                           $353
-------------------------------------------------------------------------------------- --------------------------

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                             $93
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                           $290
-------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques. These securities and techniques may subject the Fund to additional risks.

TEMPORARY DEFENSIVE POSITION. When the Sub-Adviser believes market or economic conditions are unfavorable for investors, the Sub-Adviser may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper, and repurchase agreements. The Sub-Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to pursue its investment goal.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Franklin Templeton Global Growth Fund is Templeton Global Advisors Limited ("Global Advisors"), Lyford Cay, Nassau, Bahamas. Together, Global Advisors and its affiliates manage over $464 billion in assets as of December 31, 2005.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o Murdo Murchison, CFA (EXECUTIVE VICE PRESIDENT OF GLOBAL ADVISORS) has been a manager of the Fund since its inception. He joined Franklin Templeton Investments in 1993.
     o Jeffrey A. Everett, CFA (PRESIDENT AND DIRECTOR OF GLOBAL ADVISORS) has been a manager of the Fund since its inception. He joined Franklin Templeton Investments in 1989.
     o Lisa F. Myers, CFA (VICE PRESIDENT OF GLOBAL ADVISORS) has been a manager of the Fund since its inception. She joined Franklin Templeton Investments in 1996.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Annual Report dated December 31, 2006.

REGULATORY AND LITIGATION MATTERS

On August 2, 2004, Franklin Resources, Inc. announced that Advisers (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission (SEC) that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. Such a distribution plan has been prepared and submitted to the SEC for approval. The SEC anticipates that notice of this distribution plan will be published on or after September 15, 2006. After publication and comment, the proposed distribution plan will be submitted to the SEC for approval. When the SEC approves the proposed distribution plan, with modifications as appropriate, distributions will begin pursuant to that plan. The SEC anticipates the distribution will begin in the fall of 2006.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC's findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the Judicial Panel) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled "In re Mutual Funds Investment Litigation" (the MDL). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. (Distributors) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan will be completed in August 2006, in accordance with the terms and conditions of the SEC's order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

In addition, various subsidiaries of Franklin Resources, Inc., as well as certain Templeton funds, have also been named in several class action lawsuits originally filed in state courts in Illinois, alleging breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by such subsidiaries, and seeking, among other relief, monetary damages and attorneys' fees and costs. In April 2005, these lawsuits were removed to the United States District Court for the Southern District of Illinois. On July 12, 2005, the court dismissed one of these lawsuits and dismissed the remaining lawsuits on August 25, 2005. Plaintiffs are appealing the dismissals to the United States Court of Appeals.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.'s website at franklintempleton.com under "Statement on Current Industry Issues."


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND

INVESTMENT  OBJECTIVE.  The investment  objective of the JNL/Franklin  Templeton
Mutual  Shares  Fund  is  capital   appreciation,   which  may  occasionally  be
short-term, and secondarily, income.

PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund invests mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). The Fund invests primarily (up to 80%) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

The Fund intends to invest up to 35% of its assets in foreign securities, including securities of companies in emerging markets. In addition, from time to time, the Fund may use forward foreign currency exchange contracts to hedge against currency risks when the Adviser believes it would be advantageous to the Fund to do so. The Fund also may invest up to 15% of its net assets in securities with a limited trading market.

The Fund invests primarily in securities that the Sub-Adviser believes are trading at a discount to their intrinsic value. To a lesser extent, the Fund also invests in risk arbitrage securities (securities of companies involved in restructuring or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company) and securities of distressed companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy. While the Fund generally purchases securities for investment purposes, the Sub-Adviser also may seek to influence or control management, or invest in other companies that do so, when the Sub-Adviser believes the Fund may benefit.

When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security. The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event. The Fund's investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.

The Sub-Adviser employs a research driven, fundamental value strategy. In choosing equity investments, the Sub-Adviser focuses on the market price of a company's securities relative to the Sub-Adviser's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Adviser's own analysis of the security's intrinsic value rather than coupon rate or rating of the security.

The Adviser may keep a portion, which may be significant at times, of the Fund's assets in cash or invested in high-quality short-term, money market instruments, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund's investment criteria exist or that it may otherwise be necessary to maintain liquidity.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o STOCK INVESTING RISK. Although this may not be the case in foreign markets, in the U.S. stocks historically, as a class, have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies, industries, or securities markets. For example, a negative development regarding an individual company's earnings, management, or accounting practices may cause its stock price to decline, or a negative industry-wide event or broad-based market drop may cause the stock prices of many companies to decline.

     o VALUE INVESTING RISK. Value securities may not increase in price as anticipated by the Sub-Adviser, and may even decline further in value, if other investors fail to recognize the company's value, or favor investing in faster-growing companies, or if the events or factors that the Sub-Adviser believes will increase a security's market value do not occur.

          The Funds' bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered "cheaply" priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (such as growth companies that have recently stumbled to levels considered "cheap" in the Sub-Adviser's opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market or losing more value.

     o RISK ARBITRAGE SECURITIES AND DISTRESSED COMPANIES RISK. A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in Risk Arbitrage Securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Debt obligations of Distressed Companies typically are unrated, lower-rated, in default or close to default. Also, securities of Distressed Companies are generally more likely to become worthless than the securities of more financially stable companies.

     o FOREIGN SECURITIES RISK. Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

     o SMALLER AND MID-SIZE COMPANIES RISK. While they may offer substantial opportunities for capital appreciation, smaller companies, and to some extent mid-size companies also involve substantial risks and should be considered speculative. Historically, smaller and mid-size company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of such companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and mid-size companies to changing economic conditions.

          In addition, smaller and mid-size companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

     o CREDIT RISK. An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact performance.

     o LOWER-RATED AND UNRATED DEBT SECURITIES RISK. Securities rated below investment grade, sometimes called "junk bonds" and the type of unrated debt securities purchased by the Funds, generally are considered to have more risk than higher-rated securities. They also may fluctuate more in price, and are less liquid than higher-rated securities. Their prices are especially sensitive to developments affecting the company's business and to ratings changes, and typically rise and fall in response to factors that affect the company's stock prices. Issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. The risk that a Fund may lose its entire investment in defaulted bonds is greater in comparison to investing in nondefaulted bonds. Purchasers of participations in undebtedness, such as the Funds, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the Funds take on the risk as to the creditworthiness of the bank or other financial intermediary, as well as of the company issuing the underlying indebtedness.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

          MAXIMUM SALES LOAD IMPOSED ON PURCHASES                 NOT APPLICABLE
          MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS      NOT APPLICABLE
          DEFERRED SALES LOAD                                     NOT APPLICABLE
          REDEMPTION FEE                                          NOT APPLICABLE
          EXCHANGE FEE                                            NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.85%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  1.06%
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.85%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  0.86%
--------------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $108
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                           $337
-------------------------------------------------------------------------------------- --------------------------

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                             $88
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                           $274
-------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Fund to additional risks.

TEMPORARY DEFENSIVE POSITION. The Sub-Adviser may keep a portion, which may be significant at times, of each Fund's assets in cash or invested in high-quality short-term, money market instruments, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund's investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the Sub-Adviser believes market or economic conditions are unfavorable for investors, the Sub-Adviser may invest up to 100% of each Fund's assets in U.S. or non- U.S. dollar denominated short-term investments, including cash or cash equivalents. In these circumstances, a Fund may be unable to pursue its investment goals.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Franklin Templeton Mutual Shares Fund is Franklin Mutual Advisers, LLC ("Franklin Mutual"), 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078. Together, Franklin Mutual and its affiliates manage over $464 billion in assets as of December 31, 2005.

The following individuals are jointly responsible for the day-to-day management of the Fund. The portfolio manager for the Fund has primary responsibility for the investments of the Fund and has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which a portfolio manager may perform these functions, and the nature of these functions, may change from time to time. The assistant portfolio managers provide research and advice on the purchases and sales of individual securities and portfolio risk assessment. Mr. Langerman is the portfolio manager for the Fund and Ms. Turner and Mr. Segal are assistant portfolio managers for the Fund.

     o Peter A. Langerman (President and Chief EXECUTIVE OFFICER OF FRANKLIN MUTUAL) has been a manager of the Fund since its inception. He rejoined Franklin Templeton Investments, an affiliate of the Advisor in 2005. He originally joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and portfolio manager, before leaving in 2002 and serving as director of New Jersey's Division of Investment, overseeing employee pension funds.
     o Deborah A. Turner, CFA (PORTFOLIO MANAGER OF FRANKLIN MUTUAL) has been a manager of the Fund since its inception. She joined Franklin Templeton Investments in 1996.
     o F. David Segal, CFA (PORTFOLIO MANAGER OF FRANKLIN MUTUAL) has been a manager of the Fund since its inception. He joined Franklin Templeton Investments in 2002.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts that they manage and their ownership of Fund shares.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Annual Report dated December 31, 2006.

REGULATORY AND LITIGATION MATTERS

On August 2, 2004, Franklin Resources, Inc. announced that Advisers (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission (SEC) that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. Such a distribution plan has been prepared and submitted to the SEC for approval. The SEC anticipates that notice of this distribution plan will be published on or after September 15, 2006. After publication and comment, the proposed distribution plan will be submitted to the SEC for approval. When the SEC approves the proposed distribution plan, with modifications as appropriate, distributions will begin pursuant to that plan. The SEC anticipates the distribution will begin in the fall of 2006.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC's findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the Judicial Panel) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled "In re Mutual Funds Investment Litigation" (the MDL). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. (Distributors) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan will be completed in August 2006, in accordance with the terms and conditions of the SEC's order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

In addition, various subsidiaries of Franklin Resources, Inc., as well as certain Templeton funds, have also been named in several class action lawsuits originally filed in state courts in Illinois, alleging breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by such subsidiaries, and seeking, among other relief, monetary damages and attorneys' fees and costs. In April 2005, these lawsuits were removed to the United States District Court for the Southern District of Illinois. On July 12, 2005, the court dismissed one of these lawsuits and dismissed the remaining lawsuits on August 25, 2005. Plaintiffs are appealing the dismissals to the United States Court of Appeals.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.'s website at franklintempleton.com under "Statement on Current Industry Issues."


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/PPM AMERICA VALUE EQUITY FUND (FORMERLY, JNL/PUTNAM VALUE EQUITY FUND)

INVESTMENT OBJECTIVE. The investment objective of the JNL/PPM America Value Equity Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities. For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants. The Fund considers a large-capitalization company to be one that, at the time its securities are acquired by the Fund, has a market capitalization of $1.5 billion or greater.

The Sub-Adviser typically selects companies whose stocks are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

          o MARKET RISK. Because the Fund invests primarily in the equity securities of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o VALUE INVESTING RISK. With a value approach, there is also the risk that stocks may remain undervalued during a given period, or that a stock judged to be undervalued may in fact be appropriately priced. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions. A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of January 16, 2007, PPM America, Inc. replaced Putnam Investment Management, LLC as the Sub-Adviser for the Fund. Performance shown for the period from May 1, 1997 to January 16, 2007 reflects the results achieved by the prior Sub-Adviser.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

24.33%  21.82%  12.48%  -1.04%  6.96%   -6.32%  -19.87% 24.55%  9.76%   4.91%
1996    1997    1998    1999    2000    2001    2002    2003    2004    2005

[OBJECT OMITTED]]


In the periods shown in the chart, the Fund's highest quarterly return was 17.37% (2nd quarter of 2003) and its lowest quarterly return was -17.36% (3rd quarter of 2002).

CLASS B
5.18%
2005

[OBJECT OMITTED]]

In the periods shown in the chart, the Fund's highest quarterly return was 8.92% (4th quarter of 2004) and its lowest quarterly return was -1.99% (3rd quarter of 2004).


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
------------------------------------------------------- ------------------- -------------------- --------------------
                                                              1 year              5 year              10 year*
------------------------------------------------------- ------------------- -------------------- --------------------
JNL/PPM America Value Equity Fund (Class A)                    4.91%               1.49%                6.85%
S&P 500 Index                                                  4.91%               0.55%                9.06%
S&P500/Barra Value Index                                       6.33%               2.53%                9.44%
------------------------------------------------------- ------------------- -------------------- --------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. * The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by PPM America, Inc.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
---------------------------------------------------------------------------- ------------------- --------------------
                                                                                   1 year          Life of Class*
---------------------------------------------------------------------------- ------------------- --------------------
JNL/PPM America Value Equity Fund (Class B)                                         5.18%               6.08%
S&P 500 Index                                                                       4.91%               6.12%
S&P500/Barra Value Index                                                            6.33%              10.48%
---------------------------------------------------------------------------- ------------------- --------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. * The Class B shares of the Fund began operations on March 5, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

          MAXIMUM SALES LOAD IMPOSED ON PURCHASES                 NOT APPLICABLE
          MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS      NOT APPLICABLE
          DEFERRED SALES LOAD                                     NOT APPLICABLE
          REDEMPTION FEE                                          NOT APPLICABLE
          EXCHANGE FEE                                            NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS A
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           0.65%*
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Service Fee                                                                                       0.20%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          0.01%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                    0.86%
----------------------------------------------------------------------------------------------- ---------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS B
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           0.65%*
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Service Fee                                                                                       0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          0.01%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                    0.66%
----------------------------------------------------------------------------------------------- ---------------------

* Effective January 16, 2007, the management/administrative fee will be reduced to the level shown in the table above.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                CLASS A
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                           $88
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                         $274
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                         $477
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                       $1061
-------------------------------------------------------------------------------------- ------------------------

-------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                CLASS B
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                           $66
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                         $211
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                         $368
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                        $822
-------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

TEMPORARY DEFENSIVE POSITION. At times the Sub-Adviser may judge that market conditions make pursuing the Fund's usual investment strategies inconsistent with the best interests of the Fund's shareholders. The Sub-Adviser then may temporarily use alternative strategies that are mainly designed to limit losses, such as investing in high quality money-market securities. However, the Sub-Adviser may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from pursuing its goal.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/PPM America Value Equity Fund is PPM America, Inc. ("PPM"), located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, currently manages over $70 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial Inc.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. PPM's Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $6.5 billion in assets, including approximately $ 3.5 billion in large cap value assets for various institutional clients based in the U.S. and abroad.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Annual Report dated December 31, 2006.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/S&P DISCIPLINED MODERATE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Disciplined Moderate Fund is to seek capital growth. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds). The Underlying Funds in which the JNL/S&P Disciplined Moderate Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

JNL SERIES TRUST

JNL/Goldman Sachs Short Duration Bond Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/PIMCO Real Return Fund
JNL/Select Money Market Fund

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that investment primarily in equity securities, 20% to 50% to Underlying Funds that investment primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market funds. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Sub-Adviser's allocation among the
Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

          o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

          o DERIVATIVES RISK. The risk that loss may result from an Underlying Fund's investments in options, futures, swaps, structured securities and other derivative instruments. Investing in derivative instruments, such as futures and options, involves special risks. The Underlying Fund's Sub-Adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. An Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Underlying Fund and create a greater risk of loss.

          o U.S. GOVERNMENT SECURITIES RISK. The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many U.S. Government
               Securities purchased by the Underlying Funds, such as those issued by the Federal Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Underlying Funds may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

          o MORTGAGE-BACKED SECURITIES RISK. Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of prepayments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

          o INDEX INVESTING RISK. Some of the Underlying Funds use an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

               The correlation between the Underlying Fund and index performance may be affected by the Underlying Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Underlying Fund's portfolio and the timing of purchases and redemptions of the Underlying Fund's shares. Because the Underlying Fund has expenses and other investment considerations that an index does not, the Underlying Fund's performance may be lower than that of the index.

          o    MID-CAPITALIZATION       INVESTING      RISK.       Historically,
               mid-capitalization stocks have been more volatile in price than large-capitalization stocks that dominate the overall stock market and often perform quite differently. Securities of such issuers may lack sufficient market liquidity to enable an Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.

          o SMALL CAP INVESTING RISK. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which certain Underlying Funds are likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Securities of such issuers may lack sufficient market liquidity to enable the Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.

          o INTEREST RATE RISK. The risk that when interest rates increase, fixed income securities held by a Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

          o CREDIT RISK. The Underlying Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

          o ISSUER RISK. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

          o LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund's investments in illiquid securities may reduce the returns of the Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Underlying Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

          o MORTGAGE RISK. An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

          o LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Underlying Fund will segregate or "earmark" liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an Underlying Fund's portfolio securities.

          o LICENSE TERMINATION RISK. Some of the Underlying Funds rely on licenses from third parties to the Underlying Fund that permit the use of the intellectual property of such parties in connection with the name and investment strategies of the
               Underlying Fund. Such licenses may be terminated by the licensors, and as a result the Underlying Fund may lose its ability to use the licensed name as a part of the name of the Underlying Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the name of the Underlying Fund would have to change and the Underlying Fund may have to change the investment strategy.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in this prospectus for the particular information about those Underlying Funds.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

          MAXIMUM SALES LOAD IMPOSED ON PURCHASES                 NOT APPLICABLE

          MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS      NOT APPLICABLE

          DEFERRED SALES LOAD                                     NOT APPLICABLE

          REDEMPTION FEE                                          NOT APPLICABLE

          EXCHANGE FEE                                            NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.18%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                        0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  0.19%
---------------------------------------------------------------------------------------------- ---------------------

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.79% to 1.00%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $19
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                          $61
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the Sub-Adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which the Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Annual Report dated December 31, 2006.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/S&P DISCIPLINED MODERATE GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Disciplined Moderate Growth Fund is to seek capital growth and current income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds). The Underlying Funds in which the JNL/S&P Disciplined Moderate Growth Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

JNL SERIES TRUST

JNL/Goldman Sachs Short Duration Bond Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon  Capital  Management S&P 400 MidCap Index Fund
JNL/Mellon Capital   Management  Small  Cap  Index  Fund
JNL/Mellon   Capital   Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/PIMCO Real Return Fund
JNL/Select Money Market Fund

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that investment primarily in equity securities, 5% to 30% to Underlying Funds that investment primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market funds. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Sub-Adviser's allocation among the
Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

          o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

          o DERIVATIVES RISK. The risk that loss may result from an Underlying Fund's investments in options, futures, swaps, structured securities and other derivative instruments. Investing in derivative instruments, such as futures and options, involves special risks. The Underlying Fund's Sub-Adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. An Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Underlying Fund and create a greater risk of loss.

          o U.S. GOVERNMENT SECURITIES RISK. The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many U.S. Government
               Securities purchased by the Underlying Funds, such as those issued by the Federal Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Underlying Funds may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

          o MORTGAGE-BACKED SECURITIES RISK. Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of prepayments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

          o INDEX INVESTING RISK. Some of the Underlying Funds use an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

               The correlation between the Underlying Fund and index performance may be affected by the Underlying Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Underlying Fund's portfolio and the timing of purchases and redemptions of the Underlying Fund's shares. Because an Underlying Fund has expenses and other investment considerations that an index does not, the Underlying Fund's performance may be lower than that of the index.

          o    MID-CAPITALIZATION       INVESTING      RISK.       Historically,
               mid-capitalization stocks have been more volatile in price than large-capitalization stocks that dominate the overall stock market and often perform quite differently. Securities of such issuers may lack sufficient market liquidity to enable an Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.

          o SMALL CAP INVESTING RISK. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which certain Underlying Funds are likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Securities of such issuers may lack sufficient market liquidity to enable the Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.

          o INTEREST RATE RISK. The risk that when interest rates increase, fixed income securities held by a Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

          o CREDIT RISK. The Underlying Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

          o ISSUER RISK. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

          o LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund's investments in illiquid securities may reduce the returns of the Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Underlying Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

          o MORTGAGE RISK. An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

          o LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Underlying Fund will segregate or "earmark" liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an Underlying Fund's portfolio securities.

          o LICENSE TERMINATION RISK. Some of the Underlying Funds rely on licenses from third parties to the Underlying Fund that permit the use of the intellectual property of such parties in connection with the name and investment strategies of the
               Underlying Fund. Such licenses may be terminated by the licensors, and as a result the Underlying Fund may lose its ability to use the licensed name as a part of the name of the Underlying Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the name of the Underlying Fund would have to change and the Underlying Fund may have to change the investment strategy.

Because the Fund invests  exclusively in the Underlying  Funds,  you should look
elsewhere  in  this  prospectus  for  the  particular   information  about  such
Underlying Funds.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

          MAXIMUM SALES LOAD IMPOSED ON PURCHASES                 NOT APPLICABLE
          MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS      NOT APPLICABLE
          DEFERRED SALES LOAD                                     NOT APPLICABLE
          REDEMPTION FEE                                          NOT APPLICABLE
          EXCHANGE FEE                                            NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.18%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                        0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  0.19%
---------------------------------------------------------------------------------------------- ---------------------

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.79% to 1.00%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $19
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                          $61
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the Sub-Adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which the Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees' basis for approving the sub-advisory agreement will be available in the Fund's Annual Report dated December 31, 2006.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/S&P DISCIPLINED GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Disciplined Growth Fund is capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds). The Underlying Funds in which the JNL/S&P Disciplined Growth Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

JNL SERIES TRUST

JNL/Goldman Sachs Short Duration Bond Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon  Capital  Management S&P 400 MidCap Index Fund
JNL/Mellon Capital   Management  Small  Cap  Index  Fund
JNL/Mellon   Capital   Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/PIMCO Real Return Fund
JNL/Select Money Market Fund

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund may achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds." Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that investment primarily in equity securities, 0% to 20% to Underlying Funds that investment primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market funds. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Sub-Adviser's allocation among the
Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

          o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

          o DERIVATIVES RISK. The risk that loss may result from an Underlying Fund's investments in options, futures, swaps, structured securities and other derivative instruments. Investing in derivative instruments, such as futures and options, involves special risks. The Underlying Fund's Sub-Adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. An Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Underlying Fund and create a greater risk of loss.

          o U.S. GOVERNMENT SECURITIES RISK. The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many U.S. Government
               Securities purchased by the Underlying Funds, such as those issued by the Federal Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Underlying Funds may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

          o MORTGAGE-BACKED SECURITIES RISK. Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of prepayments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

          o INDEX INVESTING RISK. Some of the Underlying Funds use an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

               The correlation between the Underlying Fund and index performance may be affected by the Underlying Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Underlying Fund's portfolio and the timing of purchases and redemptions of the Underlying Fund's shares. Because an Underlying Fund has expenses and other investment considerations that an index does not, the Underlying Fund's performance may be lower than that of the index.

          o    MID-CAPITALIZATION       INVESTING      RISK.       Historically,
               mid-capitalization stocks have been more volatile in price than large-capitalization stocks that dominate the overall stock market and often perform quite differently. Securities of such issuers may lack sufficient market liquidity to enable an Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.

          o SMALL CAP INVESTING RISK. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which certain Underlying Funds are likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Securities of such issuers may lack sufficient market liquidity to enable the Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.

          o INTEREST RATE RISK. The risk that when interest rates increase, fixed income securities held by a Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

          o CREDIT RISK. The Underlying Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

          o ISSUER RISK. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

          o LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund's investments in illiquid securities may reduce the returns of the Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Underlying Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

          o MORTGAGE RISK. An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

          o LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Underlying Fund will segregate or "earmark" liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an Underlying Fund's portfolio securities.

          o LICENSE TERMINATION RISK. Some of the Underlying Funds rely on licenses from third parties to the Underlying Fund that permit the use of the intellectual property of such parties in connection with the name and investment strategies of the
               Underlying Fund. Such licenses may be terminated by the licensors, and as a result the Underlying Fund may lose its ability to use the licensed name as a part of the name of the Underlying Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the name of the Underlying Fund would have to change and the Underlying Fund may have to change the investment strategy.

Because the Fund invests  exclusively in the Underlying  Funds,  you should look
elsewhere  in  this  prospectus  for  the  particular   information  about  such
Underlying Funds.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

          MAXIMUM SALES LOAD IMPOSED ON PURCHASES                 NOT APPLICABLE
          MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS      NOT APPLICABLE
          DEFERRED SALES LOAD                                     NOT APPLICABLE
          REDEMPTION FEE                                          NOT APPLICABLE
          EXCHANGE FEE                                            NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.18%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                        0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  0.19%
---------------------------------------------------------------------------------------------- ---------------------

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.79% to 1.00%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $19
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                          $61
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the Sub-Adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which the Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Annual Report dated December 31, 2006.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/S&P MODERATE RETIREMENT STRATEGY FUND

INVESTMENT   OBJECTIVE.   The  investment  objective  of  the  JNL/S&P  Moderate
Retirement Strategy Fund is to seek capital growth. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Underlying Exchange Traded Funds ("Underlying ETFs"). The Fund is managed for capital growth and invests a significant portion of its assets in Underlying ETFs that invest in equity and fixed income securities. An exchange traded fund ("ETF") is a fund that holds a portfolio of stocks and is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price.

The Fund's equity investments may be allocated across a range of asset classes which can include: large-, mid- and small-cap, real estate investment trusts ("REIT"), and foreign developed and emerging market equity funds, with fixed income allocations to government, investment-grade corporate and high-yield funds. Under normal circumstances, the Fund will not invest greater than 70% of its net assets in Underlying ETFs that invest primarily in fixed income securities.

The Fund currently seeks to achieve the capital growth element of its objective through its investments in Underlying ETFs that invest primarily in small-cap, mid-cap and large-cap equity securities, as well, to a lesser extent, in stocks of foreign companies.

The Fund currently seeks to achieve the current income secondary objective through its investments in Underlying ETFs that invest primarily in domestic investment-grade and government fixed income securities.

Allocations are reviewed at least quarterly and will be adjusted as the market and economic outlook changes. Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, the Sub-Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change. Allocations are based not only on past asset class performance but more importantly on future risk/return expectations. The Sub-Adviser reserves the right to replace Underlying ETFs or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying ETFs that investment primarily in equity securities and 50% to 70% to Underlying ETFs that investment primarily in fixed-income securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying ETFs. The Fund reserves the right to invest in other ETFs not on the list below as long as they have obtained exemptive relief from Section 12 of the Investment Company Act of 1940, as amended ("the 1940 Act").

           ASSET CLASS                                      ETF NAME                            SYMBOL
Broad Equity Market               iShares(R) Dow Jones US Total Market Index Fund                 IYY
Broad Equity Market               iShares NYSE Composite Index                                    NYC
Broad Equity Market               iShares Russell 3000 Index                                      IWV
Broad Equity Market               iShares S&P(R) 1500 Index                                       ISI
Broad Equity Market               Vanguard(R) Total Stock Market ETF                              VTI
Broad Equity Market Growth        iShares Russell 3000 Growth Index                               IWZ
Broad Equity Market Value         iShares Russell 3000 Value Index                                IWW
Fixed Income Markets              iShares GS $ InvesTop Corporate Bond Fund                       LQD
Fixed Income Markets              iShares Lehman 1-3YR Treasury                                   SHY
Fixed Income Markets              iShares Lehman 20+ Years Treasury Bond Fund                     TLT
Fixed Income Markets              iShares Lehman 7-10YR Treasury                                  IEF
Fixed Income Markets              iShares Lehman Aggregate Bond Index Fund                        AGG
Fixed Income Markets              iShares Lehman TIPS Bond Fund                                   TIP
Global Sector ETFs                iShares S&P Global Energy Sector Index                          IXC
Global Sector ETFs                iShares S&P Global Financials Sector Index                      IXG
Global Sector ETFs                iShares S&P Global Healthcare Sector Index                      IXJ
Global Sector ETFs                iShares S&P Global Technology Sector Index                      IXN
Global Sector ETFs                iShares S&P Global Telecommunications Sector Index              IXP
International Country Markets     iShares FTSE/Xinhua China 25 Index                              FXI
International Country Markets     iShares MSCI Australia Index                                    EWA
International Country Markets     iShares MSCI Austria Index                                      EWO
International Country Markets     iShares MSCI Belgium Index                                      EWK
International Country Markets     iShares MSCI Brazil Index                                       EWZ
International Country Markets     iShares MSCI Canada Index                                       EWC
International Country Markets     iShares MSCI France Index                                       EWQ
International Country Markets     iShares MSCI Germany Index                                      EWG
International Country Markets     iShares MSCI Hong Kong Index                                    EWH
International Country Markets     iShares MSCI Italy Index                                        EWI
International Country Markets     iShares MSCI Japan Index                                        EWJ
International Country Markets     iShares MSCI Malaysia Index                                     EWM
International Country Markets     iShares MSCI Mexico Index                                       EWW
International Country Markets     iShares MSCI Netherlands Index                                  EWN
International Country Markets     iShares MSCI Singapore Index                                    EWS
International Country Markets     iShares MSCI South Africa Index                                 EZA
International Country Markets     iShares MSCI South Korea Index                                  EWY
International Country Markets     iShares MSCI Spain Index                                        EWP
International Country Markets     iShares MSCI Sweden Index                                       EWD
International Country Markets     iShares MSCI Switzerland Index                                  EWL
International Country Markets     iShares MSCI Taiwan Index                                       EWT
International Country Markets     iShares MSCI United Kingdom Index                               EWU
International Country Markets     iShares S&P/TOPIX Index                                         ITF
International Emerging Markets    Vanguard Emerging Markets ETF                                   VWO
International Emerging Markets    iShares MSCI Emerging Markets Index Fund                        EEM
International Equity Blend        iShares EAFE                                                    EFA
International Equity Blend        iShares S&P Global 100                                          IOO
International Equity Growth       iShares MSCI EAFE Growth Fund                                   EFG
International Equity Value        iShares MSCI EAFE Value Fund                                    EFV
International Regional Markets    iShares MSCI EMU Index                                          EZU
International Regional Markets    iShares MSCI Pacific ex-Japan Index                             EPP
International Regional Markets    iShares S&P European 350 Index                                  IEV
International Regional Markets    iShares S&P Latin America 40 Index                              ILF
International Regional Markets    Vanguard European ETF                                           VGK
International Regional Markets    Vanguard Pacific ETF                                            VPL
Large Cap Blend                   iShares Morningstar Large Core Index                            JKD
Large Cap Blend                   iShares NYSE 100 Index                                          NY
Large Cap Blend                   iShares NYSE Composite Index                                    NYC
Large Cap Blend                   iShares Russell 1000 Index                                      IWB
Large Cap Blend                   iShares S&P 500 Index                                           IVV
Large Cap Blend                   iShares S&P 100 Index                                           OEF
Large Cap Blend                   SPDR(R) S&P 500 Index                                           SPY
Large Cap Blend                   Vanguard Dividend Appreciation ETF                              VIG
Large Cap Blend                   Vanguard Total Stock Market ETF                                 VTI
Large Cap Blend                   Vanguard Large Cap ETF                                          VV
Large Cap Growth                  iShares Morningstar Large Growth Index                          JKE
Large Cap Growth                  iShares Russell 1000 Growth                                     IWF
Large Cap Growth                  iShares S&P 500 Growth Index                                    IVW
Large Cap Growth                  Vanguard Growth ETF                                             VUG
Large Cap Value                   iShares Morningstar Large Value Index                           JKF
Large Cap Value                   iShares Russell 1000 Value                                      IWD
Large Cap Value                   iShares S&P 500 Value Index                                     IVE
Large Cap Value                   iShares Dow Jones Dividend Index                                DVY
Large Cap Value                   Vanguard Value ETF                                              VTV
Mid Cap Blend                     iShares Morningstar Mid Core Index Fund                         JKG
Mid Cap Blend                     iShares Russell                                                 IWR
Mid Cap Blend                     iShares S&P MidCap 400 Blend                                    IJH
Mid-Cap Blend                     Vanguard Extended Market Index ETF                              VXF
Mid-Cap Blend                     Vanguard Mid Cap ETF                                            VO
Mid Cap Growth                    iShares Morningstar Mid Growth Index Fund                       JKH
Mid Cap Growth                    iShares Russell MCG                                             IWP
Mid Cap Growth                    iShares S&P MidCap 400 Growth                                   IJK
Mid Cap Value                     iShares Morningstar Mid Value Index Fund                        JKI
Mid Cap Value                     iShares Russell MCV                                             IWS
Mid Cap Value                     iShares S&P MidCap 400 Value                                    IJJ
Real Estate Sector                iShares Cohen & Steers Realty Majors Index Fund                 ICF
Real Estate Sector                iShares Dow Jones Real Estate Index                             IYR
Real Estate Sector                Vanguard REIT Index ETF                                         VNQ
Sector ETFs                       iShares COMEX Gold Trust                                        IAU
Sector ETFs                       iShares Dow Jones U.S. Transportation Index                     IYT
Sector ETFs                       iShares Dow Jones U.S. Aerospace & Defense Sector               ITA
Sector ETFs                       iShares Dow Jones U.S. Basic Materials Sector                   IYM
Sector ETFs                       iShares Dow Jones U.S. Broker Dealers Sector                    IAI
Sector ETFs                       iShares Dow Jones U.S. Consumer Goods Sector                    IYK
Sector ETFs                       iShares Dow Jones U.S. Consumer Services Sector                 IYC
Sector ETFs                       iShares Dow Jones U.S. Energy Sector                            IYE
Sector ETFs                       iShares Dow Jones U.S. Financial Sector                         IYF
Sector ETFs                       iShares Dow Jones U.S. Financial Services Sector                IYG
Sector ETFs                       iShares Dow Jones U.S. Health Care Providers Sector             IHF
Sector ETFs                       iShares Dow Jones U.S. Healthcare Sector                        IYH
Sector ETFs                       iShares Dow Jones U.S. Home Construction Sector                 ITB
Sector ETFs                       iShares Dow Jones U.S. Industrial Sector                        IYJ
Sector ETFs                       iShares Dow Jones U.S. Insurance Sector                         IAK
Sector ETFs                       iShares Dow Jones U.S. Medical Devices Sector                   IHI
Sector ETFs                       iShares Dow Jones U.S. Oil & Gas Exploration & Production
                                  Sector                                                          IEO
Sector ETFs                       iShares Dow Jones U.S. Oil Equipment & Services Sector          IEZ
Sector ETFs                       iShares Dow Jones U.S. Pharmaceuticals Sector                   IHE
Sector ETFs                       iShares Dow Jones U.S. Real Estate Sector                       IYR
Sector ETFs                       iShares Dow Jones U.S. Regional Banks Sector                    IAT
Sector ETFs                       iShares Dow Jones U.S. Technology Sector                        IYW
Sector ETFs                       iShares Dow Jones U.S. Telecommunications Sector                IYZ
Sector ETFs                       iShares Dow Jones U.S. Utilities Sector                         IDU
Sector ETFs                       iShares Goldman Sachs Natural Resources Index                   IGE
Sector ETFs                       iShares Goldman Sachs Networking Index                          IGN
Sector ETFs                       iShares Goldman Sachs Semiconductor Index                       IGW
Sector ETFs                       iShares Goldman Sachs Software Index                            IGV
Sector ETFs                       iShares Goldman Sachs Technology Index                          IGM
Sector ETFs                       iShares Nasdaq Biotechnology Index                              IBB
Sector ETFs                       IShares Silver Trust                                            SLV
Sector ETFs                       iShares(R) GSCI(R) Commodity-Indexed Trust                      GSG
Sector ETFs                       Vanguard Consumer Discretionary ETF                             VCR
Sector ETFs                       Vanguard Consumer Staples ETF                                   VDC
Sector ETFs                       Vanguard Energy ETF                                             VDE
Sector ETFs                       Vanguard Financials ETF                                         VFH
Sector ETFs                       Vanguard Health Care ETF                                        VHT
Sector ETFs                       Vanguard Industrials ETF                                        VIS
Sector ETFs                       Vanguard Information Technology ETF                             VGT
Sector ETFs                       Vanguard Materials ETF                                          VAW
Sector ETFs                       Vanguard Telecom Services ETF                                   VOX
Sector ETFs                       Vanguard Utilities ETF                                          VPU
Small Cap Blend                   iShares Morningstar Small Core Index Fund                       JKJ
Small Cap Blend                   iShares Russell 2000 Index                                      IWM
Small Cap Blend                   iShares Russell Microcap Index                                  IWC
Small Cap Blend                   iShares S&P 600 SmallCap 600                                    IJR
Small Cap Blend                   Vanguard Small Cap ETF                                          VB
Small Cap Growth                  iShares Morningstar Small Growth Index Fund                     JKK
Small Cap Growth                  iShares Russell 2000 Growth                                     IWO
Small Cap Growth                  iShares S&P 600 SmallCap  Growth                                IJT
Small Cap Growth                  Vanguard Small Cap Growth ETF                                   VBK
Small Cap Value                   iShares Morningstar Small Value Index Fund                      JKL
Small Cap Value                   iShares Russell 2000 Value                                      IWN
Small Cap Value                   iShares S&P 600 SamllCap 600 Value                              IJS
Small Cap Value                   Vanguard Small Cap Value ETF                                    VBR
Socially Responsible Investing    iShares KLD Select Social (SM) Index                            KLD

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying ETFs, its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives, as well as the Sub-Adviser's allocation among the Underlying ETFs. Accordingly, a variety of factors may influence the performance of the Fund, such as:

          o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o PERFORMANCE RISK. The Fund's investment performance is directly related to the performance of the Underlying ETFs because the Fund invests primarily all of its assets in the shares of the Underlying ETFs. The ability of the Fund to meet its investment objective depends upon the allocation of the Fund's assets among the Underlying ETFs and the ability of an Underlying ETF to meet its own investment objective. It is possible that an Underlying ETF will fail to execute its investment strategies effectively. As a result, an Underlying ETF may not meet its investment objective, which would affect the Fund's investment performance. The Fund or Underlying ETF cannot assure that the investment objective will be achieved. Given that the Fund invests primarily in the shares of the Underlying ETFs, its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives.

          o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying ETF's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying ETF invests in bonds issued by a foreign government, that Underlying ETF may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying ETF's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o MARKET TRADING RISK. The shares of the Underlying ETFs may trade at a premium or discount to their net asset value. The market value of ETF shares may differ from the shares' net asset value. The net asset value of ETF shares fluctuate with the changes in the market value of the ETF's holdings, while the trading price of ETF shares fluctuate in accordance with changes in net asset value as well as market supply and demand.

          o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying ETF would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided 1940 Act, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price. However, because each of the Underlying ETFs invests in a broad range of securities, there is diversity of the Underlying ETFs' investments.

          o INTEREST RATE RISK. When interest rates increase, fixed income securities held by an Underlying ETF will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. Inflation-indexed securities decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

          o CREDIT RISK. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

          o SMALL CAP INVESTING RISK. The prices of equity securities of smaller companies may fluctuate more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the Underlying ETFs to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Underlying ETFs to effect sales at an advantageous time or without a substantial drop in price.

          o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

          o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

          o INDUSTRY CONCENTRATION RISK. Because the Fund may be concentrated in a certain industry, the Fund's performance may be closely tied to, and affected by, the specific industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, Underlying ETFs in which the Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Underlying ETFs invest, than a mixture of stocks of companies from a wide variety of industries.

          o FINANCIAL INDUSTRY CONCENTRATION RISK. The Fund may be concentrated in the financial industry. The Fund's performance may be closely tied to, and affected by, the financial industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Underlying ETFs invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Underlying ETFs invests, than a mixture of stocks of companies from a wide variety of industries.

Because the Fund invests exclusively in the secondary market for Underlying ETFs, you should look elsewhere for the information about these Underlying ETFs in the applicable Underlying ETF prospectuses.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.40%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                        0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  0.61%
---------------------------------------------------------------------------------------------- ---------------------

Investors may be able to realize lower aggregate expenses by investing directly in the retail Underlying ETFs instead of the Fund, however, the Underlying ETFs are not available as investment options under the variable insurance contract and you would not have the potential to benefit from the allocation services of the Sub-Adviser.

The Fund also will bear its pro-rata portion of the operating expenses of the Underlying ETFs, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying ETFs in which it invests, could range from 0.68% to 1.36%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $62
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $195
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the Sub-Adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in Underlying ETFs that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

Because the Fund invests in other mutual funds rather than individual securities, the Fund is considered a "fund of funds" and bears a proportionate share of the expenses charged by the Underlying ETFs in which it invests. An ETF is designed to follow the performance of a particular index. ETFs that track indices or sectors of indices hold either:

          o Shares of all of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in the same proportion that is represented in the index itself; or

          o Shares of a sampling of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in a proportion meant to track the performance of the entire index.

The Fund allocates its assets among a group of ETFs in different percentages. Therefore, the Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. These asset allocations provide diversified, distinct options that can meet a wide variety of investment needs. The allocation of stocks and bonds in the Fund reflects greater or lesser emphasis on pursuing current income and growth of capital.

Generally, the Fund cannot purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company. However, the Fund will only invest in ETFs that have received an order for exemptive relief from these limitations from the Securities and Exchange Commission.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISERS AND PORTFOLIO MANAGEMENT. The Fund engages co-sub-advisers. Standard & Poor's Investment Advisory Services LLC ("SPIAS") serves as the Sub-Adviser responsible for the selection and allocation of investments in the various Underlying ETFs. Mellon Capital Management Corporation serves as the Sub-Adviser responsible for monitoring investment allocations and executing the Underlying ETF allocation instructions prepared by SPIAS.

SPIAS is located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

Mellon Capital Management Corporation ("Mellon Capital"), is located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS. Mellon Capital directs portfolio transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions prepared by SPIAS. The individual members of the team who are primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIA portfolio allocations are:

Susan Ellison, CFA, has been a Managing Director, Equity Portfolio Management at Mellon Capital since 2000. Ms. Ellison joined Mellon Capital in 1988 as an assistant portfolio manager, and throughout the years has held various positions in the Equity Portfolio Management group. Since 1991 Ms. Ellison has been acting as head of Equity Portfolio Management and is responsible for the management of all U.S. and international equity portfolios. Ms. Ellison is a graduate of San Francisco State University with a Bachelor of Science degree. Ms. Ellison has 18 years of investment experience. She is a member of CFA Institute, formerly the Association for Investment Management and Research (AIMR), and the CFA Society of San Francisco.

Richard A. Brown,  CFA,  has been a Director,  Equity  Portfolio  Management  at
Mellon Capital since 2002. Mr. Brown joined Mellon Capital in 1995 as senior associate and has held various positions in the Equity Portfolio Management group since then. Currently, he co-manages a team of portfolio managers for domestic and international equity indexing funds. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown has 11 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (AIMR), and the CFA Society of San Francisco.

Karen Q. Wong, CFA is a Vice President, Equity Portfolio Management at Mellon Capital. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president and in 2004 to a vice president. Currently, she co-manages a team of portfolio managers for domestic and international equity indexing funds. Ms. Wong holds an M.B.A. from San Francisco State University. Ms. Wong has 6 years of investment experience. Ms. Wong is a member of CFA Institute, formerly the Association for Investment Management and Research (AIMR), and the CFA Society of San Francisco.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Annual Report dated December 31, 2006.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/S&P MODERATE GROWTH RETIREMENT STRATEGY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Moderate Growth Retirement Strategy Fund is to seek capital growth and current income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Underlying Exchange Traded Funds ("Underlying ETFs"). The Fund is managed for capital growth and invests a significant portion of its assets in Underlying ETFs that invest in equity and fixed income securities. An exchange traded fund ("ETF") is a fund that holds a portfolio of stocks and is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price.

The Fund's equity investments may be allocated across a range of asset classes which can include: large-, mid- and small-cap, real estate investment trusts ("REIT"), and foreign developed and emerging market equity funds, with fixed income allocations to government, investment-grade corporate and high-yield funds. Under normal circumstances, the Fund will not invest greater than 50% of its net assets in Underlying ETFs that invest primarily in fixed income securities.

The Fund currently seeks to achieve the capital growth element of its objective through its investments in Underlying ETFs that invest primarily in small-cap, mid-cap and large-cap equity securities as well, to a lesser extent, in stocks of foreign companies.

The Fund currently seeks to achieve the current income secondary objective through its investments in Underlying ETFs that invest primarily in domestic investment-grade and government fixed income securities.

Allocations are reviewed at least quarterly and will be adjusted as the market and economic outlook changes. Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, the Sub-Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change. Allocations are based not only on past asset class performance but more importantly on future risk/return expectations. The Sub-Adviser reserves the right to replace Underlying ETFs or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying ETFs that investment primarily in equity securities and 30% to 50% to Underlying ETFs that investment primarily in fixed-income securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying ETFs. The Fund reserves the right to invest in other ETFs not on the list below as long as they have obtained exemptive relief from Section 12 of the Investment Company Act of 1940, as amended ("the 1940 Act").

           ASSET CLASS                                      ETF NAME                            SYMBOL
Broad Equity Market               iShares(R) Dow Jones US Total Market Index Fund                 IYY
Broad Equity Market               iShares NYSE Composite Index                                    NYC
Broad Equity Market               iShares Russell 3000 Index                                      IWV
Broad Equity Market               iShares S&P(R) 1500 Index                                       ISI
Broad Equity Market               Vanguard(R) Total Stock Market ETF                              VTI
Broad Equity Market Growth        iShares Russell 3000 Growth Index                               IWZ
Broad Equity Market Value         iShares Russell 3000 Value Index                                IWW
Fixed Income Markets              iShares GS $ InvesTop Corporate Bond Fund                       LQD
Fixed Income Markets              iShares Lehman 1-3YR Treasury                                   SHY
Fixed Income Markets              iShares Lehman 20+ Years Treasury Bond Fund                     TLT
Fixed Income Markets              iShares Lehman 7-10YR Treasury                                  IEF
Fixed Income Markets              iShares Lehman Aggregate Bond Index Fund                        AGG
Fixed Income Markets              iShares Lehman TIPS Bond Fund                                   TIP
Global Sector ETFs                iShares S&P Global Energy Sector Index                          IXC
Global Sector ETFs                iShares S&P Global Financials Sector Index                      IXG
Global Sector ETFs                iShares S&P Global Healthcare Sector Index                      IXJ
Global Sector ETFs                iShares S&P Global Technology Sector Index                      IXN
Global Sector ETFs                iShares S&P Global Telecommunications Sector Index              IXP
International Country Markets     iShares FTSE/Xinhua China 25 Index                              FXI
International Country Markets     iShares MSCI Australia Index                                    EWA
International Country Markets     iShares MSCI Austria Index                                      EWO
International Country Markets     iShares MSCI Belgium Index                                      EWK
International Country Markets     iShares MSCI Brazil Index                                       EWZ
International Country Markets     iShares MSCI Canada Index                                       EWC
International Country Markets     iShares MSCI France Index                                       EWQ
International Country Markets     iShares MSCI Germany Index                                      EWG
International Country Markets     iShares MSCI Hong Kong Index                                    EWH
International Country Markets     iShares MSCI Italy Index                                        EWI
International Country Markets     iShares MSCI Japan Index                                        EWJ
International Country Markets     iShares MSCI Malaysia Index                                     EWM
International Country Markets     iShares MSCI Mexico Index                                       EWW
International Country Markets     iShares MSCI Netherlands Index                                  EWN
International Country Markets     iShares MSCI Singapore Index                                    EWS
International Country Markets     iShares MSCI South Africa Index                                 EZA
International Country Markets     iShares MSCI South Korea Index                                  EWY
International Country Markets     iShares MSCI Spain Index                                        EWP
International Country Markets     iShares MSCI Sweden Index                                       EWD
International Country Markets     iShares MSCI Switzerland Index                                  EWL
International Country Markets     iShares MSCI Taiwan Index                                       EWT
International Country Markets     iShares MSCI United Kingdom Index                               EWU
International Country Markets     iShares S&P/TOPIX Index                                         ITF
International Emerging Markets    Vanguard Emerging Markets ETF                                   VWO
International Emerging Markets    iShares MSCI Emerging Markets Index Fund                        EEM
International Equity Blend        iShares EAFE                                                    EFA
International Equity Blend        iShares S&P Global 100                                          IOO
International Equity Growth       iShares MSCI EAFE Growth Fund                                   EFG
International Equity Value        iShares MSCI EAFE Value Fund                                    EFV
International Regional Markets    iShares MSCI EMU Index                                          EZU
International Regional Markets    iShares MSCI Pacific ex-Japan Index                             EPP
International Regional Markets    iShares S&P European 350 Index                                  IEV
International Regional Markets    iShares S&P Latin America 40 Index                              ILF
International Regional Markets    Vanguard European ETF                                           VGK
International Regional Markets    Vanguard Pacific ETF                                            VPL
Large Cap Blend                   iShares Morningstar Large Core Index                            JKD
Large Cap Blend                   iShares NYSE 100 Index                                          NY
Large Cap Blend                   iShares NYSE Composite Index                                    NYC
Large Cap Blend                   iShares Russell 1000 Index                                      IWB
Large Cap Blend                   iShares S&P 500 Index                                           IVV
Large Cap Blend                   iShares S&P 100 Index                                           OEF
Large Cap Blend                   SPDR(R) S&P 500 Index                                           SPY
Large Cap Blend                   Vanguard Dividend Appreciation ETF                              VIG
Large Cap Blend                   Vanguard Total Stock Market ETF                                 VTI
Large Cap Blend                   Vanguard Large Cap ETF                                          VV
Large Cap Growth                  iShares Morningstar Large Growth Index                          JKE
Large Cap Growth                  iShares Russell 1000 Growth                                     IWF
Large Cap Growth                  iShares S&P 500 Growth Index                                    IVW
Large Cap Growth                  Vanguard Growth ETF                                             VUG
Large Cap Value                   iShares Morningstar Large Value Index                           JKF
Large Cap Value                   iShares Russell 1000 Value                                      IWD
Large Cap Value                   iShares S&P 500 Value Index                                     IVE
Large Cap Value                   iShares Dow Jones Dividend Index                                DVY
Large Cap Value                   Vanguard Value ETF                                              VTV
Mid Cap Blend                     iShares Morningstar Mid Core Index Fund                         JKG
Mid Cap Blend                     iShares Russell                                                 IWR
Mid Cap Blend                     iShares S&P MidCap 400 Blend                                    IJH
Mid-Cap Blend                     Vanguard Extended Market Index ETF                              VXF
Mid-Cap Blend                     Vanguard Mid Cap ETF                                            VO
Mid Cap Growth                    iShares Morningstar Mid Growth Index Fund                       JKH
Mid Cap Growth                    iShares Russell MCG                                             IWP
Mid Cap Growth                    iShares S&P MidCap 400 Growth                                   IJK
Mid Cap Value                     iShares Morningstar Mid Value Index Fund                        JKI
Mid Cap Value                     iShares Russell MCV                                             IWS
Mid Cap Value                     iShares S&P MidCap 400 Value                                    IJJ
Real Estate Sector                iShares Cohen & Steers Realty Majors Index Fund                 ICF
Real Estate Sector                iShares Dow Jones Real Estate Index                             IYR
Real Estate Sector                Vanguard REIT Index ETF                                         VNQ
Sector ETFs                       iShares COMEX Gold Trust                                        IAU
Sector ETFs                       iShares Dow Jones U.S. Transportation Index                     IYT
Sector ETFs                       iShares Dow Jones U.S. Aerospace & Defense Sector               ITA
Sector ETFs                       iShares Dow Jones U.S. Basic Materials Sector                   IYM
Sector ETFs                       iShares Dow Jones U.S. Broker Dealers Sector                    IAI
Sector ETFs                       iShares Dow Jones U.S. Consumer Goods Sector                    IYK
Sector ETFs                       iShares Dow Jones U.S. Consumer Services Sector                 IYC
Sector ETFs                       iShares Dow Jones U.S. Energy Sector                            IYE
Sector ETFs                       iShares Dow Jones U.S. Financial Sector                         IYF
Sector ETFs                       iShares Dow Jones U.S. Financial Services Sector                IYG
Sector ETFs                       iShares Dow Jones U.S. Health Care Providers Sector             IHF
Sector ETFs                       iShares Dow Jones U.S. Healthcare Sector                        IYH
Sector ETFs                       iShares Dow Jones U.S. Home Construction Sector                 ITB
Sector ETFs                       iShares Dow Jones U.S. Industrial Sector                        IYJ
Sector ETFs                       iShares Dow Jones U.S. Insurance Sector                         IAK
Sector ETFs                       iShares Dow Jones U.S. Medical Devices Sector                   IHI
Sector ETFs                       iShares Dow Jones U.S. Oil & Gas Exploration & Production
                                  Sector                                                          IEO
Sector ETFs                       iShares Dow Jones U.S. Oil Equipment & Services Sector          IEZ
Sector ETFs                       iShares Dow Jones U.S. Pharmaceuticals Sector                   IHE
Sector ETFs                       iShares Dow Jones U.S. Real Estate Sector                       IYR
Sector ETFs                       iShares Dow Jones U.S. Regional Banks Sector                    IAT
Sector ETFs                       iShares Dow Jones U.S. Technology Sector                        IYW
Sector ETFs                       iShares Dow Jones U.S. Telecommunications Sector                IYZ
Sector ETFs                       iShares Dow Jones U.S. Utilities Sector                         IDU
Sector ETFs                       iShares Goldman Sachs Natural Resources Index                   IGE
Sector ETFs                       iShares Goldman Sachs Networking Index                          IGN
Sector ETFs                       iShares Goldman Sachs Semiconductor Index                       IGW
Sector ETFs                       iShares Goldman Sachs Software Index                            IGV
Sector ETFs                       iShares Goldman Sachs Technology Index                          IGM
Sector ETFs                       iShares Nasdaq Biotechnology Index                              IBB
Sector ETFs                       IShares Silver Trust                                            SLV
Sector ETFs                       iShares(R) GSCI(R) Commodity-Indexed Trust                      GSG
Sector ETFs                       Vanguard Consumer Discretionary ETF                             VCR
Sector ETFs                       Vanguard Consumer Staples ETF                                   VDC
Sector ETFs                       Vanguard Energy ETF                                             VDE
Sector ETFs                       Vanguard Financials ETF                                         VFH
Sector ETFs                       Vanguard Health Care ETF                                        VHT
Sector ETFs                       Vanguard Industrials ETF                                        VIS
Sector ETFs                       Vanguard Information Technology ETF                             VGT
Sector ETFs                       Vanguard Materials ETF                                          VAW
Sector ETFs                       Vanguard Telecom Services ETF                                   VOX
Sector ETFs                       Vanguard Utilities ETF                                          VPU
Small Cap Blend                   iShares Morningstar Small Core Index Fund                       JKJ
Small Cap Blend                   iShares Russell 2000 Index                                      IWM
Small Cap Blend                   iShares Russell Microcap Index                                  IWC
Small Cap Blend                   iShares S&P 600 SamllCap 600                                    IJR
Small Cap Blend                   Vanguard Small Cap ETF                                          VB
Small Cap Growth                  iShares Morningstar Small Growth Index Fund                     JKK
Small Cap Growth                  iShares Russell 2000 Growth                                     IWO
Small Cap Growth                  iShares S&P 600 SmallCap  Growth                                IJT
Small Cap Growth                  Vanguard Small Cap Growth ETF                                   VBK
Small Cap Value                   iShares Morningstar Small Value Index Fund                      JKL
Small Cap Value                   iShares Russell 2000 Value                                      IWN
Small Cap Value                   iShares S&P 600 SmallCap 600 Value                              IJS
Small Cap Value                   Vanguard Small Cap Value ETF                                    VBR
Socially Responsible Investing    iShares KLD Select Social (SM) Index                            KLD

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying ETFs, its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives, as well as the Sub-Adviser's allocation among the Underlying ETFs. Accordingly, a variety of factors may influence the performance of the Fund, such as:

          o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o PERFORMANCE RISK. The Fund's investment performance is directly related to the performance of the Underlying ETFs because the Fund invests primarily all of its assets in the shares of the Underlying ETFs. The ability of the Fund to meet its investment objective depends upon the allocation of the Fund's assets among the Underlying ETFs and the ability of an Underlying ETF to meet its own investment objective. It is possible that an Underlying ETF will fail to execute its investment strategies effectively. As a result, an Underlying ETF may not meet its investment objective, which would affect the Fund's investment performance. The Fund or Underlying ETF cannot assure that the investment objective will be achieved. Given that the Fund invests primarily in the shares of the Underlying ETFs, its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives.

          o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying ETF's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying ETF invests in bonds issued by a foreign government, that Underlying ETF may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying ETF's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o MARKET TRADING RISK. The shares of the Underlying ETFs may trade at a premium or discount to their net asset value. The market value of ETF shares may differ from the shares' net asset value. The net asset value of ETF shares fluctuate with the changes in the market value of the ETF's holdings, while the trading price of ETF shares fluctuate in accordance with changes in net asset value as well as market supply and demand.

          o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying ETF would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price. However, because each of the Underlying ETFs invests in a broad range of securities, there is diversity of the Underlying ETFs' investments.

          o INTEREST RATE RISK. When interest rates increase, fixed income securities held by an Underlying ETF will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

          o CREDIT RISK. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

          o SMALL CAP INVESTING RISK. The prices of equity securities of smaller companies may fluctuate more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the Underlying ETFs to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Underlying ETFs to effect sales at an advantageous time or without a substantial drop in price.

          o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

          o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

          o INDUSTRY CONCENTRATION RISK. Because the Fund may be concentrated in a certain industry, the Fund's performance may be closely tied to, and affected by, the specific industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, Underlying ETFs in which the Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Underlying ETFs invest, than a mixture of stocks of companies from a wide variety of industries.

          o FINANCIAL INDUSTRY CONCENTRATION RISK. The Fund may be concentrated in the financial industry. The Fund's performance may be closely tied to, and affected by, the financial industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Underlying ETFs invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Underlying ETFs invest, than a mixture of stocks of companies from a wide variety of industries.

Because the Fund invests exclusively in the secondary market for Underlying ETFs, you should look elsewhere for the information about these Underlying ETFs in the applicable Underlying ETF prospectuses.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

          MAXIMUM SALES LOAD IMPOSED ON PURCHASES                 NOT APPLICABLE
          MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS      NOT APPLICABLE
          DEFERRED SALES LOAD                                     NOT APPLICABLE
          REDEMPTION FEE                                          NOT APPLICABLE
          EXCHANGE FEE                                            NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.40%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                        0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  0.61%
---------------------------------------------------------------------------------------------- ---------------------

Investors may be able to realize lower aggregate expenses by investing directly in the retail Underlying ETFs instead of the Fund, however, the Underlying ETFs are not available as investment options under the variable insurance contract and you would not have the potential to benefit from the allocation services of the Sub-Adviser.

The Fund also will bear its pro-rata portion of the operating expenses of the Underlying ETFs, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying ETFs in which it invests, could range from 0.68% to 1.36%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $62
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $195
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the Sub-Adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in Underlying ETFs that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

Because the Fund invests in other mutual funds rather than individual securities, the Fund is considered a "fund of funds" and bears a proportionate share of the expenses charged by the Underlying ETFs in which it invests. An ETF is designed to follow the performance of a particular index. ETFs that track indices or sectors of indices hold either:

          o Shares of all of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in the same proportion that is represented in the index itself; or
          o Shares of a sampling of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in a proportion meant to track the performance of the entire index.

The Fund allocates its assets among a group of ETFs in different percentages. Therefore, the Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. These asset allocations provide diversified, distinct options that can meet a wide variety of investment needs. The allocation of stocks and bonds in the Fund reflects greater or lesser emphasis on pursuing current income and growth of capital.

Generally, the Fund cannot purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company. However, the Fund will only invest in ETFs that have received an order for exemptive relief from these limitations from the Securities and Exchange Commission.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISERS AND PORTFOLIO MANAGEMENT. The Fund engages co-sub-advisers. Standard & Poor's Investment Advisory Services LLC ("SPIAS") serves as the Sub-Adviser responsible for the selection and allocation of investments in the various Underlying ETFs. Mellon Capital Management Corporation serves as the Sub-Adviser responsible for monitoring investment allocations and executing the Underlying ETF allocation instructions prepared by SPIAS.

SPIAS is located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

Mellon Capital Management Corporation ("Mellon Capital"), is located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS. Mellon Capital directs portfolio transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions prepared by SPIAS. The individual members of the team who are primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIA portfolio allocations are:

Susan Ellison, CFA, has been a Managing Director, Equity Portfolio Management at Mellon Capital since 2000. Ms. Ellison joined Mellon Capital in 1988 as an assistant portfolio manager, and throughout the years has held various positions in the Equity Portfolio Management group. Since 1991 Ms. Ellison has been acting as head of Equity Portfolio Management and is responsible for the management of all U.S. and international equity portfolios. Ms. Ellison is a graduate of San Francisco State University with a Bachelor of Science degree. Ms. Ellison has 18 years of investment experience. She is a member of CFA Institute, formerly the Association for Investment Management and Research (AIMR), and the CFA Society of San Francisco.

Richard A. Brown,  CFA,  has been a Director,  Equity  Portfolio  Management  at
Mellon Capital since 2002. Mr. Brown joined Mellon Capital in 1995 as senior associate and has held various positions in the Equity Portfolio Management group since then. Currently, he co-manages a team of portfolio managers for domestic and international equity indexing funds. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown has 11 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (AIMR), and the CFA Society of San Francisco.

Karen Q. Wong, CFA is a Vice President, Equity Portfolio Management at Mellon Capital. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president and in 2004 to a vice president. Currently, she co-manages a team of portfolio managers for domestic and international equity indexing funds. Ms. Wong holds an M.B.A. from San Francisco State University. Ms. Wong has 6 years of investment experience. Ms. Wong is a member of CFA Institute, formerly the Association for Investment Management and Research (AIMR), and the CFA Society of San Francisco.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Annual Report dated December 31, 2006.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/S&P GROWTH RETIREMENT STRATEGY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Growth Retirement Strategy Fund is to seek capital growth. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Underlying Exchange Traded Funds ("Underlying ETFs"). The Fund is managed for capital growth and invests a significant portion of its assets in Underlying ETFs that invest in equity and fixed income securities. An exchange traded fund ("ETF") is a fund that holds a portfolio of stocks and is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price.

The Fund's equity investments may be allocated across a range of asset classes which can include: large-, mid- and small-cap, real estate investment trusts ("REIT"), and foreign developed and emerging market equity funds, with fixed income allocations to government, investment-grade corporate and high-yield funds. Under normal circumstances, the Fund will not invest greater than 30% of its net assets in Underlying ETFs that invest primarily in fixed income securities.

The Fund currently seeks to achieve the capital growth element of its objective through its investments in Underlying ETFs that invest primarily in small-cap, mid-cap and large-cap equity securities as well, to a lesser extent, in stocks of foreign companies.

The Fund currently seeks to achieve the current income secondary objective through its investments in Underlying ETFs that invest primarily in domestic investment-grade and government fixed income securities.

Allocations are reviewed at least quarterly and will be adjusted as the market and economic outlook changes. Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, the Sub-Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change. Allocations are based not only on past asset class performance but more importantly on future risk/return expectations. The Sub-Adviser reserves the right to replace Underlying ETFs or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying ETFs that investment primarily in equity securities, and 10% to 30% to Underlying ETFs that investment primarily in fixed-income securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying ETFs. The Fund reserves the right to invest in other ETFs not on the list below as long as they have obtained exemptive relief from Section 12 of the Investment Company Act of 1940, as amended ("the 1940 Act").

           ASSET CLASS                                      ETF NAME                            SYMBOL
Broad Equity Market               iShares(R) Dow Jones US Total Market Index Fund                 IYY
Broad Equity Market               iShares NYSE Composite Index                                    NYC
Broad Equity Market               iShares Russell 3000 Index                                      IWV
Broad Equity Market               iShares S&P(R) 1500 Index                                       ISI
Broad Equity Market               Vanguard(R) Total Stock Market ETF                              VTI
Broad Equity Market Growth        iShares Russell 3000 Growth Index                               IWZ
Broad Equity Market Value         iShares Russell 3000 Value Index                                IWW
Fixed Income Markets              iShares GS $ InvesTop Corporate Bond Fund                       LQD
Fixed Income Markets              iShares Lehman 1-3YR Treasury                                   SHY
Fixed Income Markets              iShares Lehman 20+ Years Treasury Bond Fund                     TLT
Fixed Income Markets              iShares Lehman 7-10YR Treasury                                  IEF
Fixed Income Markets              iShares Lehman Aggregate Bond Index Fund                        AGG
Fixed Income Markets              iShares Lehman TIPS Bond Fund                                   TIP
Global Sector ETFs                iShares S&P Global Energy Sector Index                          IXC
Global Sector ETFs                iShares S&P Global Financials Sector Index                      IXG
Global Sector ETFs                iShares S&P Global Healthcare Sector Index                      IXJ
Global Sector ETFs                iShares S&P Global Technology Sector Index                      IXN
Global Sector ETFs                iShares S&P Global Telecommunications Sector Index              IXP
International Country Markets     iShares FTSE/Xinhua China 25 Index                              FXI
International Country Markets     iShares MSCI Australia Index                                    EWA
International Country Markets     iShares MSCI Austria Index                                      EWO
International Country Markets     iShares MSCI Belgium Index                                      EWK
International Country Markets     iShares MSCI Brazil Index                                       EWZ
International Country Markets     iShares MSCI Canada Index                                       EWC
International Country Markets     iShares MSCI France Index                                       EWQ
International Country Markets     iShares MSCI Germany Index                                      EWG
International Country Markets     iShares MSCI Hong Kong Index                                    EWH
International Country Markets     iShares MSCI Italy Index                                        EWI
International Country Markets     iShares MSCI Japan Index                                        EWJ
International Country Markets     iShares MSCI Malaysia Index                                     EWM
International Country Markets     iShares MSCI Mexico Index                                       EWW
International Country Markets     iShares MSCI Netherlands Index                                  EWN
International Country Markets     iShares MSCI Singapore Index                                    EWS
International Country Markets     iShares MSCI South Africa Index                                 EZA
International Country Markets     iShares MSCI South Korea Index                                  EWY
International Country Markets     iShares MSCI Spain Index                                        EWP
International Country Markets     iShares MSCI Sweden Index                                       EWD
International Country Markets     iShares MSCI Switzerland Index                                  EWL
International Country Markets     iShares MSCI Taiwan Index                                       EWT
International Country Markets     iShares MSCI United Kingdom Index                               EWU
International Country Markets     iShares S&P/TOPIX Index                                         ITF
International Emerging Markets    Vanguard Emerging Markets ETF                                   VWO
International Emerging Markets    iShares MSCI Emerging Markets Index Fund                        EEM
International Equity Blend        iShares EAFE                                                    EFA
International Equity Blend        iShares S&P Global 100                                          IOO
International Equity Growth       iShares MSCI EAFE Growth Fund                                   EFG
International Equity Value        iShares MSCI EAFE Value Fund                                    EFV
International Regional Markets    iShares MSCI EMU Index                                          EZU
International Regional Markets    iShares MSCI Pacific ex-Japan Index                             EPP
International Regional Markets    iShares S&P European 350 Index                                  IEV
International Regional Markets    iShares S&P Latin America 40 Index                              ILF
International Regional Markets    Vanguard European ETF                                           VGK
International Regional Markets    Vanguard Pacific ETF                                            VPL
Large Cap Blend                   iShares Morningstar Large Core Index                            JKD
Large Cap Blend                   iShares NYSE 100 Index                                          NY
Large Cap Blend                   iShares NYSE Composite Index                                    NYC
Large Cap Blend                   iShares Russell 1000 Index                                      IWB
Large Cap Blend                   iShares S&P 500 Index                                           IVV
Large Cap Blend                   iShares S&P 100 Index                                           OEF
Large Cap Blend                   SPDR(R) S&P 500 Index                                           SPY
Large Cap Blend                   Vanguard Dividend Appreciation ETF                              VIG
Large Cap Blend                   Vanguard Total Stock Market ETF                                 VTI
Large Cap Blend                   Vanguard Large Cap ETF                                          VV
Large Cap Growth                  iShares Morningstar Large Growth Index                          JKE
Large Cap Growth                  iShares Russell 1000 Growth                                     IWF
Large Cap Growth                  iShares S&P 500 Growth Index                                    IVW
Large Cap Growth                  Vanguard Growth ETF                                             VUG
Large Cap Value                   iShares Morningstar Large Value Index                           JKF
Large Cap Value                   iShares Russell 1000 Value                                      IWD
Large Cap Value                   iShares S&P 500 Value Index                                     IVE
Large Cap Value                   iShares Dow Jones Dividend Index                                DVY
Large Cap Value                   Vanguard Value ETF                                              VTV
Mid Cap Blend                     iShares Morningstar Mid Core Index Fund                         JKG
Mid Cap Blend                     iShares Russell                                                 IWR
Mid Cap Blend                     iShares S&P MidCap 400 Blend                                    IJH
Mid-Cap Blend                     Vanguard Extended Market Index ETF                              VXF
Mid-Cap Blend                     Vanguard Mid Cap ETF                                            VO
Mid Cap Growth                    iShares Morningstar Mid Growth Index Fund                       JKH
Mid Cap Growth                    iShares Russell MCG                                             IWP
Mid Cap Growth                    iShares S&P MidCap 400 Growth                                   IJK
Mid Cap Value                     iShares Morningstar Mid Value Index Fund                        JKI
Mid Cap Value                     iShares Russell MCV                                             IWS
Mid Cap Value                     iShares S&P MidCap 400 Value                                    IJJ
Real Estate Sector                iShares Cohen & Steers Realty Majors Index Fund                 ICF
Real Estate Sector                iShares Dow Jones Real Estate Index                             IYR
Real Estate Sector                Vanguard REIT Index ETF                                         VNQ
Sector ETFs                       iShares COMEX Gold Trust                                        IAU
Sector ETFs                       iShares Dow Jones U.S. Transportation Index                     IYT
Sector ETFs                       iShares Dow Jones U.S. Aerospace & Defense Sector               ITA
Sector ETFs                       iShares Dow Jones U.S. Basic Materials Sector                   IYM
Sector ETFs                       iShares Dow Jones U.S. Broker Dealers Sector                    IAI
Sector ETFs                       iShares Dow Jones U.S. Consumer Goods Sector                    IYK
Sector ETFs                       iShares Dow Jones U.S. Consumer Services Sector                 IYC
Sector ETFs                       iShares Dow Jones U.S. Energy Sector                            IYE
Sector ETFs                       iShares Dow Jones U.S. Financial Sector                         IYF
Sector ETFs                       iShares Dow Jones U.S. Financial Services Sector                IYG
Sector ETFs                       iShares Dow Jones U.S. Health Care Providers Sector             IHF
Sector ETFs                       iShares Dow Jones U.S. Healthcare Sector                        IYH
Sector ETFs                       iShares Dow Jones U.S. Home Construction Sector                 ITB
Sector ETFs                       iShares Dow Jones U.S. Industrial Sector                        IYJ
Sector ETFs                       iShares Dow Jones U.S. Insurance Sector                         IAK
Sector ETFs                       iShares Dow Jones U.S. Medical Devices Sector                   IHI
Sector ETFs                       iShares Dow Jones U.S. Oil & Gas Exploration & Production
                                  Sector                                                          IEO
Sector ETFs                       iShares Dow Jones U.S. Oil Equipment & Services Sector          IEZ
Sector ETFs                       iShares Dow Jones U.S. Pharmaceuticals Sector                   IHE
Sector ETFs                       iShares Dow Jones U.S. Real Estate Sector                       IYR
Sector ETFs                       iShares Dow Jones U.S. Regional Banks Sector                    IAT
Sector ETFs                       iShares Dow Jones U.S. Technology Sector                        IYW
Sector ETFs                       iShares Dow Jones U.S. Telecommunications Sector                IYZ
Sector ETFs                       iShares Dow Jones U.S. Utilities Sector                         IDU
Sector ETFs                       iShares Goldman Sachs Natural Resources Index                   IGE
Sector ETFs                       iShares Goldman Sachs Networking Index                          IGN
Sector ETFs                       iShares Goldman Sachs Semiconductor Index                       IGW
Sector ETFs                       iShares Goldman Sachs Software Index                            IGV
Sector ETFs                       iShares Goldman Sachs Technology Index                          IGM
Sector ETFs                       iShares Nasdaq Biotechnology Index                              IBB
Sector ETFs                       IShares Silver Trust                                            SLV
Sector ETFs                       iShares(R) GSCI(R) Commodity-Indexed Trust                      GSG
Sector ETFs                       Vanguard Consumer Discretionary ETF                             VCR
Sector ETFs                       Vanguard Consumer Staples ETF                                   VDC
Sector ETFs                       Vanguard Energy ETF                                             VDE
Sector ETFs                       Vanguard Financials ETF                                         VFH
Sector ETFs                       Vanguard Health Care ETF                                        VHT
Sector ETFs                       Vanguard Industrials ETF                                        VIS
Sector ETFs                       Vanguard Information Technology ETF                             VGT
Sector ETFs                       Vanguard Materials ETF                                          VAW
Sector ETFs                       Vanguard Telecom Services ETF                                   VOX
Sector ETFs                       Vanguard Utilities ETF                                          VPU
Small Cap Blend                   iShares Morningstar Small Core Index Fund                       JKJ
Small Cap Blend                   iShares Russell 2000 Index                                      IWM
Small Cap Blend                   iShares Russell Microcap Index                                  IWC
Small Cap Blend                   iShares S&P 600 SamllCap 600                                    IJR
Small Cap Blend                   Vanguard Small Cap ETF                                          VB
Small Cap Growth                  iShares Morningstar Small Growth Index Fund                     JKK
Small Cap Growth                  iShares Russell 2000 Growth                                     IWO
Small Cap Growth                  iShares S&P 600 SmallCap  Growth                                IJT
Small Cap Growth                  Vanguard Small Cap Growth ETF                                   VBK
Small Cap Value                   iShares Morningstar Small Value Index Fund                      JKL
Small Cap Value                   iShares Russell 2000 Value                                      IWN
Small Cap Value                   iShares S&P 600 SmallCap 600 Value                              IJS
Small Cap Value                   Vanguard Small Cap Value ETF                                    VBR
Socially Responsible Investing    iShares KLD Select Social (SM) Index                            KLD

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying ETFs, its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives, as well as the Sub-Adviser's allocation among the Underlying ETFs. Accordingly, a variety of factors may influence the performance of the Fund, such as:

          o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o PERFORMANCE RISK. The Fund's investment performance is directly related to the performance of the Underlying ETFs because the Fund invests primarily all of its assets in the shares of the Underlying ETFs. The ability of the Fund to meet its investment objective depends upon the allocation of the Fund's assets among the Underlying ETFs and the ability of an Underlying ETF to meet its own investment objective. It is possible that an Underlying ETF will fail to execute its investment strategies effectively. As a result, an Underlying ETF may not meet its investment objective, which would affect the Fund's investment performance. The Fund or Underlying ETF cannot assure that the investment objective will be achieved. Given that the Fund invests primarily in the shares of the Underlying ETFs, its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives.

          o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying ETF's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying ETF invests in bonds issued by a foreign government, that Underlying ETF may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying ETF's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o MARKET TRADING RISK. The shares of the Underlying ETFs may trade at a premium or discount to their net asset value. The market value of ETF shares may differ from the shares' net asset value. The net asset value of ETF shares fluctuate with the changes in the market value of the ETF's holdings, while the trading price of ETF shares fluctuate in accordance with changes in net asset value as well as market supply and demand.

          o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying ETF would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price. However, because each of the Underlying ETFs invests in a broad range of securities, there is diversity of the Underlying ETFs' investments.

          o INTEREST RATE RISK. When interest rates increase, fixed income securities held by an Underlying ETF will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

          o CREDIT RISK. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

          o SMALL CAP INVESTING RISK. The prices of equity securities of smaller companies may fluctuate more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the Underlying ETFs to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Underlying ETFs to effect sales at an advantageous time or without a substantial drop in price.

          o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

          o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

          o INDUSTRY CONCENTRATION RISK. Because the Fund may be concentrated in a certain industry, the Fund's performance may be closely tied to, and affected by, the specific industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, Underlying ETFs in which the Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Underlying ETFs invest, than a mixture of stocks of companies from a wide variety of industries.

          o FINANCIAL INDUSTRY CONCENTRATION RISK. The Fund may be concentrated in the financial industry. The Fund's performance may be closely tied to, and affected by, the financial industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Underlying ETFs invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Underlying ETFs invests, than a mixture of stocks of companies from a wide variety of industries.

Because the Fund invests exclusively in the secondary market for Underlying ETFs, you should look elsewhere for the information about these Underlying ETFs in the applicable Underlying ETF prospectuses.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

          MAXIMUM SALES LOAD IMPOSED ON PURCHASES                 NOT APPLICABLE
          MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS      NOT APPLICABLE
          DEFERRED SALES LOAD                                     NOT APPLICABLE
          REDEMPTION FEE                                          NOT APPLICABLE
          EXCHANGE FEE                                            NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.40%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                        0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  0.61%
---------------------------------------------------------------------------------------------- ---------------------

Investors may be able to realize lower aggregate expenses by investing directly in the retail Underlying ETFs instead of the Fund, however, the Underlying ETFs are not available as investment options under the variable insurance contract and you would not have the potential to benefit from the allocation services of the Sub-Adviser.

The Fund also will bear its pro-rata portion of the operating expenses of the Underlying ETFs, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying ETFs in which it invests, could range from 0.68% to 1.36%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $62
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $195
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the Sub-Adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in Underlying ETFs that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

Because the Fund invests in other mutual funds rather than individual securities, the Fund is considered a "fund of funds" and bears a proportionate share of the expenses charged by the Underlying ETFs in which it invests. An ETF is designed to follow the performance of a particular index. ETFs that track indices or sectors of indices hold either:

          o Shares of all of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in the same proportion that is represented in the index itself; or
          o Shares of a sampling of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in a proportion meant to track the performance of the entire index.

The Fund allocates its assets among a group of ETFs in different percentages. Therefore, the Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. These asset allocations provide diversified, distinct options that can meet a wide variety of investment needs. The allocation of stocks and bonds in the Fund reflects greater or lesser emphasis on pursuing current income and growth of capital.

Generally, the Fund cannot purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company. However, the Fund will only invest in ETFs that have received an order for exemptive relief from these limitations from the Securities and Exchange Commission.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISERS AND PORTFOLIO MANAGEMENT. The Fund engages co-sub-advisers. Standard & Poor's Investment Advisory Services LLC ("SPIAS") serves as the Sub-Adviser responsible for the selection and allocation of investments in the various Underlying ETFs. Mellon Capital Management Corporation serves as the Sub-Adviser responsible for monitoring investment allocations and executing the Underlying ETF allocation instructions prepared by SPIAS.

SPIAS is located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

Mellon Capital Management Corporation ("Mellon Capital"), is located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS. Mellon Capital directs portfolio transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions prepared by SPIAS. The individual members of the team who are primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIA portfolio allocations are:

Susan Ellison, CFA, has been a Managing Director, Equity Portfolio Management at Mellon Capital since 2000. Ms. Ellison joined Mellon Capital in 1988 as an assistant portfolio manager, and throughout the years has held various positions in the Equity Portfolio Management group. Since 1991 Ms. Ellison has been acting as head of Equity Portfolio Management and is responsible for the management of all U.S. and international equity portfolios. Ms. Ellison is a graduate of San Francisco State University with a Bachelor of Science degree. Ms. Ellison has 18 years of investment experience. She is a member of CFA Institute, formerly the Association for Investment Management and Research (AIMR), and the CFA Society of San Francisco.

Richard A. Brown,  CFA,  has been a Director,  Equity  Portfolio  Management  at
Mellon Capital since 2002. Mr. Brown joined Mellon Capital in 1995 as senior associate and has held various positions in the Equity Portfolio Management group since then. Currently, he co-manages a team of portfolio managers for domestic and international equity indexing funds. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown has 11 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (AIMR), and the CFA Society of San Francisco.

Karen Q. Wong, CFA is a Vice President, Equity Portfolio Management at Mellon Capital. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president and in 2004 to a vice president. Currently, she co-manages a team of portfolio managers for domestic and international equity indexing funds. Ms. Wong holds an M.B.A. from San Francisco State University. Ms. Wong has 6 years of investment experience. Ms. Wong is a member of CFA Institute, formerly the Association for Investment Management and Research (AIMR), and the CFA Society of San Francisco.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Annual Report dated December 31, 2006.

IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P
MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P RETIREMENT INCOME FUND, THE JNL/S&P RETIREMENT 2015 FUND, THE JNL/S&P RETIREMENT 2020 FUND, AND THE JNL/S&P
RETIREMENT 2025 FUND, PLEASE DELETE THE LIST OF UNDERLYING FUNDS FOR THE JNL SERIES TRUST AND JNL VARIABLE FUND LLC IN THEIR ENTIRETY AND REPLACE WITH THE
FOLLOWING:

JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund                                JNL/Mellon Capital Management International Index Fund
JNL/AIM Real Estate Fund                                     JNL/Mellon Capital Management Bond Index Fund
JNL/AIM Small Cap Growth Fund                                JNL/Mellon Capital Management Enhanced S&P 500 Stock
JNL/Alger Growth Fund                                        Index Fund
JNL/Credit Suisse Global Natural Resources Fund              JNL/Oppenheimer Global Growth Fund
JNL/Credit Suisse Long/Short Fund                            JNL/Oppenheimer Growth Fund
JNL/Eagle Core Equity Fund                                   JNL/PIMCO Real Return Fund
JNL/Eagle SmallCap Equity Fund                               JNL/PIMCO Total Return Bond Fund
JNL/FMR Balanced Fund                                        JNL/PPM America Value Equity Fund
JNL/FMR Mid-Cap Equity Fund                                  JNL/Putnam Equity Fund
JNL/Franklin Templeton Global Growth Fund                    JNL/Putnam Midcap Growth Fund
JNL/Franklin Templeton Income Fund                           JNL/Select Balanced Fund
JNL/Franklin Templeton Mutual Shares Fund                    JNL/Select Global Growth Fund
JNL/Franklin Templeton Small Cap Value Fund                  JNL/Select Large Cap Growth Fund
JNL/Goldman Sachs Mid Cap Value Fund                         JNL/Select Money Market Fund
JNL/Goldman Sachs Short Duration Bond Fund                   JNL/Select Value Fund
JNL/JPMorgan International Equity Fund                       JNL/T. Rowe Price Established Growth Fund
JNL/JPMorgan International Value Fund                        JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Lazard Emerging Markets Fund                             JNL/T. Rowe Price Value Fund
JNL/Lazard Mid Cap Value Fund                                JNL/Western Asset High Yield Bond Fund
JNL/Lazard Small Cap Value Fund                              JNL/Western Asset Strategic Bond Fund
JNL/Mellon Capital Management S&P 500 Index Fund             JNL/Western Asset U.S. Government & Quality Bond Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund


IN THE SECTION ENTITLED "EXPENSES", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P RETIREMENT INCOME FUND, THE JNL/S&P RETIREMENT 2015 FUND, THE JNL/S&P RETIREMENT 2020 FUND, AND THE JNL/S&P RETIREMENT 2025 FUND PLEASE DELETE THE PARAGRAPH FOLLOWING THE TABLE ENTITLED "ANNUAL FUND OPERATING EXPENSES" IN ITS ENTIRETY AND REPLACE WITH THE FOLLOWING:

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.79% to 1.89%.


IN THE SECTION ENTITLED "EXPENSES", FOR THE JNL/S&P MANAGED MODERATE FUND AND THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, PLEASE DELETE THE PARAGRAPH FOLLOWING THE TABLE ENTITLED "ANNUAL FUND OPERATING EXPENSES" IN ITS ENTIRETY AND REPLACE WITH THE FOLLOWING:

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.78% to 1.88%.


IN THE SECTION ENTITLED "EXPENSES", FOR THE JNL/S&P MANAGED MODERATE GROWTH FUND, PLEASE DELETE THE PARAGRAPH FOLLOWING THE TABLE ENTITLED "ANNUAL FUND OPERATING EXPENSES" IN ITS ENTIRETY AND REPLACE WITH THE FOLLOWING:

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.77% to 1.87%.


IN THE SECTION ENTITLED "EXPENSES", FOR THE JNL/S&P MANAGED GROWTH FUND, PLEASE DELETE THE PARAGRAPH FOLLOWING THE TABLE ENTITLED "ANNUAL FUND OPERATING EXPENSES" IN ITS ENTIRETY AND REPLACE WITH THE FOLLOWING:

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.76% to 1.86%.


IN THE SECTION ENTITLED  "MANAGEMENT FEE", PLEASE ADD THE FOLLOWING FUNDS TO THE
CHART:

............................................... ................................... .................................
                                                                                         Advisory Fee (Annual Rate
                                                                                              Based on Average Net
FUND                                           ASSETS                                         Assets of each FUND)
----                                           ------                                                       ------
............................................... ................................... .................................
............................................... ................................... .................................
JNL/Credit Suisse Global Natural Resources     $0 to $300 million                                             0.70%
Fund                                           Over $300 million                                              0.60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Credit Suisse Long/Short Fund              $0 to $300 million                                             0.85%
                                               Over $300 million                                              0.75%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Franklin Templeton Founding Strategy Fund  All Assets                                                        0%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Franklin Templeton Global Growth Fund      $0 to $300 million                                             0.75%
                                               $300 to $500 million                                           0.65%
                                               Over $500 million                                              0.60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Franklin Templeton Mutual Shares Fund      $0 to $500 million                                             0.75%
                                               Over $500 million                                              0.70%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/PPM America Value Equity Fund              $0 to $300 million                                             0.55%
                                               Over $300 million                                              0.50%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Disciplined Moderate Fund              $0 to $500 million                                             0.13%
                                               Over $500 million                                              0.08%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Disciplined Moderate Growth Fund       $0 to $500 million                                             0.13%
                                               Over $500 million                                              0.08%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Disciplined Growth Fund                $0 to $500 million                                             0.13%
                                               Over $500 million                                              0.08%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Moderate Retirement Strategy           $0 to $500 million                                             0.30%
                                               Over $500 million                                              0.27%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Moderate Growth Retirement Strategy    $0 to $500 million                                             0.30%
                                               Over $500 million                                              0.27%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Growth Retirement Strategy             $0 to $500 million                                             0.30%
                                               Over $500 million                                              0.27%

............................................... ................................... .................................


IN THE SECTION ENTITLED "ADMINISTRATIVE FEE" DELETE THE PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

In addition to the investment advisory fee, each Fund, except the JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund,
JNL/Franklin Templeton Global Growth Fund, JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Select Global Growth Fund,
the JNL/Oppenheimer Global Growth Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/JPMorgan International Equity Fund and the JNL/S&P Funds, pays to JNAM L.L.C. (the Administrator) an Administrative Fee of ..10% of the average daily net assets of the Fund. The JNL/Credit Suisse Global
Natural  Resources  Fund,   JNL/Credit  Suisse  Long/Short  Fund,   JNL/Franklin
Templeton  Global  Growth  Fund,  JNL/JPMorgan  International  Value  Fund,  the
JNL/Lazard  Emerging  Markets  Fund,  the  JNL/Select  Global  Growth Fund,  the
JNL/Oppenheimer   Global  Growth  Fund,   the  JNL/Mellon   Capital   Management
International Index Fund and the JNL/JPMorgan International Equity Fund pay an Administrative Fee of .15%. The JNL/S&P Funds pay an Administrative Fee of .05%. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal (except for litigation expenses incurred by the JNL/Franklin Templeton Mutual Shares
Fund), audit, fund accounting, custody, printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees (categorized as "Other Expenses" in the fee tables).


IN THE SECTION ENTITLED "FINANCIAL HIGHLIGHTS", DELETE THE PARAGRAPH AND THE FINANCIAL HIGHLIGHTS TABLE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The information has been audited by KPMG LLP, an Independent Registered Public Accounting Firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2006 (semi-annual report) has not been audited.


JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
                        6/30/2006                  $        12.51                $0.01            $(0.12)           $  (0.11)
                        12/31/2005                          11.67                    -              0.84                 0.84
                        12/31/2004                          10.61                 0.01              1.05                 1.06
                        12/31/2003                           8.16                (0.02)             2.47                 2.45
                        12/31/2002                          10.97                (0.03)            (2.76)               (2.79)
                    10/29(a)-12/31/01                       10.00                    -              0.97                 0.97

Class B
                        6/30/2006                           12.55                 0.01             (0.10)               (0.09)
                        12/31/2005                          11.69                 0.02              0.84                 0.86
                    03/05(a)-12/31/04                       10.99                 0.02              0.68                 0.70

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

Class A
                        6/30/2006                           11.70                 0.09              1.66                 1.75
                   05/02(a)-12/31/2005                      10.00                 0.21              1.49                 1.70

Class B
                        6/30/2006                           11.72                 0.09              1.67                 1.76
                   05/02(a)-12/31/2005                      10.00                 0.23              1.49                 1.72

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
                        6/30/2006                           13.52                (0.06)             0.97                 0.91
                        12/31/2005                          12.47                (0.08)             1.13                 1.05
                        12/31/2004                          11.67                (0.12)             0.92                 0.80
                        12/31/2003                           8.43                (0.05)             3.29                 3.24
                        12/31/2002                          11.60                (0.07)            (3.10)               (3.17)
                    10/29(a)-12/31/01                       10.00                (0.01)             1.61                 1.60

Class B
                        6/30/2006                           13.57                (0.04)             0.97                 0.93
                         12/31/05                           12.48                (0.04)             1.13                 1.09
                    03/05(a)-12/31/04                       12.21                (0.02)             0.29                 0.27

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
                        6/30/2006                           17.39                 0.02             (0.54)               (0.52)
                        12/31/2005                          15.50                 0.01              1.90                 1.91
                        12/31/2004                          14.76                 0.01              0.73                 0.74
                        12/31/2003                          10.91                (0.03)             3.88                 3.85
                        12/31/2002                          16.33                (0.04)            (5.38)               (5.42)
                        12/31/2001                          18.58                (0.04)            (2.18)               (2.22)

Class B
                        6/30/2006                           17.43                    -             (0.51)               (0.51)
                        12/31/2005                          15.50                 0.04              1.91                 1.95
                    03/05(a)-12/31/04                       15.41                 0.04              0.09                 0.13

-------------------------------------------------------------------------------------------------------------



                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
                        6/30/2006                              $ -                   $ -            $ 12.40
                        12/31/2005                               -                     -             12.51
                        12/31/2004                               -                     -             11.67
                        12/31/2003                               -                     -             10.61
                        12/31/2002                               -                 (0.02)             8.16
                    10/29(a)-12/31/01                            -                     -             10.97

Class B
                        6/30/2006                                -                     -             12.46
                        12/31/2005                               -                     -             12.55
                    03/05(a)-12/31/04                            -                     -             11.69

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

Class A
                        6/30/2006                                -                     -             13.45
                   05/02(a)-12/31/2005                           -                     -             11.70

Class B
                        6/30/2006                                -                     -             13.48
                   05/02(a)-12/31/2005                           -                     -             11.72

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
                        6/30/2006                                -                     -             14.43
                        12/31/2005                               -                     -             13.52
                        12/31/2004                               -                     -             12.47
                        12/31/2003                               -                     -             11.67
                        12/31/2002                               -                     -              8.43
                    10/29(a)-12/31/01                            -                     -             11.60

Class B
                        6/30/2006                                -                     -             14.50
                         12/31/05                                -                     -             13.57
                    03/05(a)-12/31/04                            -                     -             12.48

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
                        6/30/2006                                -                     -             16.87
                        12/31/2005                           (0.02)                    -             17.39
                        12/31/2004                               -                     -             15.50
                        12/31/2003                               -                     -             14.76
                        12/31/2002                               -                     -             10.91
                        12/31/2001                               -                 (0.03)            16.33

Class B
                        6/30/2006                                -                     -             16.92
                        12/31/2005                           (0.02)                    -             17.43
                    03/05(a)-12/31/04                        (0.04)                    -             15.50

------------------------------------------------------------------------------------------------------------------



                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
                        6/30/2006                                  (0.88)%          $ 350,491                   45.43%
                        12/31/2005                                  7.23              361,417                   100.66
                        12/31/2004                                  9.99              191,003                    96.49
                        12/31/2003                                 30.02               36,421                   140.00
                        12/31/2002                                (25.47)               6,857                   180.06
                    10/29(a)-12/31/01                               9.70                6,058                    14.93

Class B
                        6/30/2006                                  (0.72)                 267                    45.43
                        12/31/2005                                  7.39                  236                   100.66
                    03/05(a)-12/31/04                               6.37                   24                    96.49

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

Class A
                        6/30/2006                                  14.96              142,268                    19.64
                   05/02(a)-12/31/2005                             17.00               79,209                    35.97

Class B
                        6/30/2006                                  15.02                  193                    19.64
                   05/02(a)-12/31/2005                             17.20                  146                    35.97

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
                        6/30/2006                                   6.73               52,955                    35.64
                        12/31/2005                                  8.42               49,776                    65.07
                        12/31/2004                                  6.86               44,358                    92.65
                        12/31/2003                                 38.43               43,940                    30.17
                        12/31/2002                                (27.32)              12,915                    46.22
                    10/29(a)-12/31/01                              16.00                7,665                     3.86

Class B
                        6/30/2006                                   6.85                  191                    35.64
                         12/31/05                                   8.73                  158                    65.07
                    03/05(a)-12/31/04                               2.21                    7                    92.65

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
                        6/30/2006                                  (2.99)             227,820                   169.92
                        12/31/2005                                 12.30              250,938                   264.37
                        12/31/2004                                  5.02              292,638                   195.33
                        12/31/2003                                 35.29              244,667                   168.09
                        12/31/2002                                (33.19)             175,439                   236.63
                        12/31/2001                                (11.97)             341,162                    86.80

Class B
                        6/30/2006                                  (2.93)                 155                   169.92
                        12/31/2005                                 12.56                  139                   264.37
                    03/05(a)-12/31/04                               0.82                    7                   195.33

-----------------------------------------------------------------------------------------------------------------------


                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
                        6/30/2006                           1.00 %               0.08 %               n/a %                n/a %
                        12/31/2005                            1.01                 0.03               n/a                  n/a
                        12/31/2004                            1.07                 0.09                1.10               0.06
                        12/31/2003                            1.10                (0.41)               1.18              (0.49)
                        12/31/2002                            1.10                (0.33)               1.15              (0.38)
                    10/29(a)-12/31/01                         1.10                (0.26)               1.32              (0.48)

Class B
                        6/30/2006                             0.80                 0.29               n/a                  n/a
                        12/31/2005                            0.81                 0.23               n/a                  n/a
                    03/05(a)-12/31/04                         0.86                 0.55                0.90               0.52

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

Class A
                        6/30/2006                             1.03                 2.66               n/a                  n/a
                   05/02(a)-12/31/2005                        1.05                 3.37               n/a                  n/a

Class B
                        6/30/2006                             0.83                 2.79               n/a                  n/a
                   05/02(a)-12/31/2005                        0.85                 3.57               n/a                  n/a

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
                        6/30/2006                             1.16                (0.81)              n/a                  n/a
                        12/31/2005                            1.16                (0.67)              n/a                  n/a
                        12/31/2004                            1.16                (0.92)               1.18              (0.94)
                        12/31/2003                            1.15                (0.89)               1.19              (0.93)
                        12/31/2002                            1.15                (0.83)               1.17              (0.85)
                    10/29(a)-12/31/01                         1.15                (0.74)               1.24              (0.83)

Class B
                        6/30/2006                             0.96                (0.61)              n/a                  n/a
                         12/31/05                             0.95                (0.46)              n/a                  n/a
                    03/05(a)-12/31/04                         0.96                (0.68)               0.98              (0.70)

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
                        6/30/2006                             1.01                 0.17               n/a                  n/a
                        12/31/2005                            1.01                 0.02               n/a                  n/a
                        12/31/2004                            1.04                 0.11                1.11               0.04
                        12/31/2003                            1.08                (0.27)               1.15              (0.34)
                        12/31/2002                            1.08                (0.25)              n/a                  n/a
                        12/31/2001                            1.07                (0.23)              n/a                  n/a

Class B
                        6/30/2006                             0.81                 0.38               n/a                   n/a
                        12/31/2005                            0.80                 0.23               n/a                   n/a
                    03/05(a)-12/31/04                         0.79                 0.88                0.86               0.81

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
                        6/30/2006                             $ 15.33           $ 0.09            $ (0.06)              $ 0.03
                        12/31/2005                              14.96             0.14               0.36                 0.50
                        12/31/2004                              14.17             0.11               0.79                 0.90
                        12/31/2003                              11.45             0.09               2.72                 2.81
                        12/31/2002                              14.53             0.10              (3.08)               (2.98)
                        12/31/2001                              16.21             0.07              (1.67)               (1.60)

Class B
                        6/30/2006                               15.42             0.11              (0.07)                0.04
                        12/31/2005                              15.02             0.17               0.36                 0.53
                    03/05(a)-12/31/04                           14.68             0.07               0.34                 0.41

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
                        6/30/2006                               20.13            (0.08)              1.75                 1.67
                        12/31/2005                              19.97            (0.15)              0.66                 0.51
                        12/31/2004                              16.81            (0.12)              3.28                 3.16
                        12/31/2003                              12.01            (0.10)              4.90                 4.80
                        12/31/2002                              15.55            (0.08)             (3.46)               (3.54)
                        12/31/2001                              14.20            (0.41)              1.97                 1.56

Class B
                        6/30/2006                               20.22            (0.05)              1.76                 1.71
                        12/31/2005                              20.02            (0.11)              0.66                 0.55
                    03/05(a)-12/31/04                           18.33            (0.04)              1.73                 1.69

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
                        6/30/2006                               11.03             0.07               0.21                 0.28
                        12/31/2005                              10.02             0.12               0.89                 1.01
                        12/31/2004                               9.27             0.12               0.75                 0.87
                        12/31/2003                               8.26             0.12               1.01                 1.13
                        12/31/2002                               9.05             0.20              (0.80)               (0.60)
                        12/31/2001                               9.69             0.21              (0.65)               (0.44)

Class B
                        6/30/2006                               11.14             0.08               0.09                 0.17
                        12/31/2005                              10.10             0.14               0.90                 1.04
                    03/05(a)-12/31/04                            9.52             0.06               0.58                 0.64

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/FMR MID-CAP EQUITY FUND

Class A
                        6/30/2006                               16.59            (0.01)              0.18                 0.17
                        12/31/2005                              15.67            (0.02)              0.99                 0.97
                        12/31/2004                              13.28             0.05               2.34                 2.39
                        12/31/2003                               9.79            (0.06)              3.55                 3.49
                        12/31/2002                              13.83            (0.07)             (3.97)               (4.04)
                        12/31/2001                              23.55            (0.11)             (9.35)               (9.46)

Class B
                        6/30/2006                               16.65             0.01               0.18                 0.19
                        12/31/2005                              15.70             0.01               0.99                 1.00
                    03/05(a)-12/31/04                           13.97             0.05               1.68                 1.73

-------------------------------------------------------------------------------------------------------------------------------


                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
                        6/30/2006                            $ -                  $ -             $ 15.36
                        12/31/2005                         (0.13)                   -               15.33
                        12/31/2004                         (0.11)                   -               14.96
                        12/31/2003                         (0.09)                   -               14.17
                        12/31/2002                         (0.10)                   -               11.45
                        12/31/2001                         (0.07)               (0.01)              14.53

Class B
                        6/30/2006                              -                    -               15.46
                        12/31/2005                         (0.13)                   -               15.42
                    03/05(a)-12/31/04                      (0.07)                   -               15.02

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
                        6/30/2006                              -                    -               21.80
                        12/31/2005                             -                (0.35)              20.13
                        12/31/2004                             -                    -               19.97
                        12/31/2003                             -                    -               16.81
                        12/31/2002                             -                    -               12.01
                        12/31/2001                             -                (0.21)              15.55

Class B
                        6/30/2006                              -                    -               21.93
                        12/31/2005                             -                (0.35)              20.22
                    03/05(a)-12/31/04                          -                    -               20.02

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
                        6/30/2006                              -                    -               11.31
                        12/31/2005                             -                    -               11.03
                        12/31/2004                         (0.12)                   -               10.02
                        12/31/2003                         (0.12)                   -                9.27
                        12/31/2002                         (0.19)                   -                8.26
                        12/31/2001                         (0.20)                   -                9.05

Class B
                        6/30/2006                              -                    -               11.31
                        12/31/2005                             -                    -               11.14
                    03/05(a)-12/31/04                      (0.06)                   -               10.10

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/FMR MID-CAP EQUITY FUND

Class A
                        6/30/2006                              -                    -               16.76
                        12/31/2005                         (0.05)                   -               16.59
                        12/31/2004                             -                    -               15.67
                        12/31/2003                             -                    -               13.28
                        12/31/2002                             -                    -                9.79
                        12/31/2001                             -                (0.26)              13.83

Class B
                        6/30/2006                              -                    -               16.84
                        12/31/2005                         (0.05)                   -               16.65
                    03/05(a)-12/31/04                          -                    -               15.70

----------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

JNL/EAGLE CORE EQUITY FUND

Class A
                        6/30/2006                                   0.20 %          $ 162,950                   45.38%
                        12/31/2005                                  3.37              244,280                   105.53
                        12/31/2004                                  6.32              357,978                   100.79
                        12/31/2003                                 24.54              245,913                    80.50
                        12/31/2002                                (20.53)             149,242                    94.37
                        12/31/2001                                 (9.83)             174,813                   102.56

Class B
                        6/30/2006                                   0.26                  145                    45.38
                        12/31/2005                                  3.56                  140                   105.53
                    03/05(a)-12/31/04                               2.81                   20                   100.79

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
                        6/30/2006                                   8.30              172,191                    34.65
                        12/31/2005                                  2.52              159,471                    56.66
                        12/31/2004                                 18.80              169,746                    53.14
                        12/31/2003                                 39.97              109,972                    70.06
                        12/31/2002                                (22.77)              76,198                    71.45
                        12/31/2001                                 11.00              112,967                    65.36

Class B
                        6/30/2006                                   8.46                  163                    34.65
                        12/31/2005                                  2.71                  145                    56.66
                    03/05(a)-12/31/04                               9.22                    7                    53.14

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
                        6/30/2006                                   2.54              141,022                    29.98
                        12/31/2005                                 10.09              127,908                    83.07
                        12/31/2004                                  9.42              104,564                   163.88
                        12/31/2003                                 13.73              114,262                    60.48
                        12/31/2002                                 (6.57)              75,591                    90.71
                        12/31/2001                                 (4.49)              72,281                   105.66

Class B
                        6/30/2006                                   2.69                  152                    29.98
                        12/31/2005                                 10.31                  131                    83.07
                    03/05(a)-12/31/04                               6.78                    2                   163.88

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/FMR MID-CAP EQUITY FUND

Class A
                        6/30/2006                                   1.02              206,799                    81.55
                        12/31/2005                                  6.16              217,173                   149.30
                        12/31/2004                                 18.00              210,402                   231.52
                        12/31/2003                                 35.65              158,013                    31.95
                        12/31/2002                                (29.21)             135,669                    56.03
                        12/31/2001                                (40.19)             260,726                    96.69

Class B
                        6/30/2006                                   1.14                  134                    81.55
                        12/31/2005                                  6.34                  128                   149.30
                    03/05(a)-12/31/04                              12.38                    3                   231.52

-----------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
                        6/30/2006                             0.97 %               1.27 %               n/a %              n/a %
                        12/31/2005                            0.96                 0.77                 n/a                n/a
                        12/31/2004                            0.96                 0.85                1.00               0.81
                        12/31/2003                            0.97                 0.83                1.01               0.79
                        12/31/2002                            0.97                 0.78                1.00               0.75
                        12/31/2001                            0.97                 0.58                0.99               0.56

Class B
                        6/30/2006                             0.77                 1.61                 n/a                n/a
                        12/31/2005                            0.76                 0.97                 n/a                n/a
                    03/05(a)-12/31/04                         0.76                 1.33                0.80               1.29

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
                        6/30/2006                             1.05                (0.70)                n/a                n/a
                        12/31/2005                            1.06                (0.72)                n/a                n/a
                        12/31/2004                            1.06                (0.76)               1.07              (0.77)
                        12/31/2003                            1.05                (0.75)               1.10              (0.80)
                        12/31/2002                            1.05                (0.49)               1.08              (0.52)
                        12/31/2001                            1.05                (0.31)               1.07              (0.33)

Class B
                        6/30/2006                             0.85                (0.50)                n/a                n/a
                        12/31/2005                            0.85                (0.51)                n/a                n/a
                    03/05(a)-12/31/04                         0.84                (0.53)               0.86              (0.55)

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
                        6/30/2006                             1.01                 1.39                 n/a                n/a
                        12/31/2005                            1.01                 1.22                 n/a                n/a
                        12/31/2004                            1.03                 1.25                1.04               1.24
                        12/31/2003                            1.05                 1.64                1.07               1.62
                        12/31/2002                            1.05                 2.11                1.07               2.09
                        12/31/2001                            1.05                 2.48                1.06               2.47

Class B
                        6/30/2006                             0.81                 1.59                 n/a                n/a
                        12/31/2005                            0.81                 1.42                 n/a                n/a
                    03/05(a)-12/31/04                         0.77                 1.38                0.78               1.37

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/FMR MID-CAP EQUITY FUND

Class A
                        6/30/2006                             1.01                (0.13)                n/a                n/a
                        12/31/2005                            1.01                (0.11)                n/a                n/a
                        12/31/2004                            1.02                 0.39                1.04               0.37
                        12/31/2003                            1.05                (0.51)               1.07              (0.53)
                        12/31/2002                            1.04                (0.51)               1.09              (0.56)
                        12/31/2001                            1.01                (0.61)               1.03              (0.63)

Class B
                        6/30/2006                             0.81                 0.07                 n/a                n/a
                        12/31/2005                            0.80                 0.10                 n/a                n/a
                    03/05(a)-12/31/04                         0.78                 0.97                0.80               0.95

-------------------------------------------------------------------------------------------------------------------------------
(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
                   05/01(a)- 06/30/2006                  $ 10.00           $ 0.06            $ (0.05)              $ 0.01

Class B
                   05/01(a)- 06/30/2006                    10.00             0.07              (0.06)                0.01

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
                        6/30/2006                          11.03             0.03               0.99                 1.02
                   05/02(a)-12/31/2005                     10.00             0.02               1.01                 1.03

Class B
                        6/30/2006                          11.04             0.04               1.00                 1.04
                   05/02(a)-12/31/2005                     10.00             0.03               1.01                 1.04

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
                        6/30/2006                          11.39             0.03               0.49                 0.52
                   05/02(a)-12/31/2005                     10.00             0.06               1.33                 1.39

Class B
                        6/30/2006                          11.40             0.04               0.50                 0.54
                   05/02(a)-12/31/2005                     10.00             0.07               1.33                 1.40

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
                   05/01(a)- 06/30/2006                    10.00             0.07              (0.05)                0.02

Class B
                   05/01(a)- 06/30/2006                    10.00             0.07              (0.05)                0.02

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

Class A
                        6/30/2006                          12.03             0.14               1.02                 1.16
                        12/31/2005                         11.04             0.14               1.04                 1.18
                        12/31/2004                          9.61             0.10               1.47                 1.57
                        12/31/2003                          7.59             0.10               2.06                 2.16
                        12/31/2002                          9.66             0.08              (2.07)               (1.99)
                        12/31/2001                         12.23             0.08              (2.56)               (2.48)

Class B
                        6/30/2006                          12.08             0.16               1.02                 1.18
                        12/31/2005                         11.06             0.16               1.05                 1.21
                    03/05(a)-12/31/04                      10.11             0.09               0.99                 1.08

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
                        6/30/2006                          10.94             0.15               1.24                 1.39
                        12/31/2005                          9.29             0.13               1.59                 1.72
                        12/31/2004                          7.65             0.07               1.65                 1.72
                        12/31/2003                          5.56                -               2.19                 2.19
                        12/31/2002                          7.75             0.07              (2.13)               (2.06)
                        12/31/2001                          9.79             0.09              (2.08)               (1.99)

Class B
                        6/30/2006                          11.07             0.16               1.25                 1.41
                        12/31/2005                          9.37             0.15               1.62                 1.77
                    03/05(a)-12/31/04                       8.17             0.03               1.18                 1.21

--------------------------------------------------------------------------------------------------------------------------


                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
                   05/01(a)- 06/30/2006                          $ -                  $ -             $ 10.01

Class B
                   05/01(a)- 06/30/2006                            -                    -               10.01

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
                        6/30/2006                                  -                    -               12.05
                   05/02(a)-12/31/2005                             -                    -               11.03

Class B
                        6/30/2006                                  -                    -               12.08
                   05/02(a)-12/31/2005                             -                    -               11.04

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
                        6/30/2006                                  -                    -               11.91
                   05/02(a)-12/31/2005                             -                    -               11.39

Class B
                        6/30/2006                                  -                    -               11.94
                   05/02(a)-12/31/2005                             -                    -               11.40

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
                   05/01(a)- 06/30/2006                            -                    -               10.02

Class B
                   05/01(a)- 06/30/2006                            -                    -               10.02

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

Class A
                        6/30/2006                                  -                    -               13.19
                        12/31/2005                             (0.19)                   -               12.03
                        12/31/2004                             (0.14)                   -               11.04
                        12/31/2003                             (0.14)                   -                9.61
                        12/31/2002                             (0.08)                   -                7.59
                        12/31/2001                             (0.07)               (0.02)               9.66

Class B
                        6/30/2006                                  -                    -               13.26
                        12/31/2005                             (0.19)                   -               12.08
                    03/05(a)-12/31/04                          (0.13)                   -               11.06

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
                        6/30/2006                                  -                    -               12.33
                        12/31/2005                             (0.01)               (0.06)              10.94
                        12/31/2004                             (0.08)                   -                9.29
                        12/31/2003                             (0.10)                   -                7.65
                        12/31/2002                             (0.13)                   -                5.56
                        12/31/2001                             (0.04)               (0.01)               7.75

Class B
                        6/30/2006                                  -                    -               12.48
                        12/31/2005                             (0.01)               (0.06)              11.07
                    03/05(a)-12/31/04                          (0.01)                   -                9.37

--------------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
                   05/01(a)- 06/30/2006                           0.10 %             $ 30,331                  66.53%

Class B
                   05/01(a)- 06/30/2006                           0.10                  100                    66.53

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
                        6/30/2006                                 9.25              108,994                     2.73
                   05/02(a)-12/31/2005                           10.30               72,399                     4.57

Class B
                        6/30/2006                                 9.42                  207                     2.73
                   05/02(a)-12/31/2005                           10.40                  139                     4.57

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
                        6/30/2006                                 4.57              114,921                    23.98
                   05/02(a)-12/31/2005                           13.90               85,789                    34.39

Class B
                        6/30/2006                                 4.74                  166                    23.98
                   05/02(a)-12/31/2005                           14.00                  151                    34.39

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
                   05/01(a)- 06/30/2006                           0.20              289,423                   104.50

Class B
                   05/01(a)- 06/30/2006                           0.20                  100                   104.50

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

Class A
                        6/30/2006                                 9.64              230,917                     7.42
                        12/31/2005                               10.69              201,554                    71.32
                        12/31/2004                               16.34               94,998                    75.17
                        12/31/2003                               28.53               96,811                   113.94
                        12/31/2002                              (20.58)              78,272                   134.52
                        12/31/2001                              (20.29)             103,972                    66.42

Class B
                        6/30/2006                                 9.77                  173                     7.42
                        12/31/2005                               10.94                  134                    71.32
                    03/05(a)-12/31/04                            10.72                    1                    75.17

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
                        6/30/2006                                12.71              349,060                    45.50
                        12/31/2005                               18.57              234,118                    72.39
                        12/31/2004                               22.54               82,081                    90.31
                        12/31/2003                               39.43               29,609                   131.90
                        12/31/2002                              (26.59)               5,642                   146.48
                        12/31/2001                              (20.33)               7,304                    82.18

Class B
                        6/30/2006                                12.74                  222                    45.50
                        12/31/2005                               18.90                  165                    72.39
                    03/05(a)-12/31/04                            14.85                    5                    90.31

---------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
                   05/01(a)- 06/30/2006                     1.06 %               4.75 %               n/a %              n/a %

Class B
                   05/01(a)- 06/30/2006                     0.87                 5.00                 n/a                n/a

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
                        6/30/2006                           1.18                 0.76                 n/a                n/a
                   05/02(a)-12/31/2005                      1.14                 0.39                 n/a                n/a

Class B
                        6/30/2006                           0.96                 0.98                 n/a                n/a
                   05/02(a)-12/31/2005                      0.96                 0.57                 n/a                n/a

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
                        6/30/2006                           1.05                 0.84                 n/a                n/a
                   05/02(a)-12/31/2005                      1.06                 1.02                 n/a                n/a

Class B
                        6/30/2006                           0.85                 1.01                 n/a                n/a
                   05/02(a)-12/31/2005                      0.86                 1.22                 n/a                n/a

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
                   05/01(a)- 06/30/2006                     0.73                 4.35                 n/a                n/a

Class B
                   05/01(a)- 06/30/2006                     0.53                 4.54                 n/a                n/a

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

Class A
                        6/30/2006                           1.06                 2.25                 n/a                n/a
                        12/31/2005                          1.08                 1.25                 n/a                n/a
                        12/31/2004                          1.17                 0.96                1.19               0.94
                        12/31/2003                          1.23                 1.17                1.26               1.14
                        12/31/2002                          1.18                 0.83                1.21               0.80
                        12/31/2001                          1.17                 0.76                1.18               0.75

Class B
                        6/30/2006                           0.86                 2.50                 n/a                n/a
                        12/31/2005                          0.87                 1.46                 n/a                n/a
                    03/05(a)-12/31/04                       0.92                 1.30                0.94               1.28

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
                        6/30/2006                           1.05                 3.63                 n/a                n/a
                        12/31/2005                          1.08                 1.63                 n/a                n/a
                        12/31/2004                          1.13                 1.14                 n/a                n/a
                        12/31/2003                          1.12                 0.75                 n/a                n/a
                        12/31/2002                          1.08                 0.95                 n/a                n/a
                        12/31/2001                          1.07                 1.07                 n/a                n/a

Class B
                        6/30/2006                           0.85                 3.75                 n/a                n/a
                        12/31/2005                          0.87                 1.84                 n/a                n/a
                    03/05(a)-12/31/04                       0.93                 1.36                 n/a                n/a

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The Portfolio  Turnover  including dollar roll transactions for JNL/Goldman
     Sachs Short Duration Fund is 117.98%.

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

Class A
                   05/01(a)- 06/30/2006                           $ 10.00           $ 0.03            $ (1.29)               (1.26)

Class B
                   05/01(a)- 06/30/2006                             10.00             0.03              (1.28)               (1.25)

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
                        6/30/2006                                   13.54             0.04               0.36                 0.40
                        12/31/2005                                  14.66             0.07               1.24                 1.31
                        12/31/2004                                  13.16             0.02               3.21                 3.23
                        12/31/2003                                  10.23             0.04               2.92                 2.96
                        12/31/2002                                  11.97             0.03              (1.72)               (1.69)
                        12/31/2001                                  11.75             0.06               1.50                 1.56

Class B
                        6/30/2006                                   13.61             0.06               0.36                 0.42
                        12/31/2005                                  14.70             0.10               1.24                 1.34
                    03/05(a)-12/31/04                               14.28             0.02               2.13                 2.15

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
                        6/30/2006                                   12.77            (0.01)              0.76                 0.75
                        12/31/2005                                  13.81            (0.01)              0.67                 0.66
                        12/31/2004                                  13.05            (0.02)              2.03                 2.01
                        12/31/2003                                   9.40             0.01               3.64                 3.65
                        12/31/2002                                  11.40                -              (1.96)               (1.96)
                        12/31/2001                                  10.28             0.02               1.77                 1.79

Class B
                        6/30/2006                                   12.83             0.01               0.76                 0.77
                        12/31/2005                                  13.84             0.01               0.68                 0.69
                    03/05(a)-12/31/04                               13.92                -               1.16                 1.16

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
                        6/30/2006                                   10.75             0.18              (0.30)               (0.12)
                        12/31/2005                                  10.83             0.18               0.02                 0.20
                        12/31/2004                                  10.47             0.35               0.04                 0.39
                        12/31/2003                                  10.48             0.23               0.07                 0.30
                    01/15(a)-12/31/02                               10.00             0.36               0.50                 0.86

Class B
                        6/30/2006                                   10.70             0.18              (0.28)               (0.10)
                        12/31/2005                                  10.76             0.20               0.02                 0.22
                    03/05(a)-12/31/04                               10.73             0.12               0.02                 0.14

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
                        6/30/2006                                    8.32             0.05               0.17                 0.22
                        12/31/2005                                   8.80             0.05               0.33                 0.38
                        12/31/2004                                   7.93             0.07               0.82                 0.89
                        12/31/2003                                   6.16             0.03               1.76                 1.79
                        12/31/2002                                   8.21             0.04              (2.09)               (2.05)
                        12/31/2001                                   9.34             0.03              (1.13)               (1.10)

Class B
                        6/30/2006                                    8.28             0.06               0.16                 0.22
                        12/31/2005                                   8.73             0.08               0.33                 0.41
                    03/05(a)-12/31/04                                8.24             0.08               0.48                 0.56

-----------------------------------------------------------------------------------------------------------------------------------


                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

Class A
                   05/01(a)- 06/30/2006                              $ -                  $ -                8.74

Class B
                   05/01(a)- 06/30/2006                                -                    -                8.75

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
                        6/30/2006                                      -                    -               13.94
                        12/31/2005                                 (0.06)               (2.37)              13.54
                        12/31/2004                                 (0.02)               (1.71)              14.66
                        12/31/2003                                 (0.03)                   -               13.16
                        12/31/2002                                 (0.03)               (0.02)              10.23
                        12/31/2001                                 (0.06)               (1.28)              11.97

Class B
                        6/30/2006                                      -                    -               14.03
                        12/31/2005                                 (0.06)               (2.37)              13.61
                    03/05(a)-12/31/04                              (0.02)               (1.71)              14.70

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
                        6/30/2006                                      -                    -               13.52
                        12/31/2005                                     -                (1.70)              12.77
                        12/31/2004                                 (0.01)               (1.24)              13.81
                        12/31/2003                                     -                    -               13.05
                        12/31/2002                                     -                (0.04)               9.40
                        12/31/2001                                 (0.02)               (0.65)              11.40

Class B
                        6/30/2006                                      -                    -               13.60
                        12/31/2005                                     -                (1.70)              12.83
                    03/05(a)-12/31/04                                  -                (1.24)              13.84

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
                        6/30/2006                                      -                    -               10.63
                        12/31/2005                                 (0.22)               (0.06)              10.75
                        12/31/2004                                 (0.03)                   -               10.83
                        12/31/2003                                 (0.19)               (0.12)              10.47
                    01/15(a)-12/31/02                              (0.36)               (0.02)              10.48

Class B
                        6/30/2006                                      -                    -               10.60
                        12/31/2005                                 (0.22)               (0.06)              10.70
                    03/05(a)-12/31/04                              (0.11)                   -               10.76

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
                        6/30/2006                                      -                    -                8.54
                        12/31/2005                                 (0.27)               (0.59)               8.32
                        12/31/2004                                 (0.02)                   -                8.80
                        12/31/2003                                 (0.02)                   -                7.93
                        12/31/2002                                     -                    -                6.16
                        12/31/2001                                 (0.03)                   -                8.21

Class B
                        6/30/2006                                      -                    -                8.50
                        12/31/2005                                 (0.27)               (0.59)               8.28
                    03/05(a)-12/31/04                              (0.07)                   -                8.73

------------------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

Class A
                   05/01(a)- 06/30/2006                            (12.60)%           $ 52,684                   13.43%

Class B
                   05/01(a)- 06/30/2006                            (12.50)                  87                    13.43

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
                        6/30/2006                                    2.95              196,800                    44.51
                        12/31/2005                                   8.81              228,735                    84.55
                        12/31/2004                                  24.72              222,542                   100.95
                        12/31/2003                                  28.89              142,798                    88.62
                        12/31/2002                                 (14.08)              76,890                    98.18
                        12/31/2001                                  13.24               26,886                   143.12

Class B
                        6/30/2006                                    3.09                  283                    44.51
                        12/31/2005                                   8.99                  253                    84.55
                    03/05(a)-12/31/04                               15.20                   29                   100.95

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
                        6/30/2006                                    5.87              152,594                    55.58
                        12/31/2005                                   4.65              197,826                    98.76
                        12/31/2004                                  15.38              218,851                   105.06
                        12/31/2003                                  38.83              155,191                    70.95
                        12/31/2002                                 (17.22)              74,559                    94.87
                        12/31/2001                                  17.34               35,164                    78.01

Class B
                        6/30/2006                                    6.00                  266                     0.00
                        12/31/2005                                   4.85                  228                    98.76
                    03/05(a)-12/31/04                                8.34                   27                   105.06

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
                        6/30/2006                                   (1.12)             204,210                    36.94
                        12/31/2005                                   1.85              180,542                   360.84
                        12/31/2004                                   3.74              116,440                   215.24
                        12/31/2003                                   2.87               83,547                    70.57
                    01/15(a)-12/31/02                                8.55               34,286                    77.16

Class B
                        6/30/2006                                   (0.93)                 164                    36.94
                        12/31/2005                                   2.04                  147                   360.84
                    03/05(a)-12/31/04                                1.35                   17                   215.24

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
                        6/30/2006                                    2.64               61,790                    21.48
                        12/31/2005                                   4.24               62,053                    46.19
                        12/31/2004                                  11.27              181,444                    66.90
                        12/31/2003                                  29.09               89,068                   123.94
                        12/31/2002                                 (24.94)              42,071                    63.08
                        12/31/2001                                 (11.78)              31,415                    55.97

Class B
                        6/30/2006                                    2.66                  194                    21.48
                        12/31/2005                                   4.54                  179                    46.19
                    03/05(a)-12/31/04                                6.85                    4                    66.90

------------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

Class A
                   05/01(a)- 06/30/2006                         1.31 %               2.08 %               n/a %              n/a %

Class B
                   05/01(a)- 06/30/2006                         1.12                 2.26                 n/a                n/a

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
                        6/30/2006                               1.03                 0.53                 n/a                n/a
                        12/31/2005                              1.03                 0.49                 n/a                n/a
                        12/31/2004                              1.08                 0.20                1.13               0.15
                        12/31/2003                              1.08                 0.40                1.17               0.31
                        12/31/2002                              1.08                 0.41                1.12               0.37
                        12/31/2001                              1.07                 0.65                1.20               0.52

Class B
                        6/30/2006                               0.83                 0.75                 n/a                n/a
                        12/31/2005                              0.83                 0.69                 n/a                n/a
                    03/05(a)-12/31/04                           0.88                 0.45                0.93               0.40

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
                        6/30/2006                               1.06                (0.12)                n/a                n/a
                        12/31/2005                              1.06                (0.07)                n/a                n/a
                        12/31/2004                              1.12                (0.20)               1.18              (0.26)
                        12/31/2003                              1.13                 0.17                1.20               0.10
                        12/31/2002                              1.14                (0.03)               1.17              (0.06)
                        12/31/2001                              1.15                 0.32                1.21               0.26

Class B
                        6/30/2006                               0.86                 0.09                 n/a                n/a
                        12/31/2005                              0.86                 0.13                 n/a                n/a
                    03/05(a)-12/31/04                           0.92                (0.10)               0.98              (0.16)

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
                        6/30/2006                               0.61                 4.33                 n/a                n/a
                        12/31/2005                              0.61                 3.46                 n/a                n/a
                        12/31/2004                              0.61                 3.31                 n/a                n/a
                        12/31/2003                              0.60                 3.29                 n/a                n/a
                    01/15(a)-12/31/02                           0.60                 4.12                 n/a                n/a

Class B
                        6/30/2006                               0.41                 4.53                 n/a                n/a
                        12/31/2005                              0.41                 3.66                 n/a                n/a
                    03/05(a)-12/31/04                           0.41                 3.38                 n/a                n/a

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
                        6/30/2006                               0.81                 1.13                 n/a                n/a
                        12/31/2005                              0.80                 0.96                 n/a                n/a
                        12/31/2004                              0.78                 1.17                0.78               1.17
                        12/31/2003                              0.87                 0.87                0.89               0.85
                        12/31/2002                              0.89                 0.69                0.90               0.68
                        12/31/2001                              0.90                 0.44                 n/a                n/a

Class B
                        6/30/2006                               0.61                 1.33                 n/a                n/a
                        12/31/2005                              0.61                 1.15                 n/a                n/a
                    03/05(a)-12/31/04                           0.58                 1.55                0.58               1.55

---------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The Portfolio  Turnover  including dollar roll  transactions for JNL/Mellon
     Capital Management Bond Fund is 43.65%.

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
                        6/30/2006                               $ 13.59           $ 0.19             $ 1.14               $ 1.33
                        12/31/2005                                13.67             0.29               1.53                 1.82
                        12/31/2004                                11.45             0.16               2.07                 2.23
                        12/31/2003                                 8.44             0.10               3.04                 3.14
                    01/15 (a)-12/31/02                            10.00             0.15              (1.51)               (1.36)

Class B
                        6/30/2006                                 13.60             0.20               1.15                 1.35
                        12/31/2005                                13.66             0.31               1.53                 1.84
                    03/05(a)-12/31/04                             12.05             0.05               1.62                 1.67

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
                        6/30/2006                                 14.21             0.06               0.51                 0.57
                        12/31/2005                                13.28             0.09               1.51                 1.60
                        12/31/2004                                11.47             0.06               1.75                 1.81
                        12/31/2003                                 8.55             0.03               2.92                 2.95
                    01/15(a)-12/31/02                             10.00             0.06              (1.45)               (1.39)

Class B
                        6/30/2006                                 14.22             0.08               0.51                 0.59
                        12/31/2005                                13.27             0.11               1.51                 1.62
                    03/05(a)-12/31/04                             12.28             0.05               0.98                 1.03

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
                        6/30/2006                                 10.68             0.07               0.19                 0.26
                        12/31/2005                                10.66             0.13               0.34                 0.47
                        12/31/2004                                 9.84             0.12               0.87                 0.99
                        12/31/2003                                 7.79             0.03               2.13                 2.16
                    01/15(a)-12/31/02                             10.00             0.05              (2.26)               (2.21)

Class B
                        6/30/2006                                 10.76             0.08               0.19                 0.27
                        12/31/2005                                10.72             0.15               0.34                 0.49
                    03/05(a)-12/31/04                             10.25             0.09               0.52                 0.61

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
                        6/30/2006                                 13.44             0.06               0.97                 1.03
                        12/31/2005                                13.43             0.08               0.49                 0.57
                        12/31/2004                                11.46             0.07               1.93                 2.00
                        12/31/2003                                 7.94             0.05               3.59                 3.64
                    01/15(a)-12/31/02                             10.00             0.08              (2.06)               (1.98)

Class B
                        6/30/2006                                 13.42             0.07               0.98                 1.05
                        12/31/2005                                13.39             0.10               0.49                 0.59
                    03/05(a)-12/31/04                             12.33             0.06               1.08                 1.14

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
                        6/30/2006                                 13.53             0.08               0.39                 0.47
                        12/31/2005                                11.92             0.08               1.56                 1.64
                        12/31/2004                                10.12             0.03               1.78                 1.81
                        12/31/2003                                 7.20             0.03               2.89                 2.92
                        12/31/2002                                 9.27             0.03              (2.10)               (2.07)
                    05/01(a)-12/31/01                             10.00             0.03              (0.76)               (0.73)

Class B
                        6/30/2006                                 13.57             0.09               0.40                 0.49
                        12/31/2005                                11.93             0.11               1.56                 1.67
                    03/05(a)-12/31/04                             10.71             0.03               1.21                 1.24

---------------------------------------------------------------------------------------------------------------------------------


                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
                        6/30/2006                                   $ -                  $ -             $ 14.92
                        12/31/2005                                (0.27)               (1.63)              13.59
                        12/31/2004                                (0.01)                   -               13.67
                        12/31/2003                                (0.13)                   -               11.45
                    01/15 (a)-12/31/02                            (0.20)                   -                8.44

Class B
                        6/30/2006                                     -                    -               14.95
                        12/31/2005                                (0.27)               (1.63)              13.60
                    03/05(a)-12/31/04                             (0.06)                   -               13.66

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
                        6/30/2006                                     -                    -               14.78
                        12/31/2005                                (0.10)               (0.57)              14.21
                        12/31/2004                                    -                    -               13.28
                        12/31/2003                                (0.03)                   -               11.47
                    01/15(a)-12/31/02                             (0.06)                   -                8.55

Class B
                        6/30/2006                                     -                    -               14.81
                        12/31/2005                                (0.10)               (0.57)              14.22
                    03/05(a)-12/31/04                             (0.04)                   -               13.27

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
                        6/30/2006                                     -                    -               10.94
                        12/31/2005                                (0.12)               (0.33)              10.68
                        12/31/2004                                (0.12)               (0.05)              10.66
                        12/31/2003                                (0.08)               (0.03)               9.84
                    01/15(a)-12/31/02                                 -                    -                7.79

Class B
                        6/30/2006                                     -                    -               11.03
                        12/31/2005                                (0.12)               (0.33)              10.76
                    03/05(a)-12/31/04                             (0.09)               (0.05)              10.72

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
                        6/30/2006                                     -                    -               14.47
                        12/31/2005                                (0.09)               (0.47)              13.44
                        12/31/2004                                    -                (0.03)              13.43
                        12/31/2003                                (0.04)               (0.08)              11.46
                    01/15(a)-12/31/02                             (0.08)                   -                7.94

Class B
                        6/30/2006                                     -                    -               14.47
                        12/31/2005                                (0.09)               (0.47)              13.42
                    03/05(a)-12/31/04                             (0.05)               (0.03)              13.39

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
                        6/30/2006                                     -                    -               14.00
                        12/31/2005                                (0.03)                   -               13.53
                        12/31/2004                                (0.01)                   -               11.92
                        12/31/2003                                    -                    -               10.12
                        12/31/2002                                    -                    -                7.20
                    05/01(a)-12/31/01                                 -                    -                9.27

Class B
                        6/30/2006                                     -                    -               14.06
                        12/31/2005                                (0.03)                   -               13.57
                    03/05(a)-12/31/04                             (0.02)                   -               11.93

-----------------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
                        6/30/2006                                 9.79 %          $ 384,969                     1.22%
                        12/31/2005                               13.31              294,677                    42.89
                        12/31/2004                               19.49              298,098                     2.77
                        12/31/2003                               37.31               97,126                     1.66
                    01/15 (a)-12/31/02                          (13.60)              26,518                    32.40

Class B
                        6/30/2006                                 9.93                  486                     1.22
                        12/31/2005                               13.46                  374                    42.89
                    03/05(a)-12/31/04                            13.85                   50                     2.77

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
                        6/30/2006                                 4.01              337,532                     5.68
                        12/31/2005                               11.98              288,486                    15.22
                        12/31/2004                               15.79              198,751                    13.75
                        12/31/2003                               34.55               81,077                    18.34
                    01/15(a)-12/31/02                           (13.94)              12,728                    60.00

Class B
                        6/30/2006                                 4.15                  280                     5.68
                        12/31/2005                               12.14                  245                    15.22
                    03/05(a)-12/31/04                             8.42                   90                    13.75

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
                        6/30/2006                                 2.43              469,540                     0.37
                        12/31/2005                                4.37              427,375                    14.14
                        12/31/2004                               10.06              361,845                     6.74
                        12/31/2003                               27.79              190,338                     8.90
                    01/15(a)-12/31/02                           (22.10)              46,776                     1.89

Class B
                        6/30/2006                                 2.51                  650                     0.37
                        12/31/2005                                4.63                  537                    14.14
                    03/05(a)-12/31/04                             5.91                  239                     6.74

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
                        6/30/2006                                 7.66              287,229                    14.78
                        12/31/2005                                4.22              237,460                    16.09
                        12/31/2004                               17.42              173,822                    17.66
                        12/31/2003                               45.88               76,130                    38.17
                    01/15(a)-12/31/02                           (19.79)              20,027                    49.44

Class B
                        6/30/2006                                 7.82                  297                    14.78
                        12/31/2005                                4.38                  248                    16.09
                    03/05(a)-12/31/04                             9.24                   85                    17.66

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
                        6/30/2006                                 3.47              290,536                    20.19
                        12/31/2005                               13.74              289,390                    26.96
                        12/31/2004                               17.93              235,047                    17.59
                        12/31/2003                               40.56              104,625                    38.02
                        12/31/2002                              (22.33)              50,522                    64.05
                    05/01(a)-12/31/01                            (7.30)              59,841                    44.80

Class B
                        6/30/2006                                 3.61                  233                    20.19
                        12/31/2005                               13.98                  204                    26.96
                    03/05(a)-12/31/04                            11.60                   24                    17.59

---------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
                        6/30/2006                              0.66 %               3.28 %               n/a %              n/a %
                        12/31/2005                             0.66                 2.08                 n/a                n/a
                        12/31/2004                             0.66                 1.83                 n/a                n/a
                        12/31/2003                             0.65                 1.59                 n/a                n/a
                    01/15 (a)-12/31/02                         0.65                 1.56                 n/a                n/a

Class B
                        6/30/2006                              0.46                 3.49                 n/a                n/a
                        12/31/2005                             0.46                 2.28                 n/a                n/a
                    03/05(a)-12/31/04                          0.46                 1.19                 n/a                n/a

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
                        6/30/2006                              0.61                 1.00                 n/a                n/a
                        12/31/2005                             0.61                 0.82                 n/a                n/a
                        12/31/2004                             0.60                 0.62                 n/a                n/a
                        12/31/2003                             0.60                 0.65                0.61               0.64
                    01/15(a)-12/31/02                          0.60                 0.60                0.61               0.59

Class B
                        6/30/2006                              0.41                 1.19                 n/a                n/a
                        12/31/2005                             0.41                 1.02                 n/a                n/a
                    03/05(a)-12/31/04                          0.40                 0.84                 n/a                n/a

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
                        6/30/2006                              0.61                 1.37                 n/a                n/a
                        12/31/2005                             0.61                 1.30                 n/a                n/a
                        12/31/2004                             0.60                 1.49                 n/a                n/a
                        12/31/2003                             0.60                 1.22                0.61               1.21
                    01/15(a)-12/31/02                          0.60                 1.15                0.61               1.14

Class B
                        6/30/2006                              0.41                 1.57                 n/a                n/a
                        12/31/2005                             0.41                 1.50                 n/a                n/a
                    03/05(a)-12/31/04                          0.40                 2.07                 n/a                n/a

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
                        6/30/2006                              0.60                 0.94                 n/a                n/a
                        12/31/2005                             0.60                 0.84                 n/a                n/a
                        12/31/2004                             0.60                 0.81                 n/a                n/a
                        12/31/2003                             0.60                 0.75                0.61               0.74
                    01/15(a)-12/31/02                          0.60                 0.96                0.62               0.94

Class B
                        6/30/2006                              0.40                 1.14                 n/a                n/a
                        12/31/2005                             0.40                 1.04                 n/a                n/a
                    03/05(a)-12/31/04                          0.40                 1.25                 n/a                n/a

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
                        6/30/2006                              1.06                 1.08                 n/a                n/a
                        12/31/2005                             1.06                 0.74                 n/a                n/a
                        12/31/2004                             1.06                 0.56                 n/a                n/a
                        12/31/2003                             1.05                 0.57                 n/a                n/a
                        12/31/2002                             1.05                 0.44                 n/a                n/a
                    05/01(a)-12/31/01                          1.05                 0.54                 n/a                n/a

Class B
                        6/30/2006                              0.86                 1.32                 n/a                n/a
                        12/31/2005                             0.86                 0.94                 n/a                n/a
                    03/05(a)-12/31/04                          0.86                 0.59                 n/a                n/a

--------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
                        6/30/2006                              $ 9.41          $ (0.01)           $ (0.32)             $ (0.33)
                        12/31/2005                               8.63            (0.02)              0.81                 0.79
                        12/31/2004                               8.28             0.01               0.34                 0.35
                        12/31/2003                               7.03            (0.03)              1.28                 1.25
                        12/31/2002                               9.41            (0.03)             (2.35)               (2.38)
                    05/01(a)-12/31/01                           10.00             0.01              (0.59)               (0.58)

Class B
                        6/30/2006                                9.43                -              (0.32)               (0.32)
                        12/31/2005                               8.64                -               0.80                 0.80
                    03/05(a)-12/31/04                            8.57             0.03               0.04                 0.07

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
                        6/30/2006                               11.70             0.20              (0.30)               (0.10)
                        12/31/2005                              11.96             0.27               0.02                 0.29
                        12/31/2004                              11.76             0.17               0.36                 0.53
                        12/31/2003                              11.60             0.13               0.42                 0.55
                        12/31/2002                              10.66             0.24               0.70                 0.94
                        12/31/2001                              10.29             0.30               0.68                 0.98

Class B
                        6/30/2006                               11.91             0.22              (0.31)               (0.09)
                        12/31/2005                              12.15             0.29               0.02                 0.31
                    03/05(a)-12/31/04                           12.02             0.08               0.22                 0.30

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
                        6/30/2006                               20.06             0.07               0.09                 0.16
                        12/31/2005                              18.59             0.07               1.56                 1.63
                        12/31/2004                              16.54             0.20               1.96                 2.16
                        12/31/2003                              13.04             0.08               3.47                 3.55
                        12/31/2002                              17.18                -              (4.14)               (4.14)
                        12/31/2001                              22.91            (0.01)             (5.72)               (5.73)

Class B
                        6/30/2006                               20.10             0.08               0.11                 0.19
                        12/31/2005                              18.59             0.11               1.56                 1.67
                    03/05(a)-12/31/04                           17.26             0.15               1.32                 1.47

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
                        6/30/2006                                9.07            (0.01)              0.17                 0.16
                        12/31/2005                               8.09            (0.03)              1.01                 0.98
                        12/31/2004                               6.82            (0.04)              1.31                 1.27
                        12/31/2003                               5.11            (0.03)              1.74                 1.71
                        12/31/2002                               7.23            (0.04)             (2.08)               (2.12)
                        12/31/2001                               9.90            (0.05)             (2.62)               (2.67)

Class B
                        6/30/2006                                9.11                -               0.17                 0.17
                        12/31/2005                               8.11            (0.01)              1.01                 1.00
                    03/05(a)-12/31/04                            7.32            (0.02)              0.81                 0.79

-------------------------------------------------------------------------------------------------------------------------------

                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
                        6/30/2006                                 $ -                  $ -              $ 9.08
                        12/31/2005                              (0.01)                   -                9.41
                        12/31/2004                                  -                    -                8.63
                        12/31/2003                                  -                    -                8.28
                        12/31/2002                                  -                    -                7.03
                    05/01(a)-12/31/01                           (0.01)                   -                9.41

Class B
                        6/30/2006                                   -                    -                9.11
                        12/31/2005                              (0.01)                   -                9.43
                    03/05(a)-12/31/04                               -                    -                8.64

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
                        6/30/2006                                   -                    -               11.60
                        12/31/2005                              (0.33)               (0.22)              11.70
                        12/31/2004                              (0.20)               (0.13)              11.96
                        12/31/2003                              (0.17)               (0.22)              11.76
                        12/31/2002                                  -                    -               11.60
                        12/31/2001                              (0.28)               (0.33)              10.66

Class B
                        6/30/2006                                   -                    -               11.82
                        12/31/2005                              (0.33)               (0.22)              11.91
                    03/05(a)-12/31/04                           (0.04)               (0.13)              12.15

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
                        6/30/2006                                   -                    -               20.22
                        12/31/2005                              (0.16)                   -               20.06
                        12/31/2004                              (0.11)                   -               18.59
                        12/31/2003                              (0.05)                   -               16.54
                        12/31/2002                                  -                    -               13.04
                        12/31/2001                                  -                    -               17.18

Class B
                        6/30/2006                                   -                    -               20.29
                        12/31/2005                              (0.16)                   -               20.10
                    03/05(a)-12/31/04                           (0.14)                   -               18.59

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
                        6/30/2006                                   -                    -                9.23
                        12/31/2005                                  -                    -                9.07
                        12/31/2004                                  -                    -                8.09
                        12/31/2003                                  -                    -                6.82
                        12/31/2002                                  -                    -                5.11
                        12/31/2001                                  -                    -                7.23

Class B
                        6/30/2006                                   -                    -                9.28
                        12/31/2005                                  -                    -                9.11
                    03/05(a)-12/31/04                               -                    -                8.11

---------------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
                        6/30/2006                                 (3.51)%           $ 27,786                   37.54%
                        12/31/2005                                 9.16               28,286                    80.29
                        12/31/2004                                 4.23               24,479                   124.90
                        12/31/2003                                17.78               32,993                    94.02
                        12/31/2002                               (25.29)              17,846                    55.58
                    05/01(a)-12/31/01                             (5.82)              13,557                    58.88

Class B
                        6/30/2006                                 (3.39)                 134                    37.54
                        12/31/2005                                 9.27                  137                    80.29
                    03/05(a)-12/31/04                              0.82                    1                   124.90

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
                        6/30/2006                                 (0.85)             649,723                    49.49
                        12/31/2005                                 2.40              571,892                   408.73
                        12/31/2004                                 4.45              390,124                   352.28
                        12/31/2003                                 4.78              317,301                   146.76
                        12/31/2002                                 8.85              211,362                   116.05
                        12/31/2001                                 9.52               54,851                   112.25

Class B
                        6/30/2006                                 (0.76)                 254                    49.49
                        12/31/2005                                 2.52                  174                   408.73
                    03/05(a)-12/31/04                              2.46                   30                   352.28

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
                        6/30/2006                                  0.80              143,177                    59.91
                        12/31/2005                                 8.75              161,881                   135.25
                        12/31/2004                                13.04              149,669                    91.21
                        12/31/2003                                27.23              164,927                    74.82
                        12/31/2002                               (24.10)             153,303                   123.47
                        12/31/2001                               (25.01)             282,049                    91.77

Class B
                        6/30/2006                                  0.95                  127                    59.91
                        12/31/2005                                 8.96                  124                   135.25
                    03/05(a)-12/31/04                              8.55                   11                    91.21

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
                        6/30/2006                                  1.76               37,886                    77.46
                        12/31/2005                                12.11               36,392                    91.99
                        12/31/2004                                18.62               33,829                   111.57
                        12/31/2003                                33.46               28,909                   116.81
                        12/31/2002                               (29.32)              18,647                   116.70
                        12/31/2001                               (26.97)              29,541                   211.61

Class B
                        6/30/2006                                  1.87                  139                    77.46
                        12/31/2005                                12.33                  131                    91.99
                    03/05(a)-12/31/04                             10.79                    1                   111.57

----------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
                        6/30/2006                            0.96 %              (0.10)%               n/a %              n/a %
                        12/31/2005                           0.98                (0.30)                n/a %              n/a %
                        12/31/2004                           1.01                 0.12                 n/a                n/a
                        12/31/2003                           1.00                (0.49)                n/a                n/a
                        12/31/2002                           1.00                (0.49)                n/a                n/a
                    05/01(a)-12/31/01                        1.00                 0.17                 n/a                n/a

Class B
                        6/30/2006                            0.76                    -                 n/a                n/a
                        12/31/2005                           0.77                (0.09)                n/a                n/a
                    03/05(a)-12/31/04                        0.82                 0.61                 n/a                n/a

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
                        6/30/2006                            0.81                 6.24                 n/a                n/a
                        12/31/2005                           0.81                 3.15                 n/a                n/a
                        12/31/2004                           0.81                 1.72                 n/a                n/a
                        12/31/2003                           0.80                 2.02                 n/a                n/a
                        12/31/2002                           0.80                 3.23                 n/a                n/a
                        12/31/2001                           0.80                 4.35                 n/a                n/a

Class B
                        6/30/2006                            0.61                 6.55                 n/a                n/a
                        12/31/2005                           0.60                 3.36                 n/a                n/a
                    03/05(a)-12/31/04                        0.61                 3.09                 n/a                n/a

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
                        6/30/2006                            0.98                 0.80                 n/a                n/a
                        12/31/2005                           0.98                 0.37                 n/a                n/a
                        12/31/2004                           0.99                 0.95                1.06               0.88
                        12/31/2003                           1.00                 0.45                1.07               0.38
                        12/31/2002                           0.99                 0.23                1.05               0.17
                        12/31/2001                           0.96                (0.07)               0.99              (0.10)

Class B
                        6/30/2006                            0.78                 1.11                 n/a                n/a
                        12/31/2005                           0.78                 0.57                 n/a                n/a
                    03/05(a)-12/31/04                        0.78                 2.15                0.85               2.08

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
                        6/30/2006                            1.06                (0.42)                n/a                n/a
                        12/31/2005                           1.06                (0.38)                n/a                n/a
                        12/31/2004                           1.06                (0.62)               1.14              (0.70)
                        12/31/2003                           1.05                (0.52)               1.11              (0.58)
                        12/31/2002                           1.05                (0.62)               1.10              (0.67)
                        12/31/2001                           1.05                (0.46)               1.09              (0.50)

Class B
                        6/30/2006                            0.86                (0.12)                n/a                n/a
                        12/31/2005                           0.85                (0.17)                n/a                n/a
                    03/05(a)-12/31/04                        0.78                (0.34)               0.87              (0.43)

------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------

(a) Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.

(d) The Portfolio Turnover excludes dollar roll transactions.

(e) The Portfolio  Turnover  including  dollar roll  transactions  for JNL/PIMCO
Total Return Bond Fund is 156.26%.

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
                        6/30/2006                     $ 18.09           $ 0.09             $ 0.18               $ 0.27
                        12/31/2005                      17.42             0.24               0.61                 0.85
                        12/31/2004                      16.09             0.24               1.33                 1.57
                        12/31/2003                      13.06             0.16               3.04                 3.20
                        12/31/2002                      16.50             0.16              (3.44)               (3.28)
                        12/31/2001                      17.78             0.15              (1.27)               (1.12)

Class B
                        6/30/2006                       18.20             0.11               0.18                 0.29
                        12/31/2005                      17.48             0.28               0.62                 0.90
                    03/05(a)-12/31/04                   16.82             0.21               0.66                 0.87

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
                        6/30/2006                       12.80             0.01               0.47                 0.48
                        12/31/2005                      11.89             0.25               0.76                 1.01
                        12/31/2004                      10.57             0.02               1.31                 1.33
                        12/31/2003                       8.44             0.06               2.20                 2.26
                        12/31/2002                      10.45             0.06              (1.97)               (1.91)
                        12/31/2001                      12.86             0.02              (1.38)               (1.36)

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
                        6/30/2006                       10.70             0.02               0.13                 0.15
                        12/31/2005                      10.35             0.26               0.13                 0.39
                    10/04(a)-12/31/04                   10.00             0.14               0.21                 0.35

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
                        6/30/2006                       12.56            (0.01)              0.42                 0.41
                        12/31/2005                      12.23             0.30               0.61                 0.91
                        12/31/2004                      11.07             0.07               1.19                 1.26
                        12/31/2003                       9.25             0.08               1.93                 2.01
                        12/31/2002                      10.70             0.08              (1.41)               (1.33)
                        12/31/2001                      12.37             0.01              (0.92)               (0.91)

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
                        6/30/2006                       11.04             0.01               0.26                 0.27
                        12/31/2005                      10.54             0.24               0.29                 0.53
                    10/04(a)-12/31/04                   10.00             0.11               0.43                 0.54

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
                        6/30/2006                       12.13                -               0.33                 0.33
                        12/31/2005                      11.67             0.34               0.41                 0.75
                        12/31/2004                      10.91             0.12               0.92                 1.04
                        12/31/2003                       9.48             0.10               1.58                 1.68
                        12/31/2002                      10.54             0.10              (0.99)               (0.89)
                        12/31/2001                      11.83             0.08              (0.65)               (0.57)

------------------------------------------------------------------------------------------------------------------------

                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
                        6/30/2006                                $ -                  $ -             $ 18.36
                        12/31/2005                             (0.18)                   -               18.09
                        12/31/2004                             (0.24)                   -               17.42
                        12/31/2003                             (0.17)                   -               16.09
                        12/31/2002                             (0.16)                   -               13.06
                        12/31/2001                             (0.16)                   -               16.50

Class B
                        6/30/2006                                  -                    -               18.49
                        12/31/2005                             (0.18)                   -               18.20
                    03/05(a)-12/31/04                          (0.21)                   -               17.48

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
                        6/30/2006                                  -                    -               13.28
                        12/31/2005                             (0.10)                   -               12.80
                        12/31/2004                             (0.01)                   -               11.89
                        12/31/2003                             (0.13)                   -               10.57
                        12/31/2002                             (0.10)                   -                8.44
                        12/31/2001                             (0.35)               (0.70)              10.45

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
                        6/30/2006                                  -                    -               10.85
                        12/31/2005                             (0.03)               (0.01)              10.70
                    10/04(a)-12/31/04                              -                    -               10.35

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
                        6/30/2006                                  -                    -               12.97
                        12/31/2005                             (0.13)               (0.45)              12.56
                        12/31/2004                             (0.06)               (0.04)              12.23
                        12/31/2003                             (0.19)                   -               11.07
                        12/31/2002                             (0.12)                   -                9.25
                        12/31/2001                             (0.32)               (0.44)              10.70

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
                        6/30/2006                                  -                    -               11.31
                        12/31/2005                             (0.02)               (0.01)              11.04
                    10/04(a)-12/31/04                              -                    -               10.54

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
                        6/30/2006                                  -                    -               12.46
                        12/31/2005                             (0.20)               (0.09)              12.13
                        12/31/2004                             (0.11)               (0.17)              11.67
                        12/31/2003                             (0.25)                   -               10.91
                        12/31/2002                             (0.17)                   -                9.48
                        12/31/2001                             (0.34)               (0.38)              10.54

--------------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
                        6/30/2006                                      1.49 %          $ 168,019                    56.00%
                        12/31/2005                                     4.91              181,363                    79.01
                        12/31/2004                                     9.76              215,615                    46.27
                        12/31/2003                                    24.55              309,732                    67.86
                        12/31/2002                                   (19.87)             256,100                    62.19
                        12/31/2001                                    (6.32)             347,246                    82.54

Class B
                        6/30/2006                                      1.59                  113                    56.00
                        12/31/2005                                     5.18                  107                    79.01
                    03/05(a)-12/31/04                                  5.17                    1                    46.27

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
                        6/30/2006                                      3.75              633,315                    28.02
                        12/31/2005                                     8.48              657,320                    35.06
                        12/31/2004                                    12.61              670,711                    62.01
                        12/31/2003                                    26.80              164,016                     3.87
                        12/31/2002                                   (18.26)              97,110                    37.53
                        12/31/2001                                   (10.58)             107,519                    67.65

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
                        6/30/2006                                      1.40              103,426                    41.10
                        12/31/2005                                     3.73               80,642                    16.33
                    10/04(a)-12/31/04                                  3.50               13,909                    13.03

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
                        6/30/2006                                      3.26            1,095,154                    32.35
                        12/31/2005                                     7.44            1,059,806                    32.50
                        12/31/2004                                    11.41            1,001,562                    46.80
                        12/31/2003                                    21.73              609,887                     3.33
                        12/31/2002                                   (12.40)             331,543                    32.67
                        12/31/2001                                    (7.34)             298,741                    59.64

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
                        6/30/2006                                      2.45              242,394                    32.95
                        12/31/2005                                     4.99              157,719                    11.24
                    10/04(a)-12/31/04                                  5.40               19,873                     0.39

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
                        6/30/2006                                      2.72              967,576                    29.23
                        12/31/2005                                     6.41              861,543                    21.32
                        12/31/2004                                     9.58              619,106                    38.10
                        12/31/2003                                    17.75              402,322                     2.24
                        12/31/2002                                    (8.48)             227,833                    31.43
                        12/31/2001                                    (4.78)             187,495                    49.46

--------------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
                        6/30/2006                                0.97 %               1.35 %               n/a %              n/a %
                        12/31/2005                               0.97                 0.97                 n/a                n/a
                        12/31/2004                               0.97                 1.24                1.01               1.20
                        12/31/2003                               0.98                 1.16                1.03               1.11
                        12/31/2002                               0.98                 1.06                1.01               1.03
                        12/31/2001                               0.96                 0.89                0.99               0.86

Class B
                        6/30/2006                                0.77                 1.67                 n/a                n/a
                        12/31/2005                               0.76                 1.18                 n/a                n/a
                    03/05(a)-12/31/04                            0.75                 1.58                0.79               1.54

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
                        6/30/2006                                0.17 (e)             0.13                 n/a                n/a
                        12/31/2005                               0.18                 0.22                 n/a                n/a
                        12/31/2004                               0.18                 0.41                 n/a                n/a
                        12/31/2003                               0.20                 0.97                 n/a                n/a
                        12/31/2002                               0.20                 0.77                 n/a                n/a
                        12/31/2001                               0.20                 1.16                 n/a                n/a

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
                        6/30/2006                                0.19 (e)             0.35                 n/a                n/a
                        12/31/2005                               0.19                 3.54                 n/a                n/a
                    10/04(a)-12/31/04                            0.18                12.94                 n/a                n/a

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
                        6/30/2006                                0.16 (e)            (0.09)                n/a                n/a
                        12/31/2005                               0.16                 0.62                 n/a                n/a
                        12/31/2004                               0.17                 0.67                 n/a                n/a
                        12/31/2003                               0.20                 1.40                 n/a                n/a
                        12/31/2002                               0.20                 1.26                 n/a                n/a
                        12/31/2001                               0.20                 1.66                 n/a                n/a

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
                        6/30/2006                                0.19 (e)             0.21                 n/a                n/a
                        12/31/2005                               0.18                 3.13                 n/a                n/a
                    10/04(a)-12/31/04                            0.18                11.25                 n/a                n/a

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
                        6/30/2006                                0.16 (e)             0.01                 n/a                n/a
                        12/31/2005                               0.17                 1.39                 n/a                n/a
                        12/31/2004                               0.18                 1.20                 n/a                n/a
                        12/31/2003                               0.20                 1.79                 n/a                n/a
                        12/31/2002                               0.20                 1.75                 n/a                n/a
                        12/31/2001                               0.20                 2.42                 n/a                n/a

----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------

(a) Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.

(d) The Portfolio Turnover excludes dollar roll transactions.

(e) The ratio of expenses to average net assets does not include the impact of the underlying Funds' expenses.

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2015 FUND

Class A
                   01/17(a)- 06/30/2006                 $ 10.00              $ -             $ 0.03               $ 0.03

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2020 FUND

Class A
                   01/17(a)- 06/30/2006                   10.00                -               0.09                 0.09

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2025 FUND

Class A
                   01/17(a)- 06/30/2006                   10.00            (0.01)              0.12                 0.11

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT INCOME FUND

Class A
                   01/17(a)- 06/30/2006                   10.00                -              (0.01)               (0.01)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
                        6/30/2006                         15.75             0.22               0.27                 0.49
                        12/31/2005                        17.12             0.34               0.58                 0.92
                        12/31/2004                        15.55             0.36               1.33                 1.69
                        12/31/2003                        13.14             0.32               2.51                 2.83
                        12/31/2002                        14.00             0.42              (0.69)               (0.27)
                        12/31/2001                        13.13             0.41               0.98                 1.39

Class B
                        6/30/2006                         15.64             0.24               0.27                 0.51
                        12/31/2005                        16.98             0.37               0.58                 0.95
                    03/05(a)-12/31/04                     16.19             0.17               0.89                 1.06

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
                        6/30/2006                         19.68             0.07               0.87                 0.94
                        12/31/2005                        19.41             0.08               0.29                 0.37
                        12/31/2004                        17.43             0.10               1.88                 1.98
                        12/31/2003                        14.06             0.13               3.24                 3.37
                        12/31/2002                        19.48             0.10              (5.38)               (5.28)
                        12/31/2001                        25.97             0.08              (6.19)               (6.11)

Class B
                        6/30/2006                         19.76             0.08               0.88                 0.96
                        12/31/2005                        19.45             0.12               0.29                 0.41
                    03/05(a)-12/31/04                     18.37             0.11               0.97                 1.08

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
                        6/30/2006                         20.63                -              (0.55)               (0.55)
                        12/31/2005                        19.71            (0.05)              0.97                 0.92
                        12/31/2004                        17.65            (0.02)              2.08                 2.06
                        12/31/2003                        13.03            (0.04)              4.66                 4.62
                        12/31/2002                        18.55            (0.04)             (5.48)               (5.52)
                        12/31/2001                        26.65                -              (8.04)               (8.04)

Class B
                        6/30/2006                         20.71             0.02              (0.55)               (0.53)
                        12/31/2005                        19.75            (0.01)              0.97                 0.96
                    03/05(a)-12/31/04                     18.67             0.04               1.04                 1.08

-------------------------------------------------------------------------------------------------------------------------

                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2015 FUND

Class A
                   01/17(a)- 06/30/2006                       $ -                  $ -             $ 10.03

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2020 FUND

Class A
                   01/17(a)- 06/30/2006                         -                    -               10.09

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2025 FUND

Class A
                   01/17(a)- 06/30/2006                         -                    -               10.11

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT INCOME FUND

Class A
                   01/17(a)- 06/30/2006                         -                    -                9.99

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
                        6/30/2006                               -                    -               16.24
                        12/31/2005                          (0.38)               (1.91)              15.75
                        12/31/2004                          (0.02)               (0.10)              17.12
                        12/31/2003                          (0.30)               (0.12)              15.55
                        12/31/2002                          (0.42)               (0.17)              13.14
                        12/31/2001                          (0.44)               (0.08)              14.00

Class B
                        6/30/2006                               -                    -               16.15
                        12/31/2005                          (0.38)               (1.91)              15.64
                    03/05(a)-12/31/04                       (0.17)               (0.10)              16.98

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
                        6/30/2006                               -                    -               20.62
                        12/31/2005                          (0.10)                   -               19.68
                        12/31/2004                              -                    -               19.41
                        12/31/2003                              -                    -               17.43
                        12/31/2002                          (0.14)                   -               14.06
                        12/31/2001                          (0.35)               (0.03)              19.48

Class B
                        6/30/2006                               -                    -               20.72
                        12/31/2005                          (0.10)                   -               19.76
                    03/05(a)-12/31/04                           -                    -               19.45

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
                        6/30/2006                               -                    -               20.08
                        12/31/2005                              -                    -               20.63
                        12/31/2004                              -                    -               19.71
                        12/31/2003                              -                    -               17.65
                        12/31/2002                              -                    -               13.03
                        12/31/2001                          (0.01)               (0.05)              18.55

Class B
                        6/30/2006                               -                    -               20.18
                        12/31/2005                              -                    -               20.71
                    03/05(a)-12/31/04                           -                    -               19.75

-----------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2015 FUND

Class A
                   01/17(a)- 06/30/2006                              0.30 %             $ 1,510                    58.03%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2020 FUND

Class A
                   01/17(a)- 06/30/2006                               0.90                  603                    36.01

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2025 FUND

Class A
                   01/17(a)- 06/30/2006                               1.10                  258                    48.33

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT INCOME FUND

Class A
                   01/17(a)- 06/30/2006                              (0.10)               3,010                    48.52

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
                        6/30/2006                                     3.11              392,576                    27.32
                        12/31/2005                                    5.30              396,350                    42.18
                        12/31/2004                                   10.88              381,316                   120.61
                        12/31/2003                                   21.57              303,892                    54.21
                        12/31/2002                                   (1.93)             217,013                    68.30
                        12/31/2001                                   10.57              212,196                    42.38

Class B
                        6/30/2006                                     3.26                  227                    27.32
                        12/31/2005                                    5.52                  198                    42.18
                    03/05(a)-12/31/04                                 6.54                   22                   120.61

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
                        6/30/2006                                     4.78              160,631                    64.38
                        12/31/2005                                    1.91              188,593                   264.25
                        12/31/2004                                   11.36              217,952                   296.09
                        12/31/2003                                   23.97              197,288                   120.39
                        12/31/2002                                  (27.12)             206,070                    65.19
                        12/31/2001                                  (23.50)             389,796                    93.37

Class B
                        6/30/2006                                     4.86                  133                    64.38
                        12/31/2005                                    2.12                  122                   264.25
                    03/05(a)-12/31/04                                 5.88                    1                   296.09

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
                        6/30/2006                                    (2.67)             189,687                    52.51
                        12/31/2005                                    4.67              216,007                    77.29
                        12/31/2004                                   11.67              295,491                   154.46
                        12/31/2003                                   35.46              257,852                    78.47
                        12/31/2002                                  (29.76)             215,884                   117.19
                        12/31/2001                                  (30.18)             436,946                   100.02

Class B
                        6/30/2006                                    (2.56)                 138                    52.51
                        12/31/2005                                    4.86                  140                    77.29
                    03/05(a)-12/31/04                                 5.78                    2                   154.46

-------------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2015 FUND

Class A
                   01/17(a)- 06/30/2006                  0.17 % (f)          (0.17)%              n/a %              n/a %

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2020 FUND

Class A
                   01/17(a)- 06/30/2006                  0.17 (f)            (0.17)                n/a                n/a

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2025 FUND

Class A
                   01/17(a)- 06/30/2006                  0.17 (f)            (0.17)                n/a                n/a

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT INCOME FUND

Class A
                   01/17(a)- 06/30/2006                  0.18 (f)             0.02                 n/a                n/a

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
                        6/30/2006                        0.79                 2.61                 n/a                n/a
                        12/31/2005                       0.79                 2.22                 n/a                n/a
                        12/31/2004                       0.80                 2.42                 n/a                n/a
                        12/31/2003                       0.80                 2.49                0.81               2.48
                        12/31/2002                       0.81                 2.98                0.81               2.98
                        12/31/2001                       0.81                 3.28                 n/a                n/a

Class B
                        6/30/2006                        0.59                 2.80                 n/a                n/a
                        12/31/2005                       0.59                 2.42                 n/a                n/a
                    03/05(a)-12/31/04                    0.60                 2.68                 n/a                n/a

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
                        6/30/2006                        1.10                 0.49                 n/a                n/a
                        12/31/2005                       1.10                 0.30                 n/a                n/a
                        12/31/2004                       1.11                 0.58                1.21               0.48
                        12/31/2003                       1.13                 0.70                1.18               0.65
                        12/31/2002                       1.07                 0.45                1.10               0.42
                        12/31/2001                       1.05                 0.42                1.06               0.41

Class B
                        6/30/2006                        0.90                 0.74                 n/a                n/a
                        12/31/2005                       0.89                 0.51                 n/a                n/a
                    03/05(a)-12/31/04                    0.84                 1.02                0.94               0.92

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
                        6/30/2006                        0.99                 0.03                 n/a                n/a
                        12/31/2005                       0.99                (0.18)                n/a                n/a
                        12/31/2004                       1.00                (0.09)               1.02              (0.11)
                        12/31/2003                       1.04                (0.28)               1.08              (0.32)
                        12/31/2002                       1.02                (0.18)               1.10              (0.26)
                        12/31/2001                       0.99                 0.05                1.02               0.02

Class B
                        6/30/2006                        0.79                 0.23                 n/a                n/a
                        12/31/2005                       0.79                 0.02                 n/a                n/a
                    03/05(a)-12/31/04                    0.76                 0.40                0.77               0.39

--------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------


(a) Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.

(d) The Portfolio Turnover excludes dollar roll transactions.

(e) The Portfolio  Turnover  including  dollar roll  transactions for JNL/Select
Balanced Fund is 142.02%.

(f) The ratio of expenses to average net assets does not include the impact of the underlying Funds' expenses.

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
                        6/30/2006                          $ 1.00           $ 0.02                $ -               $ 0.02
                        12/31/2005                           1.00             0.02                  -                 0.02
                        12/31/2004                           1.00             0.01                  -                 0.01
                        12/31/2003                           1.00             0.01                  -                 0.01
                        12/31/2002                           1.00             0.01                  -                 0.01
                        12/31/2001                           1.00             0.03                  -                 0.03

Class B
                        6/30/2006                            1.00             0.02              (0.02)                   -
                        12/31/2005                           1.00             0.02                  -                 0.02
                    03/05(a)-12/31/04                        1.00             0.01                  -                 0.01

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
                        6/30/2006                           16.90             0.08               1.15                 1.23
                        12/31/2005                          16.71             0.17               1.20                 1.37
                        12/31/2004                          14.70             0.12               2.05                 2.17
                        12/31/2003                          10.97             0.11               3.71                 3.82
                    09/30(a)-12/31/02                       10.00             0.06               0.91                 0.97

Class B
                        6/30/2006                           16.91             0.09               1.15                 1.24
                        12/31/2005                          16.68             0.21               1.20                 1.41
                    03/05(a)-12/31/04                       15.47             0.11               1.31                 1.42

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
                        6/30/2006                           19.44             0.07               0.06                 0.13
                        12/31/2005                          18.36             0.04               1.08                 1.12
                        12/31/2004                          16.77             0.08               1.58                 1.66
                        12/31/2003                          12.85             0.02               3.90                 3.92
                        12/31/2002                          16.78             0.01              (3.92)               (3.91)
                        12/31/2001                          18.74             0.02              (1.94)               (1.92)

Class B
                        6/30/2006                           19.50             0.09               0.06                 0.15
                        12/31/2005                          18.38             0.06               1.10                 1.16
                    03/05(a)-12/31/04                       17.44             0.08               0.93                 1.01

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
                        6/30/2006                           29.64             0.08               0.26                 0.34
                        12/31/2005                          27.87            (0.07)              4.01                 3.94
                        12/31/2004                          24.89            (0.13)              4.61                 4.48
                        12/31/2003                          18.05            (0.12)              7.08                 6.96
                        12/31/2002                          23.12            (0.15)             (4.92)               (5.07)
                        12/31/2001                          23.47            (0.13)             (0.22)               (0.35)

Class B
                        6/30/2006                           29.76             0.11               0.26                 0.37
                        12/31/2005                          27.92             0.01               4.00                 4.01
                    03/05(a)-12/31/04                       26.20            (0.03)              3.25                 3.22

---------------------------------------------------------------------------------------------------------------------------

                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
                        6/30/2006                          $ (0.02)                 $ -              $ 1.00
                        12/31/2005                           (0.02)                   -                1.00
                        12/31/2004                           (0.01)                   -                1.00
                        12/31/2003                           (0.01)                   -                1.00
                        12/31/2002                           (0.01)                   -                1.00
                        12/31/2001                           (0.03)                   -                1.00

Class B
                        6/30/2006                                -                    -                1.00
                        12/31/2005                           (0.02)                   -                1.00
                    03/05(a)-12/31/04                        (0.01)                   -                1.00

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
                        6/30/2006                                -                    -               18.13
                        12/31/2005                           (0.20)               (0.98)              16.90
                        12/31/2004                           (0.06)               (0.10)              16.71
                        12/31/2003                           (0.03)               (0.06)              14.70
                    09/30(a)-12/31/02                            -                    -               10.97

Class B
                        6/30/2006                                -                    -               18.15
                        12/31/2005                           (0.20)               (0.98)              16.91
                    03/05(a)-12/31/04                        (0.11)               (0.10)              16.68

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
                        6/30/2006                                -                    -               19.57
                        12/31/2005                           (0.04)                   -               19.44
                        12/31/2004                           (0.07)                   -               18.36
                        12/31/2003                               -                    -               16.77
                        12/31/2002                           (0.02)                   -               12.85
                        12/31/2001                               -                (0.04)              16.78

Class B
                        6/30/2006                                -                    -               19.65
                        12/31/2005                           (0.04)                   -               19.50
                    03/05(a)-12/31/04                        (0.07)                   -               18.38

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
                        6/30/2006                                -                    -               29.98
                        12/31/2005                               -                (2.17)              29.64
                        12/31/2004                               -                (1.50)              27.87
                        12/31/2003                               -                (0.12)              24.89
                        12/31/2002                               -                    -               18.05
                        12/31/2001                               -                    -               23.12

Class B
                        6/30/2006                                -                    -               30.13
                        12/31/2005                               -                (2.17)              29.76
                    03/05(a)-12/31/04                            -                (1.50)              27.92

------------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
                        6/30/2006                                2.05 %          $ 258,378                      n/a
                        12/31/2005                               2.71              258,452                      n/a
                        12/31/2004                               0.78              237,815                      n/a
                        12/31/2003                               0.46              184,440                      n/a
                        12/31/2002                               1.07              214,520                      n/a
                        12/31/2001                               3.45              242,518                      n/a

Class B
                        6/30/2006                                2.15                  727                      n/a
                        12/31/2005                               2.91                  469                      n/a
                    03/05(a)-12/31/04                            0.91                   38                      n/a

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
                        6/30/2006                                7.28              375,943                    13.64
                        12/31/2005                               8.15              277,461                    29.04
                        12/31/2004                              14.77              154,283                   136.31
                        12/31/2003                              34.80               54,532                    16.19
                    09/30(a)-12/31/02                            9.70               18,004                     8.64

Class B
                        6/30/2006                                7.33                  185                    13.64
                        12/31/2005                               8.41                  158                    29.04
                    03/05(a)-12/31/04                            9.22                   27                   136.31

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
                        6/30/2006                                0.67              686,167                    23.68
                        12/31/2005                               6.09              732,553                    41.03
                        12/31/2004                               9.89              606,885                    36.69
                        12/31/2003                              30.54              474,046                    36.37
                        12/31/2002                             (23.33)             316,367                    46.16
                        12/31/2001                             (10.23)             474,105                    63.38

Class B
                        6/30/2006                                0.77                  223                    23.68
                        12/31/2005                               6.30                  193                    41.03
                    03/05(a)-12/31/04                            5.81                   24                    36.69

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
                        6/30/2006                                1.15              630,251                    19.62
                        12/31/2005                              14.10              623,382                    29.77
                        12/31/2004                              18.03              541,739                    34.02
                        12/31/2003                              38.60              379,541                    42.89
                        12/31/2002                             (21.93)             248,327                    42.22
                        12/31/2001                              (1.49)             366,028                    44.26

Class B
                        6/30/2006                                1.24                  301                    19.62
                        12/31/2005                              14.32                  276                    29.77
                    03/05(a)-12/31/04                           12.32                   33                    34.02

--------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
                        6/30/2006                                0.58 %               4.14 %               n/a %              n/a %
                        12/31/2005                               0.60                 2.66                 n/a                n/a
                        12/31/2004                               0.61                 0.81                 n/a                n/a
                        12/31/2003                               0.69                 0.47                 n/a                n/a
                        12/31/2002                               0.69                 1.07                 n/a                n/a
                        12/31/2001                               0.69                 3.28                 n/a                n/a

Class B
                        6/30/2006                                0.39                 4.38                 n/a                n/a
                        12/31/2005                               0.40                 2.88                 n/a                n/a
                    03/05(a)-12/31/04                            0.40                 1.57                 n/a                n/a

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
                        6/30/2006                                0.85                 1.31                 n/a                n/a
                        12/31/2005                               0.86                 1.41                 n/a                n/a
                        12/31/2004                               0.86                 1.50                 n/a                n/a
                        12/31/2003                               0.85                 1.81                0.88               1.78
                    09/30(a)-12/31/02                            0.85                 2.24                0.98               2.11

Class B
                        6/30/2006                                0.65                 1.51                 n/a                n/a
                        12/31/2005                               0.65                 1.62                 n/a                n/a
                    03/05(a)-12/31/04                            0.66                 1.73                 n/a                n/a

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
                        6/30/2006                                0.90                 0.69                 n/a                n/a
                        12/31/2005                               0.91                 0.24                 n/a                n/a
                        12/31/2004                               0.92                 0.51                0.93               0.50
                        12/31/2003                               0.92                 0.14                0.95               0.11
                        12/31/2002                               0.92                 0.06                0.94               0.04
                        12/31/2001                               0.92                 0.12                0.92               0.12

Class B
                        6/30/2006                                0.70                 0.88                 n/a                n/a
                        12/31/2005                               0.70                 0.45                 n/a                n/a
                    03/05(a)-12/31/04                            0.73                 1.21                0.74               1.20

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
                        6/30/2006                                1.02                 0.53                 n/a                n/a
                        12/31/2005                               1.02                (0.32)                n/a                n/a
                        12/31/2004                               1.02                (0.55)               1.04              (0.57)
                        12/31/2003                               1.03                (0.60)               1.04              (0.61)
                        12/31/2002                               1.03                (0.67)               1.04              (0.68)
                        12/31/2001                               1.02                (0.56)               1.03              (0.57)

Class B
                        6/30/2006                                0.82                 0.71                 n/a                n/a
                        12/31/2005                               0.82                (0.12)                n/a                n/a
                    03/05(a)-12/31/04                            0.81                (0.24)               0.82              (0.25)

----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------

(a) Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.

(d) The Portfolio Turnover excludes dollar roll transactions.

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
                        6/30/2006                        $ 13.93           $ 0.14             $ 0.63               $ 0.77
                        12/31/2005                         13.64             0.13               0.70                 0.83
                        12/31/2004                         11.92             0.12               1.68                 1.80
                        12/31/2003                          9.22             0.06               2.70                 2.76
                        12/31/2002                         11.11             0.09              (1.96)               (1.87)
                        12/31/2001                         11.14             0.08               0.01                 0.09

Class B
                         6/3/2006                          14.03             0.14               0.64                 0.78
                        12/31/2005                         13.69             0.17               0.71                 0.88
                    03/05(a)-12/31/04                      12.50             0.05               1.18                 1.23

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN HIGH YIELD BOND FUND

Class A
                        6/30/2006                           7.95             0.31              (0.11)                0.20
                        12/31/2005                          8.51             0.62              (0.48)                0.14
                        12/31/2004                          8.03             0.17               0.49                 0.66
                        12/31/2003                          6.98             0.75               1.05                 1.80
                        12/31/2002                          7.42             0.87              (0.44)                0.43
                        12/31/2001                          7.67             0.65              (0.24)                0.41

Class B
                        6/30/2006                           8.12             0.32              (0.11)                0.21
                        12/31/2005                          8.66             0.64              (0.48)                0.16
                    03/05(a)-12/31/04                       8.15             0.14               0.41                 0.55

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN STRATEGIC BOND FUND

Class A
                        6/30/2006                          11.08             0.25              (0.33)               (0.08)
                        12/31/2005                         11.47             0.44              (0.14)                0.30
                        12/31/2004                         11.40             0.56               0.23                 0.79
                        12/31/2003                         10.63             0.49               0.95                 1.44
                        12/31/2002                         10.41             0.65               0.22                 0.87
                        12/31/2001                         10.37             0.68               0.01                 0.69

Class B
                        6/30/2006                          11.49             0.27              (0.34)               (0.07)
                        12/31/2005                         11.84             0.48              (0.14)                0.34
                    03/05(a)-12/31/04                      11.60             0.20               0.41                 0.61

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
                        6/30/2006                          11.07             0.21              (0.39)               (0.18)
                        12/31/2005                         11.31             0.41              (0.14)                0.27
                        12/31/2004                         11.47             0.54              (0.10)                0.44
                        12/31/2003                         11.89             0.45              (0.31)                0.14
                        12/31/2002                         11.17             0.42               0.86                 1.28
                        12/31/2001                         10.96             0.50               0.25                 0.75

Class B
                        6/30/2006                          11.50             0.23              (0.42)               (0.19)
                        12/31/2005                         11.71             0.44              (0.14)                0.30
                    03/05(a)-12/31/04                      11.75             0.16               0.02                 0.18

---------------------------------------------------------------------------------------------------------------------------

                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
                        6/30/2006                              $ -                  $ -             $ 14.70
                        12/31/2005                           (0.11)               (0.43)              13.93
                        12/31/2004                           (0.08)                   -               13.64
                        12/31/2003                           (0.06)                   -               11.92
                        12/31/2002                               -                (0.02)               9.22
                        12/31/2001                           (0.08)               (0.04)              11.11

Class B
                         6/3/2006                                -                    -               14.81
                        12/31/2005                           (0.11)               (0.43)              14.03
                    03/05(a)-12/31/04                        (0.04)                   -               13.69

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
JNL/WESTERN HIGH YIELD BOND FUND

Class A
                        6/30/2006                                -                    -                8.15
                        12/31/2005                           (0.62)               (0.08)               7.95
                        12/31/2004                           (0.18)                   -                8.51
                        12/31/2003                           (0.75)                   -                8.03
                        12/31/2002                           (0.87)                   -                6.98
                        12/31/2001                           (0.66)                   -                7.42

Class B
                        6/30/2006                                -                    -                8.33
                        12/31/2005                           (0.62)               (0.08)               8.12
                    03/05(a)-12/31/04                        (0.04)                   -                8.66

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
JNL/WESTERN STRATEGIC BOND FUND

Class A
                        6/30/2006                                -                    -               11.00
                        12/31/2005                           (0.48)               (0.21)              11.08
                        12/31/2004                           (0.53)               (0.19)              11.47
                        12/31/2003                           (0.52)               (0.15)              11.40
                        12/31/2002                           (0.65)                   -               10.63
                        12/31/2001                           (0.65)                   -               10.41

Class B
                        6/30/2006                                -                    -               11.42
                        12/31/2005                           (0.48)               (0.21)              11.49
                    03/05(a)-12/31/04                        (0.18)               (0.19)              11.84

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
                        6/30/2006                                -                    -               10.89
                        12/31/2005                           (0.41)               (0.10)              11.07
                        12/31/2004                           (0.53)               (0.07)              11.31
                        12/31/2003                           (0.42)               (0.14)              11.47
                        12/31/2002                           (0.42)               (0.14)              11.89
                        12/31/2001                           (0.49)               (0.05)              11.17

Class B
                        6/30/2006                                -                    -               11.31
                        12/31/2005                           (0.41)               (0.10)              11.50
                    03/05(a)-12/31/04                        (0.15)               (0.07)              11.71

------------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
                        6/30/2006                                    5.53 %            $ 577,517                   18.05%
                        12/31/2005                                     6.07              544,901                    28.86
                        12/31/2004                                    15.12              485,126                    42.10
                        12/31/2003                                    29.97              404,470                    28.06
                        12/31/2002                                   (16.84)             220,106                    38.21
                        12/31/2001                                     0.78              216,408                    42.29

Class B
                         6/3/2006                                      5.56                  298                    18.05
                        12/31/2005                                     6.42                  281                    28.86
                    03/05(a)-12/31/04                                  9.87                   34                    42.10

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN HIGH YIELD BOND FUND

Class A
                        6/30/2006                                      2.52              291,728                    37.98
                        12/31/2005                                     1.69              276,421                    32.61
                        12/31/2004                                     8.22              284,949                   149.00
                        12/31/2003                                    25.79               19,464                    71.74
                        12/31/2002                                     5.76               17,079                    77.04
                        12/31/2001                                     5.33               20,220                    48.73

Class B
                        6/30/2006                                      2.59                  172                    37.98
                        12/31/2005                                     1.89                  214                    32.61
                    03/05(a)-12/31/04                                  6.84                   13                   149.00

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN STRATEGIC BOND FUND

Class A
                        6/30/2006                                     (0.72)             390,059                    76.91    (f)
                        12/31/2005                                     2.62              338,943                    96.70    (f)
                        12/31/2004                                     6.91              236,706                    74.16    (f)
                        12/31/2003                                    13.53              197,923                    61.03
                        12/31/2002                                     8.38              125,881                    83.34
                        12/31/2001                                     6.71              123,310                    86.36

Class B
                        6/30/2006                                     (0.61)                 195                    76.91    (f)
                        12/31/2005                                     2.87                  171                    96.70    (f)
                    03/05(a)-12/31/04                                  5.20                    8                    74.16    (f)

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
                        6/30/2006                                     (1.63)             221,937                    29.80    (f)
                        12/31/2005                                     2.45              214,590                    39.01    (f)
                        12/31/2004                                     3.85              197,863                    64.93    (f)
                        12/31/2003                                     1.18              257,274                    43.56
                        12/31/2002                                    11.47              304,265                    35.72
                        12/31/2001                                     6.92              226,275                    69.10

Class B
                        6/30/2006                                     (1.65)                 141                    29.80    (f)
                        12/31/2005                                     2.53                  121                    39.01    (f)
                    03/05(a)-12/31/04                                  1.54                   13                    64.93    (f)

---------------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
                        6/30/2006                               0.96 %               1.94 %               n/a %              n/a %
                        12/31/2005                              0.97                 1.08                 n/a                n/a
                        12/31/2004                              0.99                 1.01                1.01               0.99
                        12/31/2003                              1.00                 1.05                1.02               1.03
                        12/31/2002                              1.00                 0.97                1.02               0.95
                        12/31/2001                              1.00                 0.93                1.02               0.91

Class B
                         6/3/2006                               0.76                 2.21                 n/a                n/a
                        12/31/2005                              0.77                 1.28                 n/a                n/a
                    03/05(a)-12/31/04                           0.79                 1.51                0.80               1.50

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN HIGH YIELD BOND FUND

Class A
                        6/30/2006                               0.80                 7.52                 n/a                n/a
                        12/31/2005                              0.81                 7.39                 n/a                n/a
                        12/31/2004                              0.83                 6.97                 n/a                n/a
                        12/31/2003                              0.90                 8.47                 n/a                n/a
                        12/31/2002                              0.90                 8.88                 n/a                n/a
                        12/31/2001                              0.90                 8.54                 n/a                n/a

Class B
                        6/30/2006                               0.60                 7.68                 n/a                n/a
                        12/31/2005                              0.60                 7.60                 n/a                n/a
                    03/05(a)-12/31/04                           0.63                 7.20                 n/a                n/a

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN STRATEGIC BOND FUND

Class A
                        6/30/2006                               0.93                 4.91                 n/a                n/a
                        12/31/2005                              0.93                 4.44                 n/a                n/a
                        12/31/2004                              0.94                 4.63                 n/a                n/a
                        12/31/2003                              0.95                 5.03                 n/a                n/a
                        12/31/2002                              0.95                 6.22                 n/a                n/a
                        12/31/2001                              0.98 (e)             6.46                 n/a                n/a

Class B
                        6/30/2006                               0.73                 5.11                 n/a                n/a
                        12/31/2005                              0.73                 4.64                 n/a                n/a
                    03/05(a)-12/31/04                           0.72                 4.87                 n/a                n/a

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
                        6/30/2006                               0.79                 4.09                 n/a                n/a
                        12/31/2005                              0.79                 3.76                 n/a                n/a
                        12/31/2004                              0.79                 3.92                 n/a                n/a
                        12/31/2003                              0.78                 3.26                 n/a                n/a
                        12/31/2002                              0.78                 4.26                 n/a                n/a
                        12/31/2001                              0.82 (e)             5.09                 n/a                n/a

Class B
                        6/30/2006                               0.59                 4.30                 n/a                n/a
                        12/31/2005                              0.59                 3.96                 n/a                n/a
                    03/05(a)-12/31/04                           0.61                 4.22                 n/a                n/a

---------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------

(a) Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.

(d) The Portfolio Turnover excludes dollar roll transactions.

(e) The ratio of net operating expenses for JNL/Western  Strategic Bond Fund and
JNL/Western   U.S.   Government  &  Quality  Bond  Fund  was  0.95%  and  0.79%,
respectively.

(f) The Portfolio  Turnover  including dollar roll  transactions for JNL/Western
Strategic  Bond Fund and  JNL/Western  U.S.  Government  & Quality  Bond Fund on
06/30/06  was 295.53% and 262.56%,  on 12/31/05 was 453.07% and 487.30%,  and on
12/31/04 was 422.85% and 643.06%, respectively.

See Notes to the Financial Statements.

This Supplement is dated December 29, 2006.

  THE INFORMATION IN THE SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
   IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS SUPPLEMENT IS NOT AN OFFER TO SELL THESE SECURITIES AND IS
NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR
                             SALE IS NOT PERMITTED.

               SUPPLEMENT DATED DECEMBER 29, 2006 TO THE STATEMENT
                   OF ADDITIONAL INFORMATION DATED MAY 1, 2006

                               JNL(R) SERIES TRUST

Please note that the changes are effective January 16, 2007.

PLEASE CHANGE ALL REFERENCES IN THE STATEMENT OF ADDITIONAL INFORMATION FOR THE "JNL/WESTERN HIGH YIELD BOND FUND" TO "JNL/WESTERN ASSET HIGH YIELD BOND FUND."

PLEASE CHANGE ALL REFERENCES IN THE STATEMENT OF ADDITIONAL INFORMATION FOR THE "JNL/WESTERN STRATEGIC BOND FUND" TO "JNL/WESTERN ASSET STRATEGIC BOND FUND."

PLEASE CHANGE ALL REFERENCES IN THE STATEMENT OF ADDITIONAL INFORMATION FOR THE "JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND" TO "JNL/WESTERN ASSET U.S. GOVERNMENT & QUALITY BOND FUND."

PLEASE DELETE ALL REFERENCES TO THE JNL/PUTNAM VALUE EQUITY FUND.

ON PAGE 2, PLEASE DELETE THE PARAGRAPH ENTITLED "BORROWING AND LENDING" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

BORROWING AND LENDING. A Fund may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets, except that JNL/AIM Small Cap Growth Fund, JNL/AIM Large Cap Growth Fund, JNL/Franklin Templeton Small Cap Value Fund and JNL/Goldman Sachs Mid Cap Value Fund each may borrow up to 33 1/3% of its total assets. However, the JNL/Franklin Templeton Global Growth Fund may only borrow up to 10% of its total assets. To secure borrowings, a Fund may mortgage or pledge securities in amounts up to 15% of its net assets. The JNL/Lazard Emerging Markets Fund and the JNL/Franklin Templeton Founding Strategy Fund may borrow for investment purposes to the extent permitted under the 1940 Act.

ON PAGE 18, PLEASE DELETE THE FIRST FULL PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     A Fund may have difficulty disposing of Assignments and Participations. Because the market for such instruments is not highly liquid, such instruments could be resold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on a Fund's ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The Funds treat investments in Participations and Assignments as illiquid for purposes of their limitations on investment in illiquid securities. However, the Trustees may in the future adopt guidelines for determining whether Assignments and Loan Participations are liquid or illiquid.


ON PAGE 23, PLEASE DELETE THE PARAGRAPH ENTITLED "TRADE CLAIMS" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

TRADE CLAIMS. The JNL/Franklin Templeton Small Cap Value Fund and JNL/Franklin Templeton Mutual Shares Fund may buy trade claims from creditors of companies in financial difficulty who seek to reduce the number of debt obligations they are owed. Such trade creditors generally sell their claims in an attempt to improve their balance sheets and reduce uncertainty regarding payments. For buyers, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, have the potential for higher income and capital appreciation should the debt issuer's financial position improve. Trade claims are generally liquid, as there is a secondary market, but the Board of Trustees will monitor their liquidity. An investment in trade claims is speculative and there can be no guarantee that the debt issuer will ever be able to satisfy the obligation. Further, trading in trade claims is not regulated by federal securities laws but primarily by bankruptcy and commercial laws. Because trade claims are unsecured obligations, holders may have a lower priority than secured or preferred creditors. At the present time, however, each Fund intends to limit these investments to no more than 5% of its net assets.

BEGINNING ON PAGE 32, UNDER THE SECTION ENTITLED "INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS", PARAGRAPHS (1), (4) AND (9) SHOULD BE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING:

          (1) Each Fund, except the JNL/PIMCO Real Return Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund,
               JNL/S&P  Retirement  2015  Fund,  JNL/S&P  Retirement  2020 Fund,
               JNL/S&P Retirement 2025 Fund, JNL/S&P Moderate Retirement Strategy Fund, JNL/S&P Moderate Growth Retirement Strategy Fund, JNL/S&P Growth Retirement Strategy Fund, JNL/Lazard Small Cap Value Fund and JNL/Lazard Mid Cap Value Fund, shall be a "diversified company," as such term is defined under the 1940 Act.

          (4) The JNL/Franklin Templeton Small Cap Value Fund, the JNL/Franklin Templeton Global Growth Fund and the JNL/Franklin Templeton Mutual Shares Fund may not invest in oil, gas or other mineral leases, exploration or development programs, including limited partnership interests. Debt or equity securities issued by companies engaged in the oil, gas, or real estate businesses are not considered oil or gas interests or real estate for purposes of this restriction.

          (9) No Fund may issue senior securities except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% (33 1/3% for the AIM sub-advised Funds, the JNL/Franklin Templeton Small Cap Value Fund, JNL/Franklin Templeton Mutual Shares Fund and JNL/Goldman Sachs Mid Cap Value Fund) of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Fund's (not applicable to the AIM sub-advised Funds, the JNL/Franklin Templeton Small Cap Value Fund, JNL/Franklin Templeton Mutual Shares Fund, and the JNL/Goldman Sachs Mid Cap Value Fund) total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts, or dollar rolls where segregated. This policy does not apply to the JNL/Lazard Emerging Markets Fund.


IN THE SUB-SECTION ENTITLED "OPERATING POLICIES", BEGINNING ON PAGE 33, PLEASE ADD THE FOLLOWING:

FOR THE JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND:

     (a) The Fund may not invest more than 25% of its net assets in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     (b) The Fund may not purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

FOR JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND:

     (a) The Fund may not invest more than 25% of its net assets in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     (b) The Fund may not invest in "letter stocks" or securities on which there are sales restrictions under a purchase agreement.

     (c) The Fund did not pledge, mortgage, hypothecate, or otherwise encumber its assets except to secure indebtedness permitted under its borrowing policy.

FOR THE JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND:

     (a)  The Fund may invest up to 35% of their assets in foreign securities.

     (b) The Fund may invest more than 25% of its net assets in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     (c) The Fund may not purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

FOR JNL/PPM AMERICA VALUE EQUITY FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.


IN THE SUB-SECTION ENTITLED "OPERATING POLICIES", FOR THE JNL/PIMCO TOTAL RETURN BOND BUND ON PAGE 38, PLEASE DELETE THE SECTION IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

FOR THE JNL/PIMCO TOTAL RETURN BOND FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in fixed-income securities. For the purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the allowable fixed income instruments.

     (b) The Fund may invest up to 10% of its total assets in non-investment grade, fixed-income securities rated at least B by Moody's or S&P or, if unrated, determined by the sub-adviser to be of comparable quality.

     (c) The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies.

     (d) The Fund may invest up to 10% of its total assets in securities of issuers based in emerging markets.

     (e)  The  Fund  may  not  invest  more  than 5% of its  net  assets  in any
          combination  of  inverse  floater,   interest-only  or  principal-only
          securities.

     (f) The Fund may not enter into a swap agreement with a party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.


ON PAGE 45, UNDER THE SECTION ENTITLED "TRUSTEES AND OFFICERS OF THE TRUST", THE THIRD PARAGRAPH AND THE TABLES THAT FOLLOW SHOULD BE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING:

     For purposes of this section, the term "Fund Complex" includes each of the following investment companies: JNL(R) Series Trust (60 portfolios), JNL Investors Series Trust (6 portfolios), JNL Variable Fund LLC (18 portfolios), and JNLNY Variable Fund I LLC (7 portfolios). Some of the Trustees and officers are also Trustees and officers of other Funds in the Fund Complex.


-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS IN         OTHER
                                 CURRENT       LENGTH OF                                THE FUND COMPLEX      TRUSTEESHIPS
TRUSTEE/OFFICER (AGE) & ADDRESS  POSITION      TIME SERVED  PRINCIPAL OCCUPATION FOR    OVERSEEN BY HELD      BY THE
                                 WITH TRUST                 THE PAST 5 YEARS            THE TRUSTEE           TRUSTEE
-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
Robert A. Fritts (57)*           Trustee**     8/97 to      Senior Vice President              91                None
1 Corporate Way                                present      (9/03 to present) and
Lansing, MI 48951                                           Controller of Jackson
                   President 12/02 to National Life Insurance
                                 and Chief     present      Company (9/82 to
                                 Executive                  present); Vice President
                                 Officer                    and Controller of Jackson
                                                            National Life Insurance
                                                            Company (8/82 to 8/03);
                                                            Trustee or Manager, and
                                                            (since 12/02) President
                                                            and Chief Executive
                                                            Officer, of each other
                                                            investment company in the
                                                            Fund Complex.
-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
----------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
Michael Bouchard (50)            Trustee**     12/03 to     Sheriff, Oakland County,           91                None
1 Corporate Way                                present      Michigan (1/99 to
Lansing, MI 48951                                           present); Senator - State
                                                            of Michigan (1991 -
                                                            1999); Chairman -
                                                            Financial Services
                                                            Committee (1/95 to 1/99)
-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
Dominic D'Annunzio (68)          Chairman of   2/04 to      Acting Commissioner of             91                None
1 Corporate Way                  the Board**   present      Insurance for the State
Lansing, MI 48951                                           of Michigan (1/90 to
                                 Trustee**                  5/90); (8/97 to 5/98)
                                               2/02 to
                                               present
-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
Michelle Engler (48)             Trustee**     12/03 to     Attorney (1983 to                  91            Director of
1 Corporate Way                                present      present); First Lady of                          Federal Home
Lansing, MI 48951                                           the State of Michigan                           Loan Mortgage
                                                            (1990 to 2002); Michigan                         Corporation
                                                            Community Service Chair
                                                            (1991 to 2000)
-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
Joseph Frauenheim (71)           Trustee**     12/94 to     Consultant (Banking)               91                None
1 Corporate Way                                present
Lansing, MI 48951

-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
Richard McLellan (63)            Trustee**     12/94 to     Member, Dykema Gossett             91                None
1 Corporate Way                                present      PLLC (Law Firm)
Lansing, MI 48951

-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------

* Mr. Fritts is an "interested person" of the Trust due to his position with Jackson National Life Insurance Company(R), which is the parent company of the Adviser and Distributor. ** The Chairman of the Board, interested and disinterested Trustees are elected to serve for an indefinite term.


-------------------------------- -------------- ----------- --------------------------- ------------------ -----------------

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS IN       OTHER
                                 CURRENT        LENGTH OF                               THE FUND COMPLEX    TRUSTEESHIPS
TRUSTEE/OFFICER (AGE) & ADDRESS  POSITION       TIME        PRINCIPAL OCCUPATION FOR    OVERSEEN BY         HELD BY THE
                                 WITH TRUST     SERVED      THE PAST 5 YEARS            THE TRUSTEE         TRUSTEE
-------------------------------- -------------- ----------- --------------------------- ------------------ -----------------
----------------------------------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------------------------------
-------------------------------- -------------- ----------- --------------------------- ------------------ -----------------
Mark D. Nerud (40)               Vice           8/97 to     Chief Financial Officer      Not Applicable     Not Applicable
1 Corporate Way                  President      present     of the Adviser (11/00 to
Lansing, MI 48951                                           present) and Managing
                     Treasurer 12/02 to Board Member of the
                                 and Chief      present     Adviser (11/00 to 11/03);
                                 Financial                  Vice President,
                                 Officer                    Treasurer, Chief
                                                            Financial Officer of
                                                            other Investment
                                                            Companies advised by the
                                                            Adviser; Vice President -
                                                            Fund Accounting &
                                                            Administration of Jackson
                                                            National Life Insurance
                                                            Company (1/00 to present)
-------------------------------- -------------- ----------- --------------------------- ------------------ -----------------
-------------------------------- -------------- ----------- --------------------------- ------------------ -----------------
Susan S. Rhee (34)               Vice           2/04 to     Secretary of the Adviser     Not Applicable     Not Applicable
1 Corporate Way                  President,     present     (11/00 to present);
Lansing, MI 48951                Counsel and                Assistant Vice President
                                 Secretary                  of Jackson National Life
                                                            Insurance Company (8/03
                                                            to present); Associate
                                                            General Counsel of
                                                            Jackson National Life
                                                            Insurance Company (7/01
                                                            to present); Senior
                                                            Attorney of Jackson
                                                            National Life Insurance
                                                            Company (1/00 to 7/01)
-------------------------------- -------------- ----------- --------------------------- ------------------ -----------------
-------------------------------- -------------- ----------- --------------------------- ------------------ -----------------
Steven J. Fredricks (36)         Chief          1/05 to     Attorney of Jackson          Not Applicable     Not Applicable
1 Corporate Way                  Compliance     present     National Life Insurance
Lansing, MI 48951                Officer                    Company (2/02 to 1/05);
                                                            Contract Attorney,
                                                            Godfrey & Kahn, S.C.
                                                            (2001 - 2002); Assistant
                                                            General Counsel, Aid
                                                            Association for Lutherans
                                                            (1997 to 2001)
-------------------------------- -------------- ----------- --------------------------- ------------------ -----------------
-------------------------------- -------------- ----------- --------------------------- ------------------ -----------------
Daniel W. Koors (36)             Assistant      9/06 to     Assistant Vice President     Not Applicable     Not Applicable
1 Corporate Way                  Treasurer      present     of Jackson National Life
Lansing, MI 48951                                           Insurance Company (9/06
                                                            to present); Partner
                                                            of Deloitte & Touche
                                                            LLP (2003 to June
                                                            2006); Senior
                                                            Manager of Deloitte
                                                            & Touche LLP (2000
                                                            to 2003)
-------------------------------- -------------- ----------- --------------------------- ------------------ -----------------

UNDER THE SUB-SECTION ENTITLED "INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS" BEGINNING ON PAGE 62, PLEASE ADD THE FOLLOWING:

     Credit Suisse Asset Management, LLC ("Credit Suisse"), located at 466 Lexington Avenue, New York, New York 10017 is the Sub-Adviser to the JNL/Credit Suisse Global Natural Resources Fund and JNL/Credit Suisse Long/Short Fund and is part of the asset management business of Credit Suisse, one of the world's leading banks. Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements. As of June 30, 2006, the asset management business of Credit Suisse had approximately $502 billion in assets under management. Credit Suisse is compensated directly by the Adviser and not by the Fund.

In connection with Credit Suisse's service as Sub-Adviser to the JNL/Credit Suisse Global Natural Resources Fund, Credit Suisse Asset Management Limited ("Credit Suisse London") will provide investment advisory and portfolio management advice to all or that portion of the Fund's assets designated by Credit Suisse from time to time. Credit Suisse London is compensated by Credit Suisse at no additional expense to the Trust. Credit Suisse London is located at One Cabot Square, London, UK E14 4QJ.

CREDIT SUISSE

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Credit Suisse's compensation to the portfolio managers includes both a fixed base salary component and bonus component. For certain portfolio managers, part of the bonus component is discretionary and generally is determined by considering various factors, such as the assets held in the Fund and other accounts managed by a portfolio manager, business growth, teamwork, management, corporate citizenship, etc. The other part of the bonus generally is determined by the pre-tax investment performance of products, including the portion of the Fund allocated to Credit Suisse, for which the portfolio manager is responsible. Credit Suisse considers both the short-term (generally one year) and long-term (generally three years) performance of a portfolio manager relative to selected benchmarks as follows:

-------------------------------- ------------------------------ -----------------------------------
Portfolio Manager                Benchmark(s)                   Peer Group
-------------------------------- ------------------------------ -----------------------------------
-------------------------------- ------------------------------ -----------------------------------
Neil Gregson                     MSCI Eastern Europe            Lipper Hindsight LUX Eastern
                                 MSCI Emerging Europe           Europe
                                 FT Gold Mines Index            Lipper Hindsight Global Emerging
                                 MSCI Global Emerging Markets   Markets
                                 MSCI Weighted sub-sectors      Lipper Emerging Markets Fund
                                                                Lipper Precious Metals
-------------------------------- ------------------------------ -----------------------------------
-------------------------------- ------------------------------ -----------------------------------
William Weng                     S&P 500 Index                  Lipper Large Cap Core
-------------------------------- ------------------------------ -----------------------------------
-------------------------------- ------------------------------ -----------------------------------
Todd Jablonski                   S&P 500 Index                  Lipper Large Cap Core
-------------------------------- ------------------------------ -----------------------------------

For other portfolio managers, the discretionary bonus is not tied by formula to the performance of any fund or account. For those portfolio managers, the factors taken into account in determining a portfolio manager's bonus include the Fund's performance, assets held in the Fund and other accounts managed by the portfolio managers, business growth, team work, management, corporate citizenship, etc. Joseph Cherian is the only portfolio manager whose discretionary bonus is not tied by formula to the performance of any fund or account.

A portion of the bonus may be paid in phantom shares of Credit Suisse Group stock as deferred compensation. Phantom shares are shares representing an unsecured right to receive on a particular date a specified number of registered shares subject to certain terms and conditions.

Like all employees of Credit Suisse, portfolio managers participate in Credit Suisse's profit sharing and 401(k) plans.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST

The following table reflects information as of December 31, 2005:

JNL/Credit Suisse Long/Short Fund

Joseph Cherian                                                         Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   4                      $11,424.05
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   3                     $548,103.918
                                                                 -----------------------    ------------------------

William Weng                                                           Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   1                      $11,094.745
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   2                     $537,254.106
                                                                 -----------------------    ------------------------

Todd Jablonski                                                         Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   1                      $11,094.745
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   2                     $537,254.106
                                                                 -----------------------    ------------------------

JNL/Credit Suisse Global Natural Resources Fund
Jay Bhutani                                                            Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   2                      $559,518.21
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   0                          $0
                                                                 -----------------------    ------------------------

Neil Gregson                                                           Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   4                      $414,000.0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   3                      $560,000.0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   0                          $0
                                                                 -----------------------    ------------------------

CONFLICTS OF INTEREST

It is possible that conflicts of interest may arise in connection with the portfolio managers' management of the Fund's investments on the one hand and the investments of other accounts on the other. For example, the portfolio managers may have conflicts of interest in allocating management time, resources and investment opportunities between the Fund and other accounts they advise. In addition due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio managers may take action with respect to another account that differs from the action taken with respect to the Fund. Credit Suisse has adopted policies and procedures that are designed to minimize the effects of these conflicts.

If Credit Suisse believes that the purchase or sale of a security is in the best interest of more than one client, it may (but is not obligated to) aggregate the orders to be sold or purchased to seek favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations. Credit Suisse may aggregate orders if all participating client accounts benefit equally (i.e., all receive an average price of the aggregated orders). In the event Credit Suisse aggregates an order for participating accounts, the method of allocation will generally be determined prior to the trade execution. Although no specific method of allocation of transactions (as well as expenses incurred in the transactions) is expected to be used, allocations will be designed to ensure that over time all clients receive fair treatment consistent with Credit Suisse's fiduciary duty to its clients (including its duty to seek to obtain best execution of client trades). The accounts aggregated may include registered and unregistered investment companies managed by Credit Suisse's affiliates and accounts in which Credit Suisse's officers, directors, agents, employees or affiliates own interests. Applicant may not be able to aggregate securities transactions for clients who direct the use of a particular broker-dealer, and the client also may not benefit from any improved execution or lower commissions that may be available for such transactions.

SECURITY OWNERSHIP OF PORTFOLIO MANAGERS

------------------------ ---- ---------- ------------ ------------- --------------- --------------- --------------
      PORTFOLIO MANAGER  NONE $1-        $10,001-     $50,001-      $100,001-       $500,001-        OVER
                              $10,000    $50,000      $100,000      $500,000        $1,000,000       $1,000,000
------------------------ ---- ---------- ------------ ------------- --------------- --------------- --------------
------------------------ ---- ---------- ------------ ------------- --------------- --------------- --------------
Jay Bhutani                X
------------------------ ---- ---------- ------------ ------------- --------------- --------------- --------------
------------------------ ---- ---------- ------------ ------------- --------------- --------------- --------------
Neil Gregson               X
------------------------ ---- ---------- ------------ ------------- --------------- --------------- --------------
------------------------ ---- ---------- ------------ ------------- --------------- --------------- --------------
Joseph Cherian             X
------------------------ ---- ---------- ------------ ------------- --------------- --------------- --------------
------------------------ ---- ---------- ------------ ------------- --------------- --------------- --------------
William Weng               X
------------------------ ---- ---------- ------------ ------------- --------------- --------------- --------------
------------------------ ---- ---------- ------------ ------------- --------------- --------------- --------------
Todd Jablonski             X
------------------------ ---- ---------- ------------ ------------- --------------- --------------- --------------

     Franklin Mutual Advisers, LLC ("Franklin Mutual"), located at 101 John F. Kennedy Parkway, Short Hills, New Jersey, 07078, serves as sub-adviser to the JNL/Franklin Templeton Mutual Shares Fund. Franklin Mutual is an indirect, wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Franklin Resources, Inc.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Franklin Mutual seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

          BASE SALARY. Each portfolio manager is paid a base salary.

          ANNUAL BONUS. Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

          >> INVESTMENT PERFORMANCE. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

          >> NON-INVESTMENT PERFORMANCE. The more qualitative contributions of a portfolio manager to the manager's business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

          >> RESPONSIBILITIES. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

          ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION. Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

The following table reflects information as of December 31, 2005:

Peter A. Langerman                                                     Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   2                       $19,578.5
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   2                       $2,136.7
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   0                          $0
                                                                 -----------------------    ------------------------

Deborah A. Turner                                                      Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   2                       $19,578.2
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   1                         $76.2
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   0                          $0
                                                                 -----------------------    ------------------------

F. David Segal
                                                                        Number Of                    Total
                                                                        ACCOUNTS                 ASSETS ($MIL)



registered investment companies: .......................                   4                       $28,863.6
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   2                        $323.7
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   0                          $0
                                                                 -----------------------    ------------------------

CONFLICTS OF INTEREST

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)

------------------------ ---- ---------- ------------ ------------- --------------- --------------- --------------
      PORTFOLIO MANAGER        NONE      $1-        $10,001-     $50,001-       $100,001-       $500,001-        OVER
                                         $10,000    $50,000      $100,000       $500,000        $1,000,000       $1,000,000
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
Peter A. Langerman                X
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
Deborah A. Turner                 X
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
F. David Segal                    X
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------


     Jackson National Asset Management, LLC ("JNAM"), located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, makes the allocations to the JNL/Franklin Templeton Founding Strategy Fund. JNAM is a is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial Inc.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Assets of JNL/Franklin Templeton Founding Strategy Fund ("Fund") are invested in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis (approximately 33 1/3%). JNAM manages the Fund according to those narrow asset allocation limits. In this context, the term "portfolio manager" refers to oversight of the asset allocation process, and portfolio managers perform primarily a technical, systems oversight role, insuring the proper pre-determined asset allocation in the Underlying Funds. Due to the reality that the Fund's portfolio managers do not perform any special tasks beyond their usual day-to-day functions as employees of the investment adviser and administrator to the Fund, do not perform extensive investment research and analysis on the Underlying Funds, and should not be considered portfolio managers beyond the most technical definition of the phrase "portfolio managers," there is no special compensation arrangement for the portfolio managers. The portfolio managers are paid their regular base salary, receive an incentive bonus opportunity, and receive a benefits package commensurate with all other JNAM employees.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

The following table reflects information as of December 31, 2005:

Mark D. Nerud                                                          Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   0                          $0
                                                                 -----------------------    ------------------------

William V. Simon                                                       Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   0                          $0
                                                                 -----------------------    ------------------------

Daniel W. Koors                                                        Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   0                          $0
                                                                 -----------------------    ------------------------

CONFLICTS OF INTEREST

As discussed herein, the Fund is invested in the Underlying Funds according a pre-determined allocation (approximately 33 1/3%) in the Underlying Funds. Daily cash flows will require the allocation of Fund assets among the Underlying Funds. Consequently, the portfolio managers may have access to purchase and sale information related to the Underlying Funds, which may create a conflict of interest should the portfolio managers attempt to trade in shares of the Underlying Funds. Shares of the Fund and the Underlying Funds may only be acquired through the Jackson variable contracts. Pursuant to JNAM's and the Funds' Code of Ethics, purchases and sales of JNL variable contracts must be reported by all "Access Persons," including the portfolio managers, and consequently, all transactions in the Fund and Underlying Funds are monitored for compliance with the Code of Ethics. In addition, JNAM and the Funds have adopted certain compliance policies and procedures, which are reasonably designed to maintain compliance with federal and state regulatory requirements, and to prevent conflicts of interests. However, there is no guarantee that such policies and policies and procedures will detect every situation in which a conflict arises.

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)


------------------------ ---- ---------- ------------ ------------- --------------- --------------- --------------
PORTFOLIO MANAGER                 NONE     $1-          $10,001-     $50,001-      $100,001-       $500,001-        OVER
                                           $10,000      $50,000      $100,000      $500,000        $1,000,000       $1,000,000
--------------------------------- -------- ----------- ------------ -------------- --------------- -------------- --------------
--------------------------------- -------- ----------- ------------ -------------- --------------- -------------- --------------
Mark D. Nerud                        X
--------------------------------- -------- ----------- ------------ -------------- --------------- -------------- --------------
--------------------------------- -------- ----------- ------------ -------------- --------------- -------------- --------------
William V. Simon                     X
--------------------------------- -------- ----------- ------------ -------------- --------------- -------------- --------------
--------------------------------- -------- ----------- ------------ -------------- --------------- -------------- --------------
Daniel W. Koors                      X
--------------------------------- -------- ----------- ------------ -------------- --------------- -------------- --------------


     PPM America, Inc. ("PPM"), which is located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, serves as sub-adviser to the JNL/PPM America Value Equity Fund. PPM, an affiliate of the Adviser, is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial Inc.


PORTFOLIO MANAGER COMPENSATION STRUCTURE

PPM considers compensation critical to the retention of high quality investment professionals. PPM's policy is to reward professional staff according to competitive industry scales, personal effort and performance. This is accomplished throughout three primary compensation elements: Base salary, annual bonus, and PPM's long-term incentive program (LTIP). Base salary is evaluated for each professional at least annually based on tenure, performance, and market factors. Annual bonus is calculated for investment professionals based primarily on the results they achieve for their clients, and the PPM LTIP program is based on the overall performance of the operations of PPM and other U.S. based affiliates. To help in retaining its investment professionals, the PPM LTIP has a four-year cliff vesting. The mix of base, bonus, and LTIP varies by level, with more senior employees having a greater percentage of their pay at risk through annual bonus and LTIP.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

The following table reflects information as of June 30, 2006:

PPM Equity Team                                                        Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   9                    $2,646,820,840
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   12                   $3,856,741,200
                                                                 -----------------------    ------------------------

CONFLICTS OF INTEREST

PPM is not aware of any material conflicts of interest that may arise in connection with its management of the Fund's investments and the investments of its other accounts.

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by the PPM Equity Team are managed using the same or substantially similar investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, and allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as PPM may have an incentive to allocate securities that are expected to increase in value to preferred accounts, including those of clients affiliated with PPM. Also, the Fund, as a registered investment company, is subject to different regulations than certain of the accounts managed by PPM, and, consequently, there may be differences in the allowable investments and investment techniques between accounts of client managed by PPM. PPM seeks to manage such potential conflicts by through the adoption of a variety of policies and procedures, including procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

Also, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the Fund and the PPM have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

As noted above, PPM and the Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)


------------------------ ---- ---------- ------------ ------------- --------------- --------------- --------------
PORTFOLIO MANAGER             NONE       $1-        $10,001-     $50,001-      $100,001-       $500,001-        OVER
(PPM EQUITY TEAM)                        $10,000    $50,000      $100,000      $500,000        $1,000,000       $1,000,000
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
Richard Brody                     X
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
Jeffrey Moran                     X
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
Sam Ye                            X
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
Alford Zick                       X
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------


     Templeton Global Advisors Limited ("Global Advisors"), located at Lyford Cay, Nassau, Bahamas, serves as sub-adviser to the JNL/Franklin Templeton Global Growth Fund. Global Advisors is an indirect, wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Franklin Resources, Inc.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Global Advisors seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

          BASE SALARY. Each portfolio manager is paid a base salary.

          ANNUAL BONUS. Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

          >> INVESTMENT PERFORMANCE. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

          >> NON-INVESTMENT PERFORMANCE. The more qualitative contributions of a portfolio manager to the manager's business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

          >> RESPONSIBILITIES. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

          ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION. Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

The following table reflects information as of December 31, 2005:

Murdo Murchison, CFA                                                   Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   7                       $58,939.5
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   6                       $13,255.2
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   7                       $1,509.6
                                                                 -----------------------    ------------------------

Jeffrey A. Everett, CFA                                                Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   11                      $60,879.8
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   11                      $11,922.2
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   8                        $617.2
                                                                 -----------------------    ------------------------

Lisa F. Myers, CFA                                                     Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   1                       $58,778.2
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   8                        $109.3
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   20                      $4,916.0
                                                                 -----------------------    ------------------------

CONFLICTS OF INTEREST

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)

------------------------ ---- ---------- ------------ ------------- --------------- --------------- -------------- --------------
      PORTFOLIO MANAGER             NONE    $1-        $10,001-     $50,001-        $100,001-       $500,001-        OVER
                                            $10,000    $50,000      $100,000        $500,000        $1,000,000       $1,000,000
--------------------------------- -------- ----------- ------------ -------------- --------------- -------------- --------------
Murdo Murchison, CFA                 X
--------------------------------- -------- ----------- ------------ -------------- --------------- -------------- --------------
--------------------------------- -------- ----------- ------------ -------------- --------------- -------------- --------------
Jeffrey A. Everett, CFA              X
--------------------------------- -------- ----------- ------------ -------------- --------------- -------------- --------------
--------------------------------- -------- ----------- ------------ -------------- --------------- -------------- --------------
Lisa F. Myers, CFA                   X
--------------------------------- -------- ----------- ------------ -------------- --------------- -------------- --------------


ON PAGE 92, PLEASE DELETE IN ITS ENTIRETY THE SECOND PARAGRAPH ON THE PAGE AND REPLACE IT WITH THE FOLLOWING:

     Mellon Capital Management Corporation ("Mellon Capital"), located at 595 Market Street, Suite 3000, San Francisco, California 94105, serves as sub-adviser to the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small-Cap Index Fund, JNL/Mellon Capital Management International Index Fund and to the JNL/Mellon Capital Management Bond Index Fund. Mellon Capital also serves as co-sub-adviser to the JNL/S&P Moderate Retirement Strategy Fund, JNL/S&P Growth Retirement Strategy Fund, and JNL/S&P Growth Retirement Strategy. Mellon Capital Management Corporation is a wholly-owned indirect subsidiary of Mellon Financial Corporation, a publicly traded financial holding company.


ON PAGE 94, PLEASE ADD THE FOLLOWING TABLES UNDER THE SECTION ENTITLED "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST":

JNL/S&P Moderate Retirement Strategy Fund

Susan Ellison, Richard Brown, Karen Wong                               Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   13                       $4,665
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                  703                       $56,591
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   30                       $18,708
                                                                 -----------------------    ------------------------

JNL/S&P Growth Retirement Strategy Fund

Susan Ellison, Richard Brown, Karen Wong                               Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   13                       $4,665
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                  703                       $56,591
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   30                       $18,708
                                                                 -----------------------    ------------------------

JNL/S&P Growth Retirement Strategy

Susan Ellison, Richard Brown, Karen Wong                               Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   13                       $4,665
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                  703                       $56,591
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   30                       $18,708
                                                                 -----------------------    ------------------------


ON PAGE 97, PLEASE DELETE IN ITS ENTIRETY THE FIRST FULL PARAGRAPH ON THE PAGE AND REPLACE IT WITH THE FOLLOWING:

PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660 serves as sub-adviser to the JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund. PIMCO is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and is a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP") with a minority interest held by PIMCO Partners, LLC. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. AGI LP was organized as a limited partnership under Delaware law in 1987. AGI LP's sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited company with two members, ADAM U.S. Holding LLC, the managing member, which is a Delaware limited liability company and Pacific Life Insurance Company, a California stock life insurance company. The sole member of ADAM U.S. Holding LLC is Allianz Global Investors of America LLC. Allianz Global Investors of America LLC has two members, Allianz of America, Inc., a Delaware corporation which owns a 99.9% non-managing interest and Allianz Global Investors of America Holding Inc., a Delaware corporation which owns a 0.1% managing interest. Allianz Global Investors of America Holding Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft. Allianz Global Investors Aktiengesellschaft is owned 25.53% by Allianz-Argos 6 Vermogensverwaltungsgesellschaft mbH and 74.47% by Allianz Aktiengesellschaft. Allianz-Argos 6 Vermogensverwaltungsgesellschaft is wholly-owned by Allianz Finanzbeteiligungs GmbH which is wholly owned by Allianz Aktiengesellschaft ("Allianz AG"). Allianz of America, Inc. is wholly-owned by Allianz AG. Pacific Life Insurance Company, a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz AG indirectly holds a controlling interest in Allianz Global Investors of America L.P. Allianz AG is a European-based, multinational insurance and financial services holding company.


ON PAGE 97, PLEASE DELETE IN ITS ENTIRETY THE SECTION ENTITLED "PORTFOLIO MANAGER COMPENSATION", AND REPLACE IT WITH THE FOLLOWING:

PORTFOLIO MANAGER COMPENSATION

PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

SALARY AND BONUS. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In  addition,   the  following   non-exclusive  list  of  qualitative   criteria
(collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers:

     o 3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager and relative to applicable industry peer groups;
     o Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;
     o    Amount and nature of assets managed by the portfolio manager;
     o Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
     o Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
     o Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
     o    Contributions to asset retention, gathering and client satisfaction;
     o    Contributions to mentoring, coaching and/or supervising; and
     o    Personal growth and skills added.

A portfolio manager's compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.

RETENTION BONUSES. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors's profit growth and PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

PROFIT SHARING PLAN. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual's overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

ALLIANZ TRANSACTION RELATED COMPENSATION. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG ("Allianz"). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.


ON PAGE 100, PLEASE DELETE IN ITS ENTIRETY THE SECTION ENTITLED "CONFLICTS OF INTEREST", AND REPLACE IT WITH THE FOLLOWING:

CONFLICTS OF INTEREST

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

KNOWLEDGE AND TIMING OF FUND TRADES. A potential conflict of interest may arise as a result of the portfolio manager's day-to- day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by- side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

PERFORMANCE FEES. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.


ON PAGE 114, PLEASE DELETE IN ITS ENTIRETY THE LAST PARAGRAPH ON THE PAGE AND REPLACE IT WITH THE FOLLOWING:

     Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041, serves as sub-adviser to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund. SPIAS is co-sub-adviser with Mellon Capital Management Corporation for the following funds: JNL/S&P Moderate Retirement Strategy Fund, JNL/S&P Growth Retirement Strategy Fund, and JNL/S&P Growth Retirement Strategy. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.


ADD THE FOLLOWING FUNDS TO THE CHART BEGINNING ON PAGE 122:

                             FUND                                               ASSETS                        FEES

  JNL/Credit Suisse Global Natural Resources Fund......        $0 to $100 million......................      .45%
                                                               $100 million to $300 million............      .40%
                                                               Over $300 million.......................      .35%

  JNL/Credit Suisse Long/Short Fund....................        $0 to $150 million......................      .60%
                                                               $150 million to $300 million............      .55%
                                                               Over $300 million.......................      .50%

  JNL/Franklin Templeton Founding Strategy Fund........        All Assets                                     0%

  JNL/Franklin Templeton Global Growth Fund............        $0 to $50 million.......................     .625%
                                                               $50 million to $200 million.............     .465%
                                                               $200 million to $500 million............     .375%
                                                               Over $500 million.......................     .350%

  JNL/Franklin Templeton Mutual Shares Fund............        All Assets                                    .51%

  JNL/PIMCO Real Return Fund...........................        All Assets                                    .25%

  JNL/PPM America Value Equity Fund....................        $0 to $150 million......................      .25%
                                                               $150 million to $300 million............      .20%
                                                               Over $300 million.......................      .17%

  JNL/S&P Disciplined Moderate Fund*...................        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Disciplined Moderate Growth Fund*............        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Disciplined Growth Fund*.....................        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Moderate Retirement Strategy Fund*...........        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Moderate Growth Retirement Strategy Fund*....        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Growth Retirement Strategy Fund*.............        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Moderate Retirement Strategy Fund****........        $0 to $100 million......................      .06%
                                                               $100 million to $750 million............      .03%
                                                               Over $750 million.......................      .015%

  JNL/S&P Moderate Growth Retirement Strategy Fund****.        $0 to $100 million......................      .06%
                                                               $100 million to $750 million............      .03%
                                                               Over $750 million.......................      .015%

  JNL/S&P Growth Retirement Strategy Fund****..........        $0 to $100 million......................      .06%
                                                               $100 million to $750 million............      .03%
                                                               Over $750 million.......................      .015%

**** These sub-advisory fees are paid to Mellon Capital Management Corporation.

ON PAGE 127, PLEASE DELETE THE PARAGRAPH ENTITLED "ADMINISTRATIVE FEE" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

ADMINISTRATIVE FEE. Each Fund, except the JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Select Global Growth Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/JPMorgan International Equity Fund and the JNL/S&P Funds, pays to the JNAM L.L.C. (the Administrator) an Administrative Fee of 0.10% of the average daily net assets of the Fund. Each of the following Funds pays an Administrative Fee of 0.15%: JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Select Global Growth Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Mellon Capital Management International Index Fund, and the JNL/JPMorgan International Equity Fund. The JNL/S&P Funds pay an Administrative Fee of 0.05%. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal (except for litigation expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, custody, printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees. The fees paid by the Fund to the Administrator for the fiscal year ended December 31, 2003, December 31, 2004 and December 31, 2005, were $5,453,968.00, $8,059,418.98 and
$10,078,999.53, respectively.


ON PAGE 127, PLEASE DELETE THE SECOND PARAGRAPH OF THE SECTION ENTITLED "CUSTODIAN AND TRANSFER AGENT" IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

     Mellon Trust of New England, N.A. (formerly, Boston Safe Deposit and Trust Company), One Boston Place, Boston, Massachusetts 02108, acts as custodian for all of the Funds except the following Funds, for which the Trust acts as custodian: JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, The custodian is an affiliate of Mellon Capital Management Corporation.


ON PAGE 128, PLEASE DELETE THE PARAGRAPH ENTITLED "THE DISTRIBUTOR" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

THE DISTRIBUTOR. Jackson National Life Distributors LLC (the "Distributors" or "JNLD"), 8055 E. Tufts Avenue, Denver, Colorado 80237 is the distributor of the shares of the Trust. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. The Distribution Agreement was approved by the Board of Trustees on August 30, 2006.

ON PAGE 139, PLEASE DELETE THE FIRST PARAGRAPH ENTITLED "PROXY VOTING FOR SECURITIES HELD BY THE FUNDS" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

PROXY VOTING FOR SECURITIES HELD BY THE FUNDS. The Board of Trustees has adopted the proxy voting policy and procedure ("Trust Policy") of the Adviser, pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the sub-advisers. The Trust has adopted each of the sub-adviser's proxy voting policies and procedures ("Policies"). The policies and procedures (or summaries) are attached to this SAI. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Funds' Shareholders, the Adviser, or the sub-advisers, the sub-advisers will generally vote the proxies related to the companies giving rise to such conflict, and report to the Board of Trustees on such conflicts.


ON PAGE 148, THE SECTION ENTITLED "FINANCIAL STATEMENTS" SHOULD BE DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

                              FINANCIAL STATEMENTS

The unaudited financial statements of the JNL Series Trust for the period ended June 30, 2006 are incorporated by reference (which means they legally are part of this SAI) from the Trust's Semi-Annual Report to shareholders. The Semi-Annual Report is available at no charge upon written or telephone request to the Trust at the address and telephone number set forth on the front page of this Statement of Additional Information.

This Supplement is dated December 29, 2006.

(To be used with V3180 Rev. 05/06)                         V_____________ ___/06

                                JNL SERIES TRUST

                                     PART C
                                OTHER INFORMATION

Note: Items 23-30 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 23.  Exhibits
          (a) Agreement and Declaration of Trust of Registrant dated June 1, 1994, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

       (b)(1) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

          (2) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

          (3) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

          (c)  Not Applicable

       (d)(1) Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (2) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Fred Alger Management, Inc. dated August 16, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (3) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (4) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (5) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Rowe-Price Fleming International, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (6) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (7) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (8) Amendment dated August 7, 1996 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

          (9) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Eagle Asset Management, Inc. dated August 9, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

         (10) Amendment dated August 21, 1996 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

         (11) Amendment dated April 18, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

         (12) Amendment dated April 18, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

         (13) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Putnam Investment Management, Inc. dated April 22, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

         (14) Amendment dated December 17, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (15) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Alliance Capital Management L.P. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (16) Amendment dated December 21, 1998 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (17) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Goldman Sachs Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

         (18) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and J.P. Morgan Investment Management Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (19) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Lazard Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (20) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Pacific Investment Management Company dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (21) Amendment dated December 17, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (22) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on May 1, 1998.

         (23) Amendment dated April 30, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and J.P. Morgan Investment Management, Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (24) Amendment dated December 31, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (25) Sub-Advisory Agreement between Jackson National Financial Services, LLC and Pacific Investment Management Company dated March 14, 2000, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (26) Amendment dated February 10, 2000 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (27) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (28) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Putnam Investment Management, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (29) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (30) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

         (31) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (32) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Corporation dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (33) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (34) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management Inc dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (35) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (36) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (37) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (38) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Alliance Capital Management L.P. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (39) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (40) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (41) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (42) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (43) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds,Inc. dated April 25, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (44) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (45) Amendment dated August 9, 2001, to the Investment Advisory and Management Agreement between the Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

         (46) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc. dated August 9, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

         (47) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated October 4, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

         (48) Amendment dated October 4, 2001, to the Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc., dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

         (49) Amendment dated October 4, 2001, to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

         (50) Supplement to the Investment Sub-Advisory Agreement with PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

         (51) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

         (52) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

         (53) Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

         (54) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

         (55) Form of Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

         (56) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Curian Capital, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (57) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (58) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (59) Form of Amendment to Investment Sub-Advisory Agreement between J.P. Morgan Investment Management Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (60) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (61) Sub-Advisory Consulting Agreement between Jackson National Asset Management, LLC, Salomon Brothers Asset Management Inc., and Salomon Brothers Asset Management Limited dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (62) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (63) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (64) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fidelity Management & Research Company dated May 1,2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (65) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company llp dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (66) Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (67) Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (68) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (69) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (70) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment, Management, Inc., dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (71) Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (72) Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (73) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc., dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (74) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (75) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (76) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (77) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (78) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (79) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (80) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (81) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (82) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (83) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (84) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisory Services, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (85) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (86) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management, L.P., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (87) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (88) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (89) Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated July 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (90) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds, Inc. dated July 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (91) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated November 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (92) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (93) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP dated November 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (94) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC dated October 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (95) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (96) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (97) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management LLC dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (98) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (99) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management L.P. dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (100) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisers, Inc. dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (101) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fidelity Management and Research Company dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (102) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (103) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Western Asset Management Company dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (104) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, LLC dated September 1, 2006, attached hereto.

        (105) Form of Amendment to Investment Advisory Agreement between JNL Series Trust and Jackson National Asset Management, LLC, dated January 16, 2007, attached hereto.

        (106) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated January 16, 2007, attached hereto.

        (107) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Mutual Advisers, LLC, dated January 16, 2007, attached hereto.

        (108) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Templeton Global Advisors Limited, dated January 16, 2007, attached hereto.

        (109) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated January 16, 2007, attached hereto.

        (110) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC, dated January 16, 2007, attached hereto.

        (111) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, LLC, dated January 16, 2007, attached hereto.

        (112) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC, dated January 16, 2007, attached hereto.

        (113) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Western Asset Management Company, dated January 16, 2007, attached hereto.

        (114) Form of Amendment to Investment Sub-Sub-Advisory Agreement between Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited, dated January 16, 2007, attached hereto.

       (e)(1) Amended Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (2) Amendment dated August 7, 1996 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

          (3) Amendment dated April 18, 1997 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

          (4) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account III dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

          (5) Amendment dated March 16, 1998 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

          (6) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account V dated February 11, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (7) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account I dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

          (8) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account II dated December 16, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (9) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

         (10) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

         (11) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission October 14, 2003.

         (12) Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (13) Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (14) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (15) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (16) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (17) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (18) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (19) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated January 16, 2007, attached hereto.

          (f)  Not Applicable

       (g)(1) Custodian Contract between Registrant and State Street Bank and Trust Company dated September 16, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 15, 1997.

          (2) Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 14, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (3) Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 1, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

          (4) Amendment of Custody Contract dated October 4, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on October 15, 2001.

          (5) Amendment of Custody Contract dated December 5, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

          (6) Form of Amendment of Custody Contract dated May 16, 2002, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

          (7) Form of Amendment to Custody Contract between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

          (8) Form of Custody Contract between Registrant and Curian Clearing, a division of Investment Centers of America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

          (9) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (10) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (11) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (12) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (13) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated August 31, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (14) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (15) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated January 16, 2007, attached hereto.


       (h)(1) Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on March 1, 1999.

          (2) Amendment dated February 10, 2000 to Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (3) Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

          (4) Amendment dated August 9, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

          (5) Amendment dated October 4, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

          (6) Amendment dated February 14, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

          (7) Amendment dated March 20, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

          (8) Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

          (9) Form of Marketing Letter between Jackson National Life Distributors, Inc. and Sub-Adviser, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

         (10) Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

         (11) Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (12) Amendment dated May 1, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (13) Amendment dated October 29, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (14) Amendment dated January 15, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (15) Amendment dated May 16, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (16) Amendment dated July 8, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (17) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (18) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (19) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (20) Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (21) Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (22) Form of Plan of Reorganization of the JNL Series Trust, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (23) Plan of Reorganization of the JNL Series Trust, dated June 24, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (24) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (25) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (26) Plan of Reorganization of the JNL Series Trust, dated May 13, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission September 8, 2004.

         (27) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 15, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (28) Form of Plan of Reorganization of the JNL Series Trust, dated February 9, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (29) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (30) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (31) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (32) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (33) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (34) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (35) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated September 1, 2006, attached hereto.

         (36) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, attached hereto.

         (37) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, attached hereto.

         (38) Form of Contact Owner Information Agreement, pursuant to Rule 22c-2 between JNL Series Trust and Jackson National Insurance Company and its Separate Accounts, dated October 16, 2006, attached hereto.

          (i) Opinion and Consent of Counsel, attached hereto.

          (j) Consent of Auditors, to be filed by Amendment.

          (k) Not Applicable

          (l) Not Applicable

       (m)(1) Form of Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (2) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

          (3) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

          (4) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

          (5) Form of Amended and Restated Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

          (6) Form of Amended and Restated Brokerage Enhancement Plan, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

          (7) Form of Amended and Restated Brokerage Enhancement Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

          (8) Form of Amended and Restated Brokerage Enhancement Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

          (9) Form of Distribution Plan, dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (10) Form of Distribution Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (11) Form of Distribution Plan, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (12) Form of Distribution Plan, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (13) Form of Distribution Plan, dated January 16, 2007, attached hereto.


       (n)(1) Form of Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

          (2) Form of Multiple Class Plan, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

          (3) Form of Multiple Class Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

          (4) Form of Multiple Class Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

          (5) Form of Multiple Class Plan, dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

          (6) Form of Multiple Class Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

          (7) Form of Multiple Class Plan, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

          (8) Form of Multiple Class Plan, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

          (9) Form of Multiple Class Plan, dated January 16, 2007, attached hereto.

          (o)  Not Applicable

       (p)(1) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (2) Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (3) Eagle Asset Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (4) Fred Alger Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

          (5) J.P. Morgan Investment Management Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (6) Janus Capital Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (7) Lazard Asset Management Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

          (8) Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (9) PPM America, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

         (10) Putnam Investment Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

         (11) Salomon Brothers Asset Management Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

         (12) Standard & Poor's Investment Advisory Services, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (13) T. Rowe Price Associates, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (14) OppenheimerFunds, Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (15) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (16) AIM Capital Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

         (17) Mellon Capital Management Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

         (18) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

         (19) Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

         (20) OppenheimerFunds, Inc. Code of Ethics dated May 15, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (21) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (22) Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (23) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed with the Securities and Exchange Commission on April 30, 2003.

         (24) Curian Capital LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (25) PPM America, Inc.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (26) Janus Capital Management LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (27) Alliance Capital Management L.P.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (28) Lazard Asset Management's Code of Ethics and Personal Investment Policy dated January 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (29) Mellon Capital Management's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (30) Pacific Investment Management Company Code of Ethics, effective February 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (31) Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (32) Wellington Management Company llp's Code of Ethics, dated April 30, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (33) Eagle Asset Management, Inc. Code of Ethics, dated February 5, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (34) T. Rowe Price Associates, Inc. Code of Ethics, dated March 31, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (35) The Registrant's and Jackson National Asset Management, LLC Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (36) Wellington Management Company LLP's Code of Ethics, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (37) Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (38) Code of Ethics for Citigroup Asset Management - North America, and Certain Registered Investment Companies as amended April 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on April 25, 2005.

         (39) Code of Ethics and Personal Investment Policy for Lazard Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on April 25, 2005.

         (40) Code of Ethics for Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (41) Wellington Management Company llp's Code of Ethics, dated January 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (42) Registrant's Section 406 of Sarbanes-Oxley of 2002 Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 42 filed with the Securities and Exchange Commission on December 16, 2005.

         (43) Code of Ethics for Pacific Investment Management Company, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on April 12, 2006.

         (44) Code of Ethics for Wellington Management Company, L.P., incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on April 12, 2006.

         (45) Code of Ethics for Jackson National Asset Management, LLC, attached hereto.

         (46) Code of Ethics for Credit Suisse Asset Management, LLC, attached hereto.

         (47) Code of Ethics for Franklin Templeton Investments, attached hereto.

         (48)  Code of Ethics for PPM America, Inc., attached hereto.

         (49) Code of Ethics for Standard & Poor's Investment Advisory Services LLC, attached hereto.


Item 24. Persons controlled by or under Common Control with Registrant.

     Jackson National Separate Account I Jackson National Separate Account III Jackson National Separate Account IV Jackson National Separate Account V JNLNY Separate Account I JNLNY Separate Account II JNLNY Separate Account IV

Item 25. Indemnification.

     Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Article VI of the Registrant's By-Laws provides the following:

     The Trust shall provide any indemnification required by applicable law and shall indemnify Trustees, officers, agents and employees as follows:

(a) The Trust shall indemnify any current or former Trustee, officer and agents of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust as any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding to the fullest extent authorized and in the manner permitted by applicable federal and state law, provided he or she acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

(b) The Trust shall indemnify any current and former Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise to the fullest extent authorized and in the manner permitted by applicable federal and state law, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit.

(c) To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified to the fullest extent authorized and in the manner permitted by applicable federal and state law against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel. Prior to any payment being made pursuant to this paragraph, a majority of a quorum of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(e) The Trust shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(f) Pursuant and subject to Article VI, the Trust shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.

(g) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(h) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

(i) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(j) The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

     The foregoing indemnification arrangements are subject to the provisions of
Section 17(h) of the Investment Company Act of 1940.

     Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant.

Item 26. Business and Other Connections of Investment Adviser.

     Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAMLLC") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Frauenheim, Fritts, McLellan, D'Annunzio, Bouchard, Nerud, Fredricks, Koors and Ms. Engler and Ms. Rhee, contained in the section entitled "Trustees and Officers of the Trust" and the description of JNAMLLC contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAM:

Name                                 Address                                Principal Occupation

Andrew B. Hopping                    1 Corporate Way                        President, Managing Board Member (3/98
                                     Lansing, MI 48951                      to Present)

Mark D. Nerud                        1 Corporate Way                        Chief Financial Officer
                                     Lansing, MI 48951                      (3/98 to Present)

Susan S. Rhee                        1 Corporate Way                        Secretary (1/00 to Present)
                                     Lansing, MI 48951                      Chief Legal Officer (7/04 to Present)

Steve Fredricks                      1 Corporate Way                        Chief Compliance Officer
                                     Lansing, MI 48951                      (2/05 to Present)

Robert A. Fritts                     1 Corporate Way                        Board Member (11/03 to present)
                                     Lansing, MI 48951

Thomas J. Meyer                      1 Corporate Way                        Board Member (11/03 to present)
                                     Lansing, MI 48951


AIM Capital Management, Inc., Credit Suisse Asset Management, LLC, Credit Suisse Asset Management Limited, Eagle Asset Management, Inc., Fidelity Management & Research Company, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Fred Alger Management, Inc., Goldman Sachs Asset Management, L.P., J.P. Morgan Investment Management Inc., Lazard Asset
Management, Mellon Capital Management Corporation, OppenheimerFunds, Inc., Pacific Investment Management Company, PPM America, Inc., Putnam Investment Management, Inc., Salomon Brothers Asset Management Inc, Salomon Brothers Asset Management Limited, Standard & Poor's Investment Advisory Services, Inc., Templeton Global Advisors Limited, T. Rowe Price Associates, Inc., Wellington Management Company, LLP, Western Asset Management Company, and Western Asset Management Company Ltd the sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and other required information:

                                                                     File No.
AIM Capital Management, Inc.                                         801-15211
Credit Suisse Asset Management, LLC                                  801-37170
Credit Suisse Asset Management Limited                               801-40177
Eagle Asset Management, Inc.                                         801-21343
Fidelity Management & Research Company                               801-07884
Franklin Advisers, Inc.                                              801-26292
Franklin Advisory Services, LLC                                      801-51967
Franklin Mutual Advisers, LLC                                        801-53068
Fred Alger Management, Inc.                                          801-06709
Goldman Sachs Asset Management, L.P.                                 801-37591
INVESCO Institutional (N.A.), Inc.                                   801-33949
J.P. Morgan Investment Management Inc.                               801-21011
Lazard Asset Management                                               801-6568
Mellon Capital Management Corporation                                801-19785
OppenheimerFunds, Inc.                                                801-8253
Pacific Investment Management Company                                801-48187
PPM America, Inc.                                                    801-40783
Putnam Investment Management, Inc.                                    801-7974
Salomon Brothers Asset Management Inc                                801-32046
Standard & Poor's Investment Advisory Services, Inc.                 801-51431
Salomon Brothers Asset Management Limited                            801-43335
Templeton Global Advisors Limited                                    801-42343
T. Rowe Price Associates, Inc.                                         801-856
Wellington Management Company llp                                    801-15908
Western Asset Management Company                                     801-08162
Western Asset Management Company Ltd                                 801-21068

Item 27. Principal Underwriters.

(a) Jackson National Life Distributors, Inc. acts as general distributor for the Registrant. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate
     Account V, the Jackson National Separate Account IV, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV and JNL Series Trust.

(b)  Directors and Officers of Jackson National Life Distributors, Inc.:


Name and Business Address          Positions and Officers with Underwriter

Michael A. Wells                      Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                     Director and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                      President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                         Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                        Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Pamela Aurbach                        Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Brad Baker                            Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Linda Baker                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

William Britt                         Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Tori Bullen                           Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                          Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Maura Collins                         Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Robert DiNardo                        Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Paul Fitzgerald                       Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Goldberg                        Regional Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Julia A. Goatley                      Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                            Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kevin Grant                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Bonnie Howe                           Vice President and Deputy General Counsel
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hurley                         Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Mark Jones                            Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Kluever                         Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Christopher Kopka                     Vice President and Deputy General Counsel
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Brian Lane                            Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

James Livingston                      Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Mantelli                         Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                         Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

James McCorkle                        Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas J. Meyer                       Director and Secretary
1 Corporate Way
Lansing, MI 48951

Jack Mishler                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Peter Radloff                         Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                   Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                            Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Sam Somuri                            Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

David Sprague                         Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                   Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Townsend                         Vice President and Controller and FinOp
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

C. Ray Trueblood                      Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Wright                        Vice President and Chief Compliance Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Item 28. Location of Accounts and Records

     Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the
physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the
physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of Boston Safe Deposit and Trust Company, One Boston Place, Boston, MA 02108.

Item 29. Management Services.

     Not  Applicable.

Item 30. Undertakings.

     Not  Applicable.

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(a) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 18th day of September 2006.

                                      JNL SERIES TRUST

                             By:      /S/ ROBERT A. FRITTS BY THOMAS J. MEYER*
                                      ----------------------------------------
                                      Robert A. Fritts
                                      President and Chief Executive Officer


     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.


/S/ ROBERT A. FRITTS BY THOMAS J. MEYER*                      September 18, 2006
----------------------------------------
Robert A. Fritts
President, Chief Executive Officer and Manager

/S/ MICHELLE ENGLER BY THOMAS J. MEYER*                       September 18, 2006
---------------------------------------
Michelle Engler
Manager

/S/ MICHAEL BOUCHARD BY THOMAS J. MEYER*                      September 18, 2006
----------------------------------------
Michael Bouchard
Manager

/S/ DOMINIC D'ANNUNZIO BY THOMAS J. MEYER*                    September 18, 2006
------------------------------------------
Dominic D'Annunzio
Manager

/S/ JOSEPH FRAUENHEIM BY THOMAS J. MEYER*                     September 18, 2006
-----------------------------------------
Joseph Frauenheim
Manager

/S/ RICHARD D. MCLELLAN BY THOMAS J. MEYER*                   September 18, 2006
-------------------------------------------
Richard D. McLellan
Manager

/S/ MARK D. NERUD BY THOMAS J. MEYER*                         September 18, 2006
-------------------------------------
Mark D. Nerud
Vice President, Chief Financial Officer and Treasurer

* By Thomas J. Meyer, Attorney In Fact

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL SERIES TRUST, a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

     IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.


/S/ ROBERT A. FRITTS                                          January 1, 2006
---------------------
Robert A. Fritts

/S/ MICHELLE ENGLER                                           January 1, 2006
--------------------
Michelle Engler

/S/ MICHAEL BOUCHARD                                          January 1, 2006
---------------------
Michael Bouchard

/S/ DOMINIC D'ANNUNZIO                                        January 1, 2006
-----------------------
Dominic D'Annunzio

/S/ JOSEPH FRAUENHEIM                                         January 1, 2006
----------------------
Joseph Frauenheim

/S/ RICHARD D. MCLELLAN                                       January 1, 2006
------------------------
Richard D. McLellan

/S/ MARK D. NERUD                                             January 1, 2006
------------------
Mark D. Nerud

                                  EXHIBIT LIST

EXHIBIT NUMBER 23 DESCRIPTION

     (d)(104) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, LLC dated September 1, 2006, attached hereto as Ex-99.23(d)(104).

        (105) Form of Amendment to Investment Advisory Agreement between JNL Series Trust and Jackson National Asset Management, LLC, dated January 16, 2007, attached hereto as Ex-99.23(d)(105).

        (106) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated January 16, 2007, attached hereto as Ex-99.23(d)(106).

        (107) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Mutual Advisers, LLC, dated January 16, 2007, attached hereto as Ex-99.23(d)(107).

        (108) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Templeton Global Advisors Limited, dated January 16, 2007, attached hereto as Ex-99.23(d)(108).

        (109) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated January 16, 2007, attached hereto as Ex-99.23(d)(109).

        (110) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC, dated January 16, 2007, attached hereto as Ex-99.23(d)(110).

        (111) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, LLC, dated January 16, 2007, attached hereto as Ex-99.23(d)(111).

        (112) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC, dated January 16, 2007, attached hereto as Ex-99.23(d)(112).

        (113) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Western Asset Management Company, dated January 16, 2007, attached hereto as Ex-99.23(d)(113).

        (114) Form of Amendment to Investment Sub-Sub-Advisory Agreement between Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited, dated January 16, 2007, attached hereto as Ex-99.23(d)(114).

      (e)(19) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated January 16, 2007, attached hereto as Ex-99.23(e)(19).

      (g)(15) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated January 16, 2007, attached hereto as Ex-99.23(g)(15).

      (h)(35) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated September 1, 2006, attached hereto as Ex-99.23(h)(35).

         (36) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, attached hereto as Ex-99.23(h)(36).

         (37) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, attached hereto as Ex-99.23(h)(37).

         (38) Form of Contact Owner Information Agreement, pursuant to Rule 22c-2 between JNL Series Trust and Jackson National Insurance Company and its Separate Accounts, dated October 16, 2006, attached hereto as Ex-99.23(h)(38).

      (i)      Opinion and Consent of Counsel, attached hereto as Ex-99.23(i).

      (m)(13) Form of Distribution Plan, dated January 16, 2007, attached hereto as Ex-99.23(m)(13).

      (n)(9) Form of Multiple Class Plan, dated January 16, 2007, attached hereto as Ex-99.23(n)(9).

      (p)(45) Code of Ethics for Jackson National Asset Management, LLC, attached hereto as Ex-99.23(p)(45).

         (46) Code of Ethics for Credit Suisse Asset Management, LLC, attached hereto as Ex-99.23(p)(46).

         (47) Code of Ethics for Franklin Templeton Investments, attached hereto as Ex-99.23(p)(47).

         (48) Code of Ethics for PPM America, Inc., attached hereto as Ex-99.23(p)(48).

         (49) Code of Ethics for Standard & Poor's Investment Advisory Services LLC, attached hereto as Ex-99.23(p)(49).